UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

EXCHANGE-TRADED FUNDS — 99.97%
iShares MSCI Eurozone ETF[a]	68,944	$2,259,984

		2,259,984

TOTAL INVESTMENT COMPANIES
(Cost: $2,353,558)		2,259,984

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,189	1,189

		1,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,189)		1,189

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $2,354,747)[d]		2,261,173
Other Assets, Less Liabilities — (0.02)%		(475)

NET ASSETS — 100.00%		$2,260,698

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,355,785. Net unrealized depreciation was $94,612, of which $ — represented gross unrealized appreciation on securities and $94,612 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	67,434	1,678	(168)	68,944	$2,259,984	—	$(20)

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	1,059,000	USD	1,122,122	BNP	12/05/2016	$368
USD	1,161,767	EUR	1,059,000	BNP	12/05/2016	39,277

						39,645

USD	1,127,331	EUR	1,062,000	BNP	01/05/2017	(407)

						(407)

			Net unrealized appreciation			$39,238

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,259,984	$—	$—	$2,259,984
Money market funds	1,189	—	—	1,189

Total	$2,261,173	$—	$—	$2,261,173

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$39,645	$—	$39,645
Liabilities:
Forward currency contracts	—	(407)	—	(407)

Total	$—	$39,238	$—	$39,238

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

2

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.71%

EXCHANGE-TRADED FUNDS — 99.71%
iShares MSCI Japan ETF[a]	74,771	$3,730,325

		3,730,325

TOTAL INVESTMENT COMPANIES
(Cost: $3,603,630)		3,730,325

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,857	1,857

		1,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,857)		1,857

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $3,605,487)[d]		3,732,182
Other Assets, Less Liabilities — 0.24%		8,988

NET ASSETS — 100.00%		$3,741,170

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,616,472. Net unrealized appreciation was $115,710, of which $126,695 represented gross unrealized appreciation on securities and $10,985 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	286,366	80,255[a]	(291,850)	74,771	$3,730,325	$—	$1,569

[a]	Includes 71,938 shares received from a one-for-four reverse stock split.

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,819,819	JPY	191,170,000	BNP	12/05/2016	$148,679
USD	2,773,509	JPY	315,621,000	BNP	01/06/2017	8,782

						157,461

JPY	191,170,000	USD	1,678,259	BNP	12/05/2016	(7,118)

						(7,118)

			Net unrealized appreciation			$150,343

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,730,325	$—	$—	$3,730,325
Money market funds	1,857	—	—	1,857

Total	$3,732,182	$—	$—	$3,732,182

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$157,461	$—	$157,461
Liabilities:
Forward currency contracts	—	(7,118)	—	(7,118)

Total	$—	$150,343	$—	$150,343

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.14%

EXCHANGE-TRADED FUNDS — 99.14%
iShares MSCI Australia ETF[a,b]	493,054	$10,078,024

		10,078,024

TOTAL INVESTMENT COMPANIES (Cost: $9,261,353)		10,078,024

SHORT-TERM INVESTMENTS — 47.66%

MONEY MARKET FUNDS — 47.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	4,838,548	4,840,000
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	5,325	5,325

		4,845,325

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,845,325)		4,845,325

TOTAL INVESTMENTS IN SECURITIES — 146.80% (Cost: $14,106,678)[f]		14,923,349
Other Assets, Less Liabilities — (46.80)%		(4,757,592)

NET ASSETS — 100.00%		$10,165,757

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $14,198,660. Net unrealized appreciation was $724,689, of which $816,671 represented gross unrealized appreciation on securities and $91,982 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Australia ETF	488,097	12,985	(8,028)	493,054	$10,078,024	$—	$(49)

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	9,831,260	AUD	12,994,000	BNP	12/05/2016	$236,734
USD	10,214,168	AUD	13,735,000	BNP	01/05/2017	80,267

						317,001

AUD	12,994,000	USD	9,676,422	BNP	12/05/2016	(81,896)

						(81,896)

				Net unrealized appreciation		$235,105

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

AUD — Australian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$10,078,024	$—	$—	$10,078,024
Money market funds	4,845,325	—	—	4,845,325

Total	$14,923,349	$—	$—	$14,923,349

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$317,001	$—	$317,001
Liabilities:
Forward currency contracts	—	(81,896)	—	(81,896)

Total	$—	$235,105	$—	$235,105

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.14%

EXCHANGE-TRADED FUNDS — 100.14%
iShares MSCI Canada ETF[a]	429,233	$11,164,350

		11,164,350

TOTAL INVESTMENT COMPANIES
(Cost: $9,860,181)		11,164,350

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	6,879	6,879

		6,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,879)		6,879

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $9,867,060)[d]		11,171,229
Other Assets, Less Liabilities — (0.20)%		(22,676)

NET ASSETS — 100.00%		$11,148,553

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $9,986,426. Net unrealized appreciation was $1,184,803, of which $1,304,169 represented gross unrealized appreciation on securities and $119,366 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Canada ETF	416,192	13,049	(8)	429,233	$11,164,350	$—	$(10)

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	14,518,000	USD	10,787,331	BNP	12/05/2016	$20,611
USD	10,889,678	CAD	14,572,000	BNP	12/05/2016	41,535

						62,146

CAD	54,000	USD	40,257	BNP	12/05/2016	(57)
USD	11,086,601	CAD	14,915,000	BNP	01/05/2017	(21,071)

						(21,128)

				Net unrealized appreciation		$41,018

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CAD — Canadian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$11,164,350	$—	$—	$11,164,350
Money market funds	6,879	—	—	6,879

Total	$11,171,229	$—	$—	$11,171,229

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$62,146	$—	$62,146
Liabilities:
Forward currency contracts	—	(21,128)	—	(21,128)

Total	$—	$41,018	$—	$41,018

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

8

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

EXCHANGE-TRADED FUNDS — 100.00%
iShares MSCI Eurozone ETF[a]	33,265,049	$1,090,428,306

		1,090,428,306

TOTAL INVESTMENT COMPANIES
(Cost: $1,281,320,848)		1,090,428,306

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	582,262	582,262

		582,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $582,262)		582,262

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $1,281,903,110)[d]		1,091,010,568
Other Assets, Less Liabilities — (0.05)%		(537,227)

NET ASSETS — 100.00%		$1,090,473,341

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $1,294,641,442. Net unrealized depreciation was $203,630,874, of which $ — represented gross unrealized appreciation on securities and $203,630,874 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	39,282,725	3,594,359	(9,612,035)	33,265,049	$1,090,428,306	$—	$(22,246,579)

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	357,505,345	USD	378,437,283	CITI	12/05/2016	$501,422
USD	407,953,384	EUR	373,105,345	CITI	12/05/2016	12,479,420
USD	757,539,821	EUR	692,731,000	BNP	12/05/2016	23,277,826
USD	693,123,364	EUR	652,222,000	BNP	01/05/2017	528,661

						36,787,329

EUR	692,963,000	USD	736,067,940	BNP	12/05/2016	(1,560,036)
EUR	15,600,000	USD	17,159,906	CITI	12/05/2016	(624,646)
USD	245,773	EUR	232,000	BNP	12/05/2016	(136)
EUR	3,395,000	USD	3,622,112	BNP	01/05/2017	(16,961)
USD	8,206,188	EUR	7,729,000	BNP	01/05/2017	(1,239)
USD	379,157,656	EUR	357,505,345	CITI	01/05/2017	(477,358)

						(2,680,376)

				Net unrealized appreciation		$34,106,953

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,090,428,306	$—	$—	$1,090,428,306
Money market funds	582,262	—	—	582,262

Total	$1,091,010,568	$—	$—	$1,091,010,568

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$36,787,329	$—	$36,787,329
Liabilities:
Forward currency contracts	—	(2,680,376)	—	(2,680,376)

Total	$—	$34,106,953	$—	$34,106,953

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

10

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.97%

EXCHANGE-TRADED FUNDS — 99.97%
iShares MSCI Germany ETF[a,b]	16,744,412	$415,763,750

		415,763,750

TOTAL INVESTMENT COMPANIES
(Cost: $499,289,891)		415,763,750

SHORT-TERM INVESTMENTS — 4.34%

MONEY MARKET FUNDS — 4.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	17,617,346	17,622,631
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	440,075	440,075

		18,062,706

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,057,463)		18,062,706

TOTAL INVESTMENTS IN SECURITIES — 104.31%
(Cost: $517,347,354)[f]		433,826,456
Other Assets, Less Liabilities — (4.31)%		(17,912,378)

NET ASSETS — 100.00%		$415,914,078

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $520,892,320. Net unrealized depreciation was $87,065,864, of which $5,244 represented gross unrealized appreciation on securities and $87,071,108 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Germany ETF	18,777,370	1,623,240	(3,656,198)	16,744,412	$415,763,750	$—	$(10,221,340)

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	130,000	USD	137,718	BNP	12/05/2016	$76
EUR	147,428,000	USD	156,059,909	CITI	12/05/2016	206,776
USD	299,236,797	EUR	273,466,000	BNP	12/05/2016	9,375,811
USD	165,919,076	EUR	151,746,000	CITI	12/05/2016	5,075,516
USD	258,067,929	EUR	242,839,000	BNP	01/05/2017	197,135

						14,855,314

EUR	280,221,000	USD	298,207,112	BNP	12/05/2016	(1,186,146)
EUR	4,318,000	USD	4,749,774	CITI	12/05/2016	(172,899)
USD	7,291,178	EUR	6,885,000	BNP	12/05/2016	(6,595)
USD	1,858,045	EUR	1,750,000	BNP	01/05/2017	(281)
USD	156,356,977	EUR	147,428,000	CITI	01/05/2017	(196,853)

						(1,562,774)

				Net unrealized appreciation		$13,292,540

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$415,763,750	$—	$—	$415,763,750
Money market funds	18,062,706	—	—	18,062,706

Total	$433,826,456	$—	$—	$433,826,456

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$14,855,314	$—	$14,855,314
Liabilities:
Forward currency contracts	—	(1,562,774)	—	(1,562,774)

Total	$—	$13,292,540	$—	$13,292,540

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

EXCHANGE-TRADED FUNDS — 99.98%
iShares MSCI Italy Capped ETF[a,b]	164,309	$3,573,710

		3,573,710

TOTAL INVESTMENT COMPANIES
(Cost: $4,870,138)		3,573,710

SHORT-TERM INVESTMENTS — 14.16%

MONEY MARKET FUNDS — 14.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	503,683	503,834
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	2,161	2,161

		505,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $505,886)		505,995

TOTAL INVESTMENTS IN SECURITIES — 114.14%
(Cost: $5,376,024)[f]		4,079,705
Other Assets, Less Liabilities — (14.14)%		(505,412)

NET ASSETS — 100.00%		$3,574,293

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,400,664. Net unrealized depreciation was $1,320,959, of which $28,499 represented gross unrealized appreciation on securities and $1,349,458 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Italy Capped ETF	621,544	577,619[a]	(1,034,854)	164,309	$3,573,710	$—	$(1,088,864)

[a]	Includes 159,368 shares received from a one-for-four reverse stock split.

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	4,517,921	EUR	4,128,000	BNP	12/05/2016	$142,436
USD	3,516,507	EUR	3,309,000	BNP	01/05/2017	2,680

						145,116

EUR	4,128,000	USD	4,416,120	BNP	12/05/2016	(40,636)
EUR	78,000	USD	82,904	BNP	01/05/2017	(76)
USD	72,198	EUR	68,000	BNP	01/05/2017	(11)

						(40,723)

				Net unrealized appreciation		$104,393

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,573,710	$—	$—	$3,573,710
Money market funds	505,995	—	—	505,995

Total	$4,079,705	$—	$—	$4,079,705

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$145,116	$—	$145,116
Liabilities:
Forward currency contracts	—	(40,723)	—	(40,723)

Total	$—	$104,393	$—	$104,393

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.22%

EXCHANGE-TRADED FUNDS — 99.22%
iShares MSCI Japan ETF[a]	13,530,514	$675,037,343

		675,037,343

TOTAL INVESTMENT COMPANIES
(Cost: $688,517,461)		675,037,343

SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	2,352,819	2,352,819

		2,352,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,352,819)		2,352,819

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $690,870,280)[d]		677,390,162
Other Assets, Less Liabilities — 0.43%		2,917,061

NET ASSETS — 100.00%		$680,307,223

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $695,658,660. Net unrealized depreciation was $18,268,498, of which $ — represented gross unrealized appreciation on securities and $18,268,498 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	38,311,015	18,452,546[a]	(43,233,047)	13,530,514	$675,037,343	$—	$2,893,581

[a]	Includes 8,673,524 shares received from a one-for-four reverse stock split.

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	542,420,326	JPY	58,268,143,000	BNP	12/05/2016	$33,060,735
USD	140,697,790	JPY	14,806,543,000	CITI	12/05/2016	11,264,205
USD	584,721,218	JPY	66,112,364,000	BNP	01/05/2017	5,627,990
USD	122,828,838	JPY	13,880,887,000	CITI	01/05/2017	1,242,993

						51,195,923

JPY	58,268,143,000	USD	515,025,171	BNP	12/05/2016	(5,665,581)
JPY	14,806,543,000	USD	131,570,608	CITI	12/05/2016	(2,137,023)
JPY	3,801,770,000	USD	33,302,470	BNP	01/05/2017	(1,902)

						(7,804,506)

				Net unrealized appreciation		$43,391,417

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$675,037,343	$—	$—	$675,037,343
Money market funds	2,352,819	—	—	2,352,819

Total	$677,390,162	$—	$—	$677,390,162

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$51,195,923	$—	$51,195,923
Liabilities:
Forward currency contracts	—	(7,804,506)	—	(7,804,506)

Total	$—	$43,391,417	$—	$43,391,417

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

16

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.41%

EXCHANGE-TRADED FUNDS — 100.41%
iShares MSCI Mexico Capped ETF[a,b]	25,524	$1,126,119

		1,126,119

TOTAL INVESTMENT COMPANIES
(Cost: $1,410,443)		1,126,119

SHORT-TERM INVESTMENTS — 35.81%

MONEY MARKET FUNDS — 35.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	400,706	400,826
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	778	778

		401,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,486)		401,604

TOTAL INVESTMENTS IN SECURITIES — 136.22%
(Cost: $1,811,929)[f]		1,527,723
Other Assets, Less Liabilities — (36.22)%		(406,173)

NET ASSETS — 100.00%		$1,121,550

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,819,740. Net unrealized depreciation was $292,017, of which $118 represented gross unrealized appreciation on securities and $292,135 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Mexico Capped ETF	23,115	3,228	(819)	25,524	$1,126,119	$—	$(4,995)

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	22,107,000	USD	1,068,866	BNP	12/05/2016	$5,135
USD	1,203,814	MXN	22,748,000	BNP	12/05/2016	98,672
USD	58,646	MXN	1,206,000	BNP	01/05/2017	269

						104,076

MXN	641,000	USD	33,879	BNP	12/05/2016	(2,738)
USD	1,064,818	MXN	22,107,000	BNP	01/05/2017	(5,295)

						(8,033)

				Net unrealized appreciation		$96,043

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

MXN — Mexican Peso

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,126,119	$—	$—	$1,126,119
Money market funds	401,604	—	—	401,604

Total	$1,527,723	$—	$—	$1,527,723

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$104,076	$—	$104,076
Liabilities:
Forward currency contracts	—	(8,033)	—	(8,033)

Total	$—	$96,043	$—	$96,043

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

18

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.47%

EXCHANGE-TRADED FUNDS — 99.47%
iShares MSCI South Korea Capped ETF[a]	160,964	$8,572,942

		8,572,942

TOTAL INVESTMENT COMPANIES
(Cost: $8,576,098)		8,572,942

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	5,810	5,810

		5,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,810)		5,810

TOTAL INVESTMENTS IN SECURITIES — 99.54%
(Cost: $8,581,908)[d]		8,578,752
Other Assets, Less Liabilities — 0.46%		39,664

NET ASSETS — 100.00%		$8,618,416

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $8,600,851. Net unrealized depreciation was $22,099, of which $ — represented gross unrealized appreciation on securities and $22,099 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI South Korea Capped ETF	219,077	34,593	(92,706)	160,964	$8,572,942	$—	$316,590

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	11,942,550	KRW	13,688,551,000	JPM	12/05/2016	$268,605
USD	7,204	KRW	8,249,000	MS	12/05/2016	169
USD	490,221	KRW	562,284,000	SOC	12/05/2016	10,691
USD	428	KRW	503,000	HSBC	01/05/2017	1
USD	8,545,124	KRW	10,013,176,000	SCB	01/05/2017	42,111

						321,577

KRW	4,244,212,000	USD	3,703,501	NSI	12/05/2016	(83,929)
KRW	10,013,176,000	USD	8,547,312	SCB	12/05/2016	(7,820)
KRW	1,696,000	USD	1,482	SSB	12/05/2016	(35)
USD	37,126	KRW	43,748,000	HSBC	01/05/2017	(25)

						(91,809)

				Net unrealized appreciation		$229,768

Counterparties:

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

NSI — Nomura Securities International Inc.

SOC — Societe Generale

SCB — Standard Chartered Bank

SSB — State Street Bank London

Currency abbreviations:

KRW — South Korean Won

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$8,572,942	$—	$—	$8,572,942
Money market funds	5,810	—	—	5,810

Total	$8,578,752	$—	$—	$8,578,752

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$321,577	$—	$321,577
Liabilities:
Forward currency contracts	—	(91,809)	—	(91,809)

Total	$—	$229,768	$—	$229,768

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

20

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.06%

EXCHANGE-TRADED FUNDS — 100.06%
iShares MSCI Spain Capped ETF[a,b]	600,039	$15,102,981

		15,102,981

TOTAL INVESTMENT COMPANIES
(Cost: $18,505,834)		15,102,981

SHORT-TERM INVESTMENTS — 36.98%

MONEY MARKET FUNDS — 36.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	5,573,348	5,575,020
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	6,547	6,547

		5,581,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,580,851)		5,581,567

TOTAL INVESTMENTS IN SECURITIES — 137.04%
(Cost: $24,086,685)[f]		20,684,548
Other Assets, Less Liabilities — (37.04)%		(5,590,733)

NET ASSETS — 100.00%		$15,093,815

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $24,096,298. Net unrealized depreciation was $3,411,750, of which $715 represented gross unrealized appreciation on securities and $3,412,465 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Spain Capped ETF	602,289	290,315	(292,565)	600,039	$15,102,981	$—	$(860,093)

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	11,764,000	USD	12,452,782	CITI	12/05/2016	$16,500
USD	4,968,378	EUR	4,493,000	BNP	12/05/2016	206,011
USD	12,862,758	EUR	11,764,000	CITI	12/05/2016	393,476
USD	2,837,436	EUR	2,670,000	BNP	01/05/2017	2,162

						618,149

EUR	4,493,000	USD	4,807,712	BNP	12/05/2016	(45,345)
EUR	313,000	USD	332,678	BNP	01/05/2017	(303)
USD	77,507	EUR	73,000	BNP	01/05/2017	(12)
USD	12,476,487	EUR	11,764,000	CITI	01/05/2017	(15,708)

						(61,368)

				Net unrealized appreciation		$556,781

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$15,102,981	$—	$—	$15,102,981
Money market funds	5,581,567	—	—	5,581,567

Total	$20,684,548	$—	$—	$20,684,548

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$618,149	$—	$618,149
Liabilities:
Forward currency contracts	—	(61,368)	—	(61,368)

Total	$—	$556,781	$—	$556,781

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

22

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.98%

EXCHANGE-TRADED FUNDS — 99.98%
iShares MSCI Switzerland Capped ETF[a]	120,804	$3,424,793

		3,424,793

TOTAL INVESTMENT COMPANIES
(Cost: $3,829,401)		3,424,793

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,874	1,874

		1,874

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,874)		1,874

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $3,831,275)[d]		3,426,667
Other Assets, Less Liabilities — (0.04)%		(1,255)

NET ASSETS — 100.00%		$3,425,412

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,849,830. Net unrealized depreciation was $423,163, of which $ — represented gross unrealized appreciation on securities and $423,163 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Switzerland Capped ETF	154,512	6,873	(40,581)	120,804	$3,424,793	$—	$(26,252)

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	3,445,000	USD	3,388,413	BNP	12/05/2016	$457
USD	4,588,623	CHF	4,553,000	BNP	12/05/2016	109,804
USD	16,768	CHF	17,000	BNP	01/05/2017	3

						110,264

CHF	1,108,000	USD	1,137,361	BNP	12/05/2016	(47,413)
USD	3,406,380	CHF	3,455,000	BNP	01/05/2017	(817)

						(48,230)

				Net unrealized appreciation		$62,034

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CHF — Swiss Franc

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,424,793	$—	$—	$3,424,793
Money market funds	1,874	—	—	1,874

Total	$3,426,667	$—	$—	$3,426,667

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$110,264	$—	$110,264
Liabilities:
Forward currency contracts	—	(48,230)	—	(48,230)

Total	$—	$62,034	$—	$62,034

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

24

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.84%

EXCHANGE-TRADED FUNDS — 99.84%
iShares MSCI United Kingdom ETF[a]	2,644,344	$79,488,980

		79,488,980

TOTAL INVESTMENT COMPANIES
(Cost: $83,303,148)		79,488,980

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	55,782	55,782

		55,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,782)		55,782

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $83,358,930)[d]		79,544,762
Other Assets, Less Liabilities — 0.09%		70,766

NET ASSETS — 100.00%		$79,615,528

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $83,385,945. Net unrealized depreciation was $3,841,183, of which $ — represented gross unrealized appreciation on securities and $3,841,183 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI United Kingdom ETF	7,259,436	5,080,451[a]	(9,695,543)	2,644,344	$79,488,980	$—	$(1,132,175)

[a]	Includes 3,792,372 shares received from a one-for-four reverse stock split.

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
GBP	95,707,000	USD	119,633,566	BNP	12/05/2016	$119,505
GBP	32,740,000	USD	40,958,510	BNP	01/05/2017	51,992

						171,497

USD	116,385,341	GBP	95,707,000	BNP	12/05/2016	(3,367,730)
USD	120,376,430	GBP	96,194,000	BNP	01/05/2017	(117,286)

						(3,485,016)

				Net unrealized depreciation		$(3,313,519)

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

GBP — British Pound

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$79,488,980	$—	$—	$79,488,980
Money market funds	55,782	—	—	55,782

Total	$79,544,762	$—	$—	$79,544,762

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$171,497	$—	$171,497
Liabilities:
Forward currency contracts	—	(3,485,016)	—	(3,485,016)

Total	$—	$(3,313,519)	$—	$(3,313,519)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

26

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

November 30, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.81%

EXCHANGE-TRADED FUNDS — 99.81%
iShares Edge MSCI Min Vol Global ETF[a]	35,322	$2,562,258

		2,562,258

TOTAL INVESTMENT COMPANIES
(Cost: $2,602,333)		2,562,258

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,148	1,148

		1,148

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,148)		1,148

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $2,603,481)[d]		2,563,406
Other Assets, Less Liabilities — 0.15%		3,841

NET ASSETS — 100.00%		$2,567,247

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,603,715. Net unrealized depreciation was $40,309, of which $ — represented gross unrealized appreciation on securities and $40,309 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended November 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Global ETF	17,315	18,091	(84)	35,322	$2,562,258	$—	$(17)

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

November 30, 2016

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CAD	142,000	USD	105,510	BNP	12/05/2016	$202
CHF	103,000	USD	101,308	BNP	12/05/2016	14
DKK	20,704	USD	2,944	BNP	12/05/2016	5
GBP	54,000	USD	67,415	BNP	12/05/2016	152
ILS	75,000	USD	19,529	BNP	12/05/2016	48
INR	620,408	USD	9,026	BNP	12/05/2016	28
KRW	71,800,000	USD	61,190	BNP	12/05/2016	43
USD	111,353	CAD	149,000	BNP	12/05/2016	429
USD	106,815	CHF	106,000	BNP	12/05/2016	2,542
USD	14,018	CLP	9,139,000	BNP	12/05/2016	502
USD	3,191	DKK	21,704	BNP	12/05/2016	99
USD	19,684	EUR	18,000	BNP	12/05/2016	605
USD	176,697	HKD	1,370,000	BNP	12/05/2016	68
USD	9,303	INR	624,408	BNP	12/05/2016	190
USD	340,155	JPY	35,795,000	BNP	12/05/2016	27,248
USD	62,975	KRW	72,118,000	BNP	12/05/2016	1,471
USD	27,269	SGD	38,000	BNP	12/05/2016	758
USD	141,983	TWD	4,495,000	BNP	12/05/2016	1,063
CAD	7,000	USD	5,208	BNP	01/05/2017	5
CHF	3,000	USD	2,953	BNP	01/05/2017	5
GBP	3,000	USD	3,753	BNP	01/05/2017	5
ILS	22,000	USD	5,744	BNP	01/05/2017	3
USD	745	CAD	1,000	BNP	01/05/2017	—
USD	33	CLP	22,000	BNP	01/05/2017	—
USD	19,129	EUR	18,000	BNP	01/05/2017	14
USD	173,188	HKD	1,343,000	BNP	01/05/2017	6
USD	326,822	JPY	36,934,000	BNP	01/05/2017	3,309
USD	61,179	KRW	71,800,000	BNP	01/05/2017	208
USD	27,270	SGD	39,000	BNP	01/05/2017	59
USD	140,760	TWD	4,486,000	BNP	01/05/2017	330

						39,411

CAD	7,000	USD	5,224	BNP	12/05/2016	(13)
CHF	3,000	USD	3,039	BNP	12/05/2016	(88)
CLP	9,139,000	USD	13,517	BNP	12/05/2016	(1)
DKK	1,000	USD	148	BNP	12/05/2016	(5)
EUR	18,000	USD	19,093	BNP	12/05/2016	(14)
HKD	1,370,000	USD	176,648	BNP	12/05/2016	(19)
INR	4,000	USD	60	BNP	12/05/2016	(1)
JPY	35,795,000	USD	316,131	BNP	12/05/2016	(3,224)
KRW	318,000	USD	278	BNP	12/05/2016	(7)
SGD	38,000	USD	26,568	BNP	12/05/2016	(57)
TWD	4,495,000	USD	141,081	BNP	12/05/2016	(161)
USD	65,605	GBP	54,000	BNP	12/05/2016	(1,963)
USD	19,467	ILS	75,000	BNP	12/05/2016	(110)
CLP	132,000	USD	196	BNP	01/05/2017	(1)
DKK	2,000	USD	286	BNP	01/05/2017	—
HKD	3,000	USD	387	BNP	01/05/2017	—
INR	17,000	USD	247	BNP	01/05/2017	—
KRW	3,699,000	USD	3,151	BNP	01/05/2017	(10)
SGD	2,000	USD	1,397	BNP	01/05/2017	(1)
TWD	92,000	USD	2,887	BNP	01/05/2017	(7)
USD	105,549	CAD	142,000	BNP	01/05/2017	(203)
USD	101,551	CHF	103,000	BNP	01/05/2017	(24)

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

November 30, 2016

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	13,480	CLP	9,139,000	BNP	01/05/2017	$(6)
USD	2,950	DKK	20,704	BNP	01/05/2017	(5)
USD	63,821	GBP	51,000	BNP	01/05/2017	(62)
USD	774	HKD	6,000	BNP	01/05/2017	—
USD	19,542	ILS	75,000	BNP	01/05/2017	(50)
USD	9,021	INR	622,408	BNP	01/05/2017	(22)
USD	65	KRW	77,000	BNP	01/05/2017	—
USD	31	TWD	1,000	BNP	01/05/2017	—

						(6,054)

				Net unrealized appreciation		$33,357

Counterparties:

BNP — BNP Paribas SA

Currency abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen
KRW — South Korean Won

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,562,258	$—	$—	$2,562,258
Money market funds	1,148	—	—	1,148

Total	$2,563,406	$—	$—	$2,563,406

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$39,411	$—	$39,411
Liabilities:
Forward currency contracts	—	(6,054)	—	(6,054)

Total	$—	$33,357	$—	$33,357

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

29

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AUTO COMPONENTS — 5.26%
Autoliv Inc.	142	$14,691
Goodyear Tire & Rubber Co. (The)	2,012	61,748
Lear Corp.	487	63,072

		139,511
AUTOMOBILES — 3.95%
General Motors Co.	3,033	104,729

		104,729
DISTRIBUTORS — 4.98%
Genuine Parts Co.	709	68,227
LKQ Corp.[a]	1,944	63,822

		132,049
HOTELS, RESTAURANTS & LEISURE — 8.29%
Carnival Corp.	1,389	71,409
Darden Restaurants Inc.	848	62,158
McDonald’s Corp.	444	52,956
Starbucks Corp.	573	33,217

		219,740
HOUSEHOLD DURABLES — 8.68%
Garmin Ltd.	1,132	59,045
Leggett & Platt Inc.	1,212	58,249
Mohawk Industries Inc.[a]	327	64,563
Whirlpool Corp.	296	48,082

		229,939
INTERNET & DIRECT MARKETING RETAIL — 10.73%
Amazon.com Inc.[a]	347	260,448
Priceline Group Inc. (The)[a]	16	24,059

		284,507
LEISURE PRODUCTS — 2.38%
Hasbro Inc.	739	63,103

		63,103
MEDIA — 18.30%
Charter Communications Inc. Class Aa	24	6,607
Comcast Corp. Class A	1,713	119,071
Interpublic Group of Companies Inc. (The)	2,636	63,449
Liberty Broadband Corp. Class Ca	659	46,993
News Corp. Class A	3,929	45,419
Omnicom Group Inc.	863	75,029
Scripps Networks Interactive Inc. Class A	61	4,225
Time Warner Inc.	229	21,027
Walt Disney Co. (The)	1,042	103,283

		485,103

Security	Shares	Value
MULTILINE RETAIL — 4.50%
Kohl’s Corp.	1,151	$61,958
Nordstrom Inc.	1,025	57,318

		119,276
SPECIALTY RETAIL — 26.05%
AutoNation Inc.[a]	738	32,959
Bed Bath & Beyond Inc.	1,341	60,090
Best Buy Co. Inc.	1,471	67,225
Dick’s Sporting Goods Inc.	909	53,695
Foot Locker Inc.	871	62,425
Home Depot Inc. (The)	867	112,190
Lowe’s Companies Inc.	153	10,794
O’Reilly Automotive Inc.[a]	295	80,977
Ross Stores Inc.	1,184	80,026
Staples Inc.	6,137	59,345
TJX Companies Inc. (The)	3	235
Ulta Salon Cosmetics & Fragrance Inc.[a]	271	70,324

		690,285
TEXTILES, APPAREL & LUXURY GOODS — 6.61%
lululemon athletica Inc.[a,b]	635	36,189
Michael Kors Holdings Ltd.[a]	1,278	59,414
NIKE Inc. Class B	366	18,326
PVH Corp.	577	61,127

		175,056

TOTAL COMMON STOCKS
(Cost: $2,518,008)		2,643,298

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	10,004	10,007
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	5,828	5,828

		15,835

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,833)		15,835

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

November 30, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $2,533,841)[f]	$2,659,133
Other Assets, Less Liabilities — (0.33)%	(8,744)

NET ASSETS — 100.00%	$2,650,389

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,538,974. Net unrealized appreciation was $120,159, of which $165,510 represented gross unrealized appreciation on securities and $45,351 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,643,298	$—	$—	$2,643,298
Money market funds	15,835	—	—	15,835

Total	$2,659,133	$—	$—	$2,659,133

31

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

BEVERAGES — 19.13%
Coca-Cola Co. (The)	4,201	$169,510
Dr Pepper Snapple Group Inc.	810	70,260
Molson Coors Brewing Co. Class B	736	72,150
PepsiCo Inc.	1,413	141,441

		453,361
FOOD & STAPLES RETAILING — 20.44%
Costco Wholesale Corp.	257	38,578
CVS Health Corp.	753	57,898
Kroger Co. (The)	2,594	83,786
Wal-Mart Stores Inc.	2,713	191,077
Walgreens Boots Alliance Inc.	633	53,634
Whole Foods Market Inc.	1,948	59,200

		484,173
FOOD PRODUCTS — 26.52%
Archer-Daniels-Midland Co.	1,851	80,019
Bunge Ltd.	886	60,496
Campbell Soup Co.	1,136	64,627
General Mills Inc.	10	609
Hormel Foods Corp.	1,713	58,653
Ingredion Inc.	487	57,164
JM Smucker Co. (The)	532	67,005
Kraft Heinz Co. (The)	221	18,045
McCormick & Co. Inc./MD	670	61,104
Mondelez International Inc. Class A	929	38,312
Tyson Foods Inc. Class A	1,093	62,093
WhiteWave Foods Co. (The)[a]	1,095	60,324

		628,451
HOUSEHOLD PRODUCTS — 20.44%
Church & Dwight Co. Inc.	1,394	61,043
Clorox Co. (The)	582	67,256
Colgate-Palmolive Co.	387	25,244

Security	Shares	Value
Kimberly-Clark Corp.	889	$102,777
Procter & Gamble Co. (The)	2,764	227,920

		484,240
PERSONAL PRODUCTS — 2.22%
Edgewell Personal Care Co.[a]	664	52,549

		52,549
TOBACCO — 10.99%
Altria Group Inc.	1,799	115,010
Philip Morris International Inc.	1,499	132,332
Reynolds American Inc.	239	12,930

		260,272

TOTAL COMMON STOCKS
(Cost: $2,501,703)		2,363,046

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,046	1,046

		1,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,046)		1,046

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $2,502,749)[d]		2,364,092
Other Assets, Less Liabilities — 0.22%		5,226

NET ASSETS — 100.00%		$2,369,318

[a]	Non-income earning security.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $2,505,306. Net unrealized depreciation was $141,214, of which $13,572 represented gross unrealized appreciation on securities and $154,786 represented gross unrealized depreciation on securities.

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,363,046	$—	$—	$2,363,046
Money market funds	1,046	—	—	1,046

Total	$2,364,092	$—	$—	$2,364,092

33

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 100.85%

ENERGY EQUIPMENT & SERVICES — 15.15%
FMC Technologies Inc.[a]	1,974	$67,629
Halliburton Co.	541	28,723
Helmerich & Payne Inc.	981	74,213
National Oilwell Varco Inc.	2,218	82,864
Schlumberger Ltd.	1,949	163,813

		417,242
OIL, GAS & CONSUMABLE FUELS — 85.70%
Anadarko Petroleum Corp.	177	12,240
Chevron Corp.	3,483	388,563
Cimarex Energy Co.	601	82,866
Concho Resources Inc.[a]	673	96,252
ConocoPhillips	1,140	55,313
Continental Resources Inc./OKa,b	1,216	70,540
Diamondback Energy Inc.[a]	133	14,344
EOG Resources Inc.	513	52,593
Exxon Mobil Corp.	7,168	625,766
HollyFrontier Corp.	2,257	64,934
Kinder Morgan Inc./DE	1,114	24,731
Marathon Oil Corp.	4,993	90,174
Marathon Petroleum Corp.	2,220	104,384
Murphy Oil Corp.	2,036	69,041
Occidental Petroleum Corp.	657	46,883
ONEOK Inc.	1,449	79,594
Parsley Energy Inc. Class Aa	1,815	69,242
Phillips 66	1,519	126,198
Pioneer Natural Resources Co.	21	4,012
Spectra Energy Corp.	2,608	106,798
Tesoro Corp.	862	70,124

Security	Shares	Value
Valero Energy Corp.	1,705	$104,960

		2,359,552

TOTAL COMMON STOCKS
(Cost: $2,568,356)		2,776,794

SHORT-TERM INVESTMENTS — 0.47%

MONEY MARKET FUNDS — 0.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	10,670	10,673
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	2,205	2,205

		12,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,875)		12,878

TOTAL INVESTMENTS IN SECURITIES — 101.32%
(Cost: $2,581,231)[f]		2,789,672
Other Assets, Less Liabilities — (1.32)%		(36,300)

NET ASSETS — 100.00%		$2,753,372

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,585,665. Net unrealized appreciation was $204,007, of which $230,348 represented gross unrealized appreciation on securities and $26,341 represented gross unrealized depreciation on securities.

Schedule 1- Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,776,794	$—	$—	$2,776,794
Money market funds	12,878	—	—	12,878

Total	$2,789,672	$—	$—	$2,789,672

34

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 100.13%

BANKS — 37.40%
Bank of America Corp.	7,585	$160,194
Citigroup Inc.	1,939	109,340
Citizens Financial Group Inc.	2,340	78,414
Comerica Inc.	1,130	72,038
Fifth Third Bancorp.	3,049	79,335
Huntington Bancshares Inc./OH	5,592	69,676
JPMorgan Chase & Co.	2,962	237,464
People’s United Financial Inc.	2,813	52,659
U.S. Bancorp.	582	28,879
Wells Fargo & Co.	3,824	202,366

		1,090,365
CAPITAL MARKETS — 15.48%
Ameriprise Financial Inc.	679	77,548
E*TRADE Financial Corp.[a]	1,316	45,415
Eaton Vance Corp. NVS	1,156	46,749
Goldman Sachs Group Inc. (The)	99	21,710
Morgan Stanley	41	1,696
MSCI Inc.	817	64,380
Nasdaq Inc.	996	63,834
Raymond James Financial Inc.	919	66,113
SEI Investments Co.	1,353	63,834

		451,279
CONSUMER FINANCE — 1.92%
Navient Corp.	3,252	56,032

		56,032
DIVERSIFIED FINANCIAL SERVICES — 7.11%
Berkshire Hathaway Inc. Class Ba	884	139,177
Voya Financial Inc.	1,752	68,100

		207,277
INSURANCE — 38.22%
Aflac Inc.	1,217	86,870
Alleghany Corp.[a]	111	63,042
American International Group Inc.	194	12,286
Aon PLC	744	84,890

Security	Shares	Value
Arch Capital Group Ltd.[a]	840	$69,485
Assurant Inc.	617	53,272
Axis Capital Holdings Ltd.	930	56,739
Chubb Ltd.	19	2,432
Cincinnati Financial Corp.	938	71,982
FNF Group	1,862	59,472
Lincoln National Corp.	1,167	74,805
Principal Financial Group Inc.	1,297	74,824
Reinsurance Group of America Inc.	544	66,395
Torchmark Corp.	942	66,025
Travelers Companies Inc. (The)	749	84,899
Unum Group	1,599	67,590
WR Berkley Corp.	887	54,808
XL Group Ltd.	1,788	64,600

		1,114,416

TOTAL COMMON STOCKS
(Cost: $2,597,142)		2,919,369

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	4,729	4,729

		4,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,729)		4,729

TOTAL INVESTMENTS IN SECURITIES — 100.29%
(Cost: $2,601,871)[d]		2,924,098
Other Assets, Less Liabilities — (0.29)%		(8,559)

NET ASSETS — 100.00%		$2,915,539

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,602,439. Net unrealized appreciation was $321,659, of which $330,210 represented gross unrealized appreciation on securities and $8,551 represented gross unrealized depreciation on securities.

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,919,369	$—	$—	$2,919,369
Money market funds	4,729	—	—	4,729

Total	$2,924,098	$—	$—	$2,924,098

36

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.64%

BIOTECHNOLOGY — 8.87%
AbbVie Inc.	652	$39,641
Amgen Inc.	331	47,687
Biogen Inc.[a]	40	11,763
Celgene Corp.[a]	290	34,368
Gilead Sciences Inc.	521	38,398
United Therapeutics Corp.[a]	393	49,365

		221,222
HEALTH CARE EQUIPMENT & SUPPLIES — 24.39%
Abbott Laboratories	70	2,665
Align Technology Inc.[a]	594	55,272
Cooper Companies Inc. (The)	336	55,269
DENTSPLY SIRONA Inc.	1,051	61,147
Edwards Lifesciences Corp.[a]	756	62,635
IDEXX Laboratories Inc.[a]	513	60,355
Intuitive Surgical Inc.[a]	111	71,455
Medtronic PLC	640	46,726
ResMed Inc.	984	60,496
Teleflex Inc.	372	55,030
Varian Medical Systems Inc.[a]	653	58,659
Zimmer Biomet Holdings Inc.	183	18,640

		608,349
HEALTH CARE PROVIDERS & SERVICES — 35.57%
Aetna Inc.	719	94,074
AmerisourceBergen Corp.	806	62,860
Anthem Inc.	609	86,801
Cardinal Health Inc.	997	70,797
Cigna Corp.	594	80,036
Henry Schein Inc.[a]	394	58,690
Laboratory Corp. of America Holdings[a]	491	61,792
McKesson Corp.	562	80,821
MEDNAX Inc.[a]	849	55,584
Patterson Companies Inc.	762	29,520
Quest Diagnostics Inc.	712	62,271
UnitedHealth Group Inc.	526	83,276
Universal Health Services Inc. Class B	491	60,403

		886,925
LIFE SCIENCES TOOLS & SERVICES — 7.34%
Agilent Technologies Inc.	1,408	61,924
Mettler-Toledo International Inc.[a]	145	59,743

Security	Shares	Value
Thermo Fisher Scientific Inc.	12	$1,681
Waters Corp.[a]	444	59,749

		183,097
PHARMACEUTICALS — 23.47%
Allergan PLC[a]	96	18,653
Bristol-Myers Squibb Co.	627	35,388
Eli Lilly & Co.	247	16,578
Johnson & Johnson	2,109	234,732
Mallinckrodt PLC[a]	974	51,330
Merck & Co. Inc.	1,690	103,411
Pfizer Inc.	3,892	125,089

		585,181

TOTAL COMMON STOCKS
(Cost: $2,520,929)		2,484,774

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,496	1,496

		1,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,496)		1,496

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $2,522,425)[d]		2,486,270
Other Assets, Less Liabilities — 0.30%		7,514

NET ASSETS — 100.00%		$2,493,784

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,522,838. Net unrealized depreciation was $36,568, of which $73,788 represented gross unrealized appreciation on securities and $110,356 represented gross unrealized depreciation on securities.

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,484,774	$—	$—	$2,484,774
Money market funds	1,496	—	—	1,496

Total	$2,486,270	$—	$—	$2,486,270

38

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 18.84%
Boeing Co. (The)	1,211	$182,328
General Dynamics Corp.	38	6,663
Huntington Ingalls Industries Inc.	377	67,392
L-3 Communications Holdings Inc.	467	73,679
Lockheed Martin Corp.	165	43,766
Northrop Grumman Corp.	17	4,244
Raytheon Co.	42	6,281
Textron Inc.	1,618	74,477
United Technologies Corp.	610	65,709

		524,539
AIR FREIGHT & LOGISTICS — 7.52%
CH Robinson Worldwide Inc.	937	70,135
Expeditors International of Washington Inc.	1,318	69,511
FedEx Corp.	64	12,267
United Parcel Service Inc. Class B	496	57,496

		209,409
AIRLINES — 6.86%
American Airlines Group Inc.	1,370	63,623
Southwest Airlines Co.	1,382	64,415
United Continental Holdings Inc.[a]	915	63,089

		191,127
BUILDING PRODUCTS — 2.55%
AO Smith Corp.	1,372	66,720
Johnson Controls International PLC	95	4,273

		70,993
COMMERCIAL SERVICES & SUPPLIES — 7.18%
Cintas Corp.	608	69,677
Republic Services Inc.	1,341	74,412
Waste Connections Inc.	731	55,877

		199,966
CONSTRUCTION & ENGINEERING — 4.91%
Fluor Corp.	1,263	67,583
Jacobs Engineering Group Inc.[a]	1,113	69,017

		136,600
ELECTRICAL EQUIPMENT — 7.29%
Acuity Brands Inc.	282	70,898
Eaton Corp. PLC	1,495	99,432

Security	Shares	Value
Rockwell Automation Inc.	244	$32,625

		202,955
INDUSTRIAL CONGLOMERATES — 17.50%
3M Co.	537	92,225
General Electric Co.	10,870	334,361
Honeywell International Inc.	532	60,616

		487,202
MACHINERY — 12.75%
AGCO Corp.	916	51,113
Caterpillar Inc.	232	22,170
Cummins Inc.	632	89,605
Illinois Tool Works Inc.	10	1,252
Snap-on Inc.	277	46,314
Stanley Black & Decker Inc.	663	78,652
Xylem Inc./NY	1,280	66,022

		355,128
PROFESSIONAL SERVICES — 4.80%
Equifax Inc.	619	70,845
ManpowerGroup Inc.	737	62,947

		133,792
ROAD & RAIL — 9.57%
AMERCO	97	33,122
JB Hunt Transport Services Inc.	726	69,239
Norfolk Southern Corp.	944	100,498
Union Pacific Corp.	628	63,635

		266,494

TOTAL COMMON STOCKS
(Cost: $2,573,976)		2,778,205

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	6,369	6,369

		6,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,369)		6,369

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

November 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $2,580,345)[d]	$2,784,574
Other Assets, Less Liabilities — 0.00%	59

NET ASSETS — 100.00%	$2,784,633

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,581,795. Net unrealized appreciation was $202,779, of which $214,295 represented gross unrealized appreciation on securities and $11,516 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,778,205	$—	$—	$2,778,205
Money market funds	6,369	—	—	6,369

Total	$2,784,574	$—	$—	$2,784,574

40

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.46%

CHEMICALS — 65.43%
Air Products & Chemicals Inc.	567	$81,909
Albemarle Corp.	1,167	102,439
Celanese Corp. Series A	1,353	107,320
Dow Chemical Co. (The)	4,208	234,470
Eastman Chemical Co.	1,404	105,469
Ecolab Inc.	743	86,730
EI du Pont de Nemours & Co.	3,259	239,895
International Flavors & Fragrances Inc.	819	99,140
LyondellBasell Industries NV Class A	2,276	205,568
Monsanto Co.	1,497	153,757
Mosaic Co. (The)	2,116	60,095
PPG Industries Inc.	667	63,985
Praxair Inc.	861	103,578
Sherwin-Williams Co. (The)	566	152,067
Valspar Corp. (The)	170	17,355

		1,813,777
CONSTRUCTION MATERIALS — 4.14%
Martin Marietta Materials Inc.	409	89,755
Vulcan Materials Co.	198	24,879

		114,634
CONTAINERS & PACKAGING — 18.94%
Avery Dennison Corp.	1,170	84,310
Ball Corp.	74	5,554
Crown Holdings Inc.[a]	1,663	90,451
International Paper Co.	2,919	142,214
Packaging Corp. of America	1,046	88,659
WestRock Co.	2,225	113,920

		525,108

Security	Shares	Value
METALS & MINING — 10.95%
Freeport-McMoRan Inc.	1,929	$29,610
Newmont Mining Corp.	3,857	125,121
Nucor Corp.	2,392	148,758

		303,489

TOTAL COMMON STOCKS
(Cost: $2,533,092)		2,757,008

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	3,033	3,033

		3,033

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,033)		3,033

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $2,536,125)[d]		2,760,041
Other Assets, Less Liabilities — 0.43%		11,946

NET ASSETS — 100.00%		$2,771,987

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,537,518. Net unrealized appreciation was $222,523, of which $252,531 represented gross unrealized appreciation on securities and $30,008 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,757,008	$—	$—	$2,757,008
Money market funds	3,033	—	—	3,033

Total	$2,760,041	$—	$—	$2,760,041

41

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.83%

COMMUNICATIONS EQUIPMENT — 3.78%
Cisco Systems Inc.	1,605	$47,861
F5 Networks Inc.[a]	470	66,153

		114,014
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.94%
Arrow Electronics Inc.[a]	652	44,512
Avnet Inc.	910	41,760
Corning Inc.	3,261	78,362
Flex Ltd.[a]	3,905	55,607
FLIR Systems Inc.	981	35,228
TE Connectivity Ltd.	151	10,214
Trimble Inc.[a]	1,212	34,166

		299,849
INTERNET SOFTWARE & SERVICES — 11.49%
Alphabet Inc. Class Aa	133	103,192
Alphabet Inc. Class Ca	142	107,641
Facebook Inc. Class Aa	1,147	135,828

		346,661
IT SERVICES — 17.78%
Accenture PLC Class A	952	113,697
Broadridge Financial Solutions Inc.	845	54,705
Computer Sciences Corp.	1,004	60,873
International Business Machines Corp.	275	44,610
MasterCard Inc. Class A	120	12,264
Paychex Inc.	1,306	76,989
Visa Inc. Class A	605	46,779
Western Union Co. (The)	3,281	68,999
Xerox Corp.	6,156	57,559

		536,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.52%
Intel Corp.	1,657	57,498
Lam Research Corp.	688	72,942
Linear Technology Corp.	1,156	72,284
Marvell Technology Group Ltd.	3,106	44,540
Maxim Integrated Products Inc.	1,701	66,798
NVIDIA Corp.	1,026	94,597
Qorvo Inc.[a]	914	48,817
QUALCOMM Inc.	161	10,969

		468,445

Security	Shares	Value
SOFTWARE — 24.03%
Activision Blizzard Inc.	531	$19,440
ANSYS Inc.[a]	623	58,581
CA Inc.	2,161	69,065
Cadence Design Systems Inc.[a]	2,090	54,925
Citrix Systems Inc.[a]	633	54,900
Microsoft Corp.	4,296	258,877
Oracle Corp.	703	28,254
Symantec Corp.	2,969	72,414
Synopsys Inc.[a]	1,082	65,439
VMware Inc. Class Aa	534	43,329

		725,224
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.29%
Apple Inc.	3,306	365,379
Hewlett Packard Enterprise Co.	3,764	89,583
NetApp Inc.	1,822	66,613

		521,575

TOTAL COMMON STOCKS
(Cost: $2,634,226)		3,012,243

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	6,985	6,985

		6,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,985)		6,985

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $2,641,211)[d]		3,019,228
Other Assets, Less Liabilities — (0.06)%		(1,861)

NET ASSETS — 100.00%		$3,017,367

[a]	Non-income earning security.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $2,641,221. Net unrealized appreciation was $378,007, of which $382,929 represented gross unrealized appreciation on securities and $4,922 represented gross unrealized depreciation on securities.

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,012,243	$—	$—	$3,012,243
Money market funds	6,985	—	—	6,985

Total	$3,019,228	$—	$—	$3,019,228

43

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

ELECTRIC UTILITIES — 62.72%
Alliant Energy Corp.	2,231	$80,138
American Electric Power Co. Inc.	1,149	67,848
Duke Energy Corp.	2,063	152,188
Edison International	1,971	135,546
Entergy Corp.	1,407	96,703
Eversource Energy	336	17,344
Exelon Corp.	5,132	166,841
FirstEnergy Corp.	3,178	99,440
NextEra Energy Inc.	1,400	159,922
OGE Energy Corp.	2,330	73,745
PG&E Corp.	1,166	68,561
Pinnacle West Capital Corp.	1,092	80,732
PPL Corp.	1,216	40,687
Southern Co. (The)	2,838	132,875
Westar Energy Inc.	1,393	79,345
Xcel Energy Inc.	1,644	64,132

		1,516,047
GAS UTILITIES — 6.42%
Atmos Energy Corp.	1,075	76,454
UGI Corp.	1,758	78,758

		155,212
MULTI-UTILITIES — 30.41%
Ameren Corp.	1,941	95,342
Consolidated Edison Inc.	1,883	131,377
Dominion Resources Inc./VA	1,800	131,922
DTE Energy Co.	183	17,035
NiSource Inc.	3,463	75,978

Security	Shares	Value
Public Service Enterprise Group Inc.	3,171	$130,994
SCANA Corp.	1,218	85,906
Sempra Energy	456	45,509
WEC Energy Group Inc.	378	21,172

		735,235
WATER UTILITIES — 0.11%
American Water Works Co. Inc.	36	2,609

		2,609

TOTAL COMMON STOCKS
(Cost: $2,515,254)		2,409,103

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[a,b]	969	969

		969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $969)		969

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $2,516,223)[c]		2,410,072
Other Assets, Less Liabilities — 0.30%		7,296

NET ASSETS — 100.00%		$2,417,368

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,516,655. Net unrealized depreciation was $106,583, of which $11,798 represented gross unrealized appreciation on securities and $118,381 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,409,103	$—	$—	$2,409,103
Money market funds	969	—	—	969

Total	$2,410,072	$—	$—	$2,410,072

44

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.96%

BANKS — 30.08%
BBVA Banco Continental SA	4,584,088	$5,309,236
Credicorp Ltd.	308,705	48,370,986
Intercorp Financial Services Inc.	302,341	9,553,976
Scotiabank	14,572	126,856

		63,361,054
CONSTRUCTION & ENGINEERING — 3.17%
Grana y Montero SAA	5,238,825	6,681,979

		6,681,979
CONSTRUCTION MATERIALS — 5.51%
Cementos Pacasmayo SAA	3,311,457	6,117,044
Union Andina de Cementos SAA	7,181,913	5,496,201

		11,613,245
ELECTRIC UTILITIES — 3.33%
Enel Distribucion Peru SAA	1,487,012	2,354,454
Luz del Sur SAA	1,343,957	4,653,902

		7,008,356
FOOD & STAPLES RETAILING — 3.31%
InRetail Peru Corp.[a,b]	366,074	6,962,727

		6,962,727
FOOD PRODUCTS — 5.61%
Alicorp SAA	4,427,768	9,529,341
Casa Grande SAA	1,085,802	2,295,450

		11,824,791
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.54%
Enel Generacion Peru SAA	4,957,275	3,241,379

		3,241,379
METALS & MINING — 40.34%
Cia. de Minas Buenaventura SAA ADR	1,671,985	18,676,072
Cia. Minera Milpo SAA	7,303,353	6,852,582
Hochschild Mining PLC	2,493,836	6,801,790
Minsur SAb	11,481,080	4,847,604
Pan American Silver Corp.	269,515	4,536,014
Sociedad Minera Cerro Verde SAA[b]	239,324	4,846,311
Southern Copper Corp.	749,772	24,615,015
Tahoe Resources Inc.	334,271	3,209,459

Security	Shares	Value
Trevali Mining Corp.[b]	4,473,857	$4,525,097
Volcan Cia. Minera SAA Class B	30,510,136	6,083,241

		84,993,185
MULTILINE RETAIL — 2.21%
SACI Falabella	590,221	4,664,592

		4,664,592
OIL, GAS & CONSUMABLE FUELS — 1.03%
Refineria La Pampilla SAA Relapasa[b]	30,826,919	2,169,318

		2,169,318
TRADING COMPANIES & DISTRIBUTORS — 2.83%
Ferreycorp SAA	11,889,089	5,961,103

		5,961,103

TOTAL COMMON STOCKS
(Cost: $268,223,439)		208,481,729

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	69,049	69,049

		69,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,049)		69,049

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $268,292,488)[e]		208,550,778
Other Assets, Less Liabilities — 1.01%		2,129,776

NET ASSETS — 100.00%		$210,680,554

ADR  —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $279,453,969. Net unrealized depreciation was $70,903,191, of which $6,028,315 represented gross unrealized appreciation on securities and $76,931,506 represented gross unrealized depreciation on securities.

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL PERU CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$208,481,729	$—	$—	$208,481,729
Money market funds	69,049	—	—	69,049

Total	$208,550,778	$—	$—	$208,550,778

46

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 73.86%

AUTO COMPONENTS — 1.72%
Mahle-Metal Leve SA	69,300	$421,639
Tupy SA	92,400	316,878

		738,517
COMMERCIAL SERVICES & SUPPLIES — 2.04%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	115,510	873,881

		873,881
CONSTRUCTION MATERIALS — 0.86%
Magnesita Refratarios SAa	53,920	366,800

		366,800
DIVERSIFIED CONSUMER SERVICES — 7.09%
Estacio Participacoes SA	477,400	2,368,299
GAEC Educacao SA	66,000	264,390
Ser Educacional SAb	67,500	405,100

		3,037,789
ELECTRIC UTILITIES — 3.26%
Alupar Investimento SA Units	154,072	747,927
Light SA	146,300	647,915

		1,395,842
FOOD PRODUCTS — 7.97%
Marfrig Global Foods SAa	469,700	903,990
Minerva SAa	192,500	697,154
Sao Martinho SA	90,200	1,436,267
SLC Agricola SA	87,500	378,197

		3,415,608
HEALTH CARE PROVIDERS & SERVICES — 3.38%
Fleury SA	125,600	1,450,388

		1,450,388
HOTELS, RESTAURANTS & LEISURE — 1.39%
CVC Brasil Operadora e Agencia de Viagens SA	84,700	595,717

		595,717
HOUSEHOLD DURABLES — 10.02%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	462,100	1,274,617
Even Construtora e Incorporadora SA	377,300	443,948
EZ TEC Empreendimentos e Participacoes SA	100,153	436,735
Gafisa SA	605,300	374,007
MRV Engenharia e Participacoes SA	515,900	1,763,135

		4,292,442

Security	Shares	Value
INSURANCE — 0.92%
FPC Par Corretora de Seguros SA	100,100	$395,073

		395,073
INTERNET & DIRECT MARKETING RETAIL — 2.13%
B2W Cia. Digital[a]	272,500	912,764

		912,764
MACHINERY — 0.98%
Iochpe Maxion SA	107,800	421,320

		421,320
MEDIA — 5.69%
Multiplus SA	86,500	893,002
Smiles SA	109,300	1,546,195

		2,439,197
MULTILINE RETAIL — 1.30%
Magazine Luiza SAa	11,700	359,734
Marisa Lojas SAa	107,800	197,594

		557,328
OIL, GAS & CONSUMABLE FUELS — 0.56%
QGEP Participacoes SA	146,300	238,751

		238,751
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.37%
Aliansce Shopping Centers SA	177,100	774,370
BR Properties SA	130,394	304,542
Iguatemi Empresa de Shopping Centers SA	125,600	1,013,712
Sonae Sierra Brasil SA	38,700	210,519

		2,303,143
ROAD & RAIL — 1.37%
Cosan Logistica SAa	190,087	277,614
JSL SA	107,800	309,138

		586,752
SOFTWARE — 5.06%
Linx SA	161,800	844,278
TOTVS SA	207,900	1,322,078

		2,166,356
SPECIALTY RETAIL — 4.47%
Cia. Hering	257,300	1,277,182
Via Varejo SA	223,300	636,397

		1,913,579
TEXTILES, APPAREL & LUXURY GOODS — 2.08%
Arezzo Industria e Comercio SA	78,600	639,024

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Guararapes Confeccoes SA	13,800	$252,868

		891,892
TRANSPORTATION INFRASTRUCTURE — 3.59%
EcoRodovias Infraestrutura e Logistica SA	392,700	917,171
Prumo Logistica SAa	128,041	290,340
Santos Brasil Participacoes SA	415,800	333,131

		1,540,642
WATER UTILITIES — 2.61%
Cia. de Saneamento de Minas Gerais-COPASA	110,800	1,116,681

		1,116,681

TOTAL COMMON STOCKS (Cost: $26,454,529)		31,650,462

PREFERRED STOCKS — 25.02%

AIRLINES — 0.68%
GOL Linhas Aereas Inteligentes SA	182,400	292,272

		292,272
BANKS — 3.61%
Banco ABC Brasil SA	115,509	471,256
Banco do Estado do Rio Grande do Sul SA Class B	323,400	1,076,566

		1,547,822
ELECTRIC UTILITIES — 1.67%
Cia. Energetica do Ceara Class A	20,000	266,076
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	173,800	450,107

		716,183
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.08%
Cia. Energetica de Sao Paulo Class B	340,500	1,317,707

		1,317,707
MACHINERY — 2.29%
Marcopolo SA	854,500	666,927
Randon SA Implemetos e Participacoes	300,350	315,223

		982,150
METALS & MINING — 10.69%
Bradespar SA	400,400	1,769,691
Metalurgica Gerdau SA	1,074,300	1,854,815

Security	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Class A	777,700	$954,163

		4,578,669
TEXTILES, APPAREL & LUXURY GOODS — 1.87%
Alpargatas SA	264,800	802,424

		802,424

WATER UTILITIES — 1.13%
Cia de Saneamento do Parana	146,096	$483,746

		483,746

TOTAL PREFERRED STOCKS (Cost: $7,418,428)		10,720,973

RIGHTS — 0.00%

MACHINERY — 0.00%
Marcopolo SAa	37,259	110

		110

TOTAL RIGHTS (Cost: $0)		110

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	11,553	11,553

		11,553

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,553)		11,553

TOTAL INVESTMENTS IN SECURITIES — 98.91% (Cost: $33,884,510)[e]		42,383,098
Other Assets, Less Liabilities — 1.09%		468,977

NET ASSETS — 100.00%		$42,852,075

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $43,927,601. Net unrealized depreciation was $1,544,503, of which $9,356,174 represented gross unrealized appreciation on securities and $10,900,677 represented gross unrealized depreciation on securities.

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$31,650,462	$—	$—	$31,650,462
Preferred stocks	10,720,973	—	—	10,720,973
Rights	110	—	—	110
Money market funds	11,553	—	—	11,553

Total	$42,383,098	$—	$—	$42,383,098

49

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 0.13%
AviChina Industry & Technology Co. Ltd. Class H	4,430,000	$3,066,930

		3,066,930
AIR FREIGHT & LOGISTICS — 0.09%
Sinotrans Ltd. Class H	4,216,000	2,108,910

		2,108,910
AIRLINES — 0.22%
Air China Ltd. Class H	3,940,000	2,702,301
China Southern Airlines Co. Ltd. Class H	3,940,000	2,260,383

		4,962,684
AUTO COMPONENTS — 0.13%
Fuyao Glass Industry Group Co. Ltd.[a]	992,000	3,018,210

		3,018,210
AUTOMOBILES — 2.11%
Brilliance China Automotive Holdings Ltd.	6,400,000	8,960,569
Byd Co. Ltd. Class Hb	1,354,000	8,151,947
Chongqing Changan Automobile Co. Ltd. Class B	1,785,684	2,693,495
Dongfeng Motor Group Co. Ltd. Class H	5,456,000	5,549,798
Geely Automobile Holdings Ltd.[b]	11,160,000	11,538,899
Great Wall Motor Co. Ltd. Class H	6,448,000	6,068,393
Guangzhou Automobile Group Co. Ltd. Class H	4,432,000	5,805,228

		48,768,329
BANKS — 17.01%
Agricultural Bank of China Ltd. Class H	51,584,000	21,613,454
Bank of China Ltd. Class H	167,400,000	76,182,630
Bank of Communications Co. Ltd. Class H	18,352,200	14,101,334
China CITIC Bank Corp. Ltd. Class H	18,600,800	12,134,111
China Construction Bank Corp. Class H	177,816,000	132,502,624
China Everbright Bank Co. Ltd. Class H	6,448,000	3,059,135
China Merchants Bank Co. Ltd. Class H	8,184,150	20,215,984

Security	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	12,276,300	$13,864,283
Chongqing Rural Commercial Bank Co. Ltd. Class H	5,208,000	3,249,692
Industrial & Commercial Bank of China Ltd. Class H	155,744,000	95,374,163

		392,297,410
BEVERAGES — 0.40%
China Resources Beer Holdings Co. Ltd.[b,c]	3,472,000	7,349,853
Tsingtao Brewery Co. Ltd. Class H	496,000	1,956,721

		9,306,574
BIOTECHNOLOGY — 0.10%
3SBio Inc.[a,b,c]	2,092,000	2,225,058

		2,225,058
CAPITAL MARKETS — 2.50%
China Cinda Asset Management Co. Ltd. Class H	18,104,000	6,535,192
China Everbright Ltd.	1,984,000	4,005,523
China Galaxy Securities Co. Ltd. Class H	6,200,000	6,154,719
China Huarong Asset Management Co. Ltd.[a,c]	9,672,000	3,890,422
CITIC Securities Co. Ltd. Class H	4,588,000	10,741,503
GF Securities Co. Ltd. Class H	2,903,200	6,797,021
Haitong Securities Co. Ltd. Class H	6,448,000	12,436,049
Huatai Securities Co. Ltd. Class Ha	3,075,200	7,064,914

		57,625,343
CHEMICALS — 0.17%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,384,000	3,883,986

		3,883,986
COMMERCIAL SERVICES & SUPPLIES — 0.27%
China Everbright International Ltd.[b]	5,168,000	6,262,910

		6,262,910
COMMUNICATIONS EQUIPMENT — 0.11%
ZTE Corp. Class H	1,587,240	2,578,333

		2,578,333

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2016

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.45%
China Communications Construction Co. Ltd. Class H	9,350,000	$11,210,381
China Railway Construction Corp. Ltd. Class H	4,183,000	5,942,857
China Railway Group Ltd. Class H	8,432,000	7,609,471
China State Construction International Holdings Ltd.	3,940,000	6,369,708
Sinopec Engineering Group Co. Ltd. Class H	2,604,000	2,249,270

		33,381,687
CONSTRUCTION MATERIALS — 0.45%
Anhui Conch Cement Co. Ltd. Class H	2,584,000	7,478,847
China National Building Material Co. Ltd. Class Hb	5,908,000	2,985,743

		10,464,590
DIVERSIFIED CONSUMER SERVICES — 0.91%
New Oriental Education & Technology Group Inc. ADR[c]	281,976	14,146,736
TAL Education Group Class A ADR[b,c]	90,520	6,927,495

		21,074,231
DIVERSIFIED FINANCIAL SERVICES — 0.16%
Far East Horizon Ltd.	4,184,000	3,781,251

		3,781,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.42%
China Communications Services Corp. Ltd. Class H	4,924,800	2,901,554
China Telecom Corp. Ltd. Class H	29,524,000	14,273,559
China Unicom Hong Kong Ltd.	12,796,000	15,539,997

		32,715,110
ELECTRICAL EQUIPMENT — 0.39%
Shanghai Electric Group Co. Ltd. Class Hb,c	5,908,000	2,848,642
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,116,000	6,057,203

		8,905,845
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.95%
AAC Technologies Holdings Inc.	1,600,000	14,480,478
Sunny Optical Technology Group Co. Ltd.	1,488,000	7,491,172

		21,971,650

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.16%
China Oilfield Services Ltd. Class H	3,940,000	$3,733,442

		3,733,442
FOOD & STAPLES RETAILING — 0.19%
Sun Art Retail Group Ltd.[b]	5,044,000	4,278,847

		4,278,847
FOOD PRODUCTS — 1.19%
China Huishan Dairy Holdings Co. Ltd.[b]	8,432,000	3,152,495
China Mengniu Dairy Co. Ltd.	5,906,000	12,106,438
Tingyi Cayman Islands Holding Corp.[b]	3,940,000	4,683,310
Want Want China Holdings Ltd.[b]	11,904,000	7,596,682

		27,538,925
GAS UTILITIES — 0.75%
China Gas Holdings Ltd.[b]	3,448,000	4,560,794
China Resources Gas Group Ltd.	1,984,000	5,882,952
ENN Energy Holdings Ltd.	1,488,000	6,848,523

		17,292,269
HEALTH CARE EQUIPMENT & SUPPLIES — 0.12%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,964,000	2,739,203

		2,739,203
HEALTH CARE PROVIDERS & SERVICES — 0.68%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,476,200	3,692,094
Sinopharm Group Co. Ltd. Class H	2,559,200	11,943,692

		15,635,786
HEALTH CARE TECHNOLOGY — 0.17%
Alibaba Health Information Technology Ltd.[c]	6,892,000	3,856,211

		3,856,211
HOTELS, RESTAURANTS & LEISURE — 1.05%
Yum China Holdings Inc.[c]	860,560	24,198,947

		24,198,947
HOUSEHOLD DURABLES — 0.20%
Haier Electronics Group Co. Ltd.	2,708,000	4,517,610

		4,517,610

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2016

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.26%
CGN Power Co. Ltd. Class Ha	22,320,000	$6,704,647
China Longyuan Power Group Corp. Ltd.	6,696,000	5,239,984
China Power International Development Ltd.	6,944,000	2,569,315
China Resources Power Holdings Co. Ltd.	3,940,000	6,481,458
Huaneng Power International Inc. Class H	8,928,000	5,593,920
Huaneng Renewables Corp. Ltd. Class H	7,936,000	2,557,805

		29,147,129
INDUSTRIAL CONGLOMERATES — 1.32%
Beijing Enterprises Holdings Ltd.	1,108,000	5,113,857
CITIC Ltd.	9,350,000	14,392,683
Fosun International Ltd.	5,536,000	8,207,667
Shanghai Industrial Holdings Ltd.	992,000	2,794,402

		30,508,609
INSURANCE — 7.22%
China Life Insurance Co. Ltd. Class H	15,624,000	45,421,825
China Pacific Insurance Group Co. Ltd. Class H	5,555,200	21,592,992
China Taiping Insurance Holdings Co. Ltd.[b,c]	3,323,324	7,609,243
New China Life Insurance Co. Ltd. Class H	1,612,000	8,157,001
People’s Insurance Co. Group of China Ltd. (The) Class H	14,632,000	6,168,467
PICC Property & Casualty Co. Ltd. Class H	9,844,308	16,498,875
Ping An Insurance Group Co. of China Ltd. Class H	11,036,000	61,037,226

		166,485,629
INTERNET & DIRECT MARKETING RETAIL — 3.70%
Ctrip.com International Ltd.[b,c]	788,144	35,647,753
JD.com Inc. ADR[b,c]	1,413,104	37,970,105
Qunar Cayman Islands Ltd. ADR[b,c]	75,144	2,256,574
Vipshop Holdings Ltd. ADR[b,c]	854,112	9,583,137

		85,457,569

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 29.33%
58.com Inc. ADR[b,c]	171,120	$5,487,818
Alibaba Group Holding Ltd. ADR[b,c]	2,372,120	223,026,722
Baidu Inc.[c]	573,624	95,766,527
Netease Inc.	166,656	37,347,610
Sina Corp.[c]	118,544	9,135,001
Tencent Holdings Ltd.	12,003,200	299,745,359
Weibo Corp. ADR[c]	66,712	3,422,993
YY Inc. ADR[c]	61,752	2,672,009

		676,604,039
IT SERVICES — 0.18%
TravelSky Technology Ltd. Class H	1,970,000	4,129,644

		4,129,644
MACHINERY — 0.87%
China Conch Venture Holdings Ltd.	2,830,000	5,217,330
CRRC Corp. Ltd. Class H	8,858,650	8,748,269
Haitian International Holdings Ltd.	1,488,000	2,973,448
Weichai Power Co. Ltd. Class H	1,970,000	3,174,695

		20,113,742
MEDIA — 0.21%
Alibaba Pictures Group Ltd.[c]	24,800,000	4,763,912

		4,763,912
METALS & MINING — 0.52%
Aluminum Corp. of China Ltd. Class Hb,c	8,368,000	3,732,704
Jiangxi Copper Co. Ltd. Class H	2,708,000	4,140,561
Zijin Mining Group Co. Ltd. Class H	12,304,000	4,124,255

		11,997,520
OIL, GAS & CONSUMABLE FUELS — 6.09%
China Coal Energy Co. Ltd. Class Hc	4,216,000	2,125,216
China Petroleum & Chemical Corp. Class H	54,065,000	37,778,203
China Shenhua Energy Co. Ltd. Class H	7,192,000	14,890,903
CNOOC Ltd.	37,696,000	47,529,137
Kunlun Energy Co. Ltd.[b]	6,892,000	5,037,953
PetroChina Co. Ltd. Class H	44,640,000	30,329,176
Yanzhou Coal Mining Co. Ltd. Class Hb	3,940,000	2,753,096

		140,443,684
PAPER & FOREST PRODUCTS — 0.13%
Nine Dragons Paper (Holdings) Ltd.	3,446,000	3,025,437

		3,025,437

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 0.55%
Hengan International Group Co. Ltd.[b]	1,600,000	12,593,065

		12,593,065
PHARMACEUTICALS — 1.01%
China Medical System Holdings Ltd.	2,708,000	4,517,610
CSPC Pharmaceutical Group Ltd.	8,860,000	9,514,906
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	862,000	2,711,583
Sino Biopharmaceutical Ltd.	9,424,000	6,463,574

		23,207,673
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.83%
China Evergrande Group[b]	8,432,000	5,761,456
China Jinmao Holdings Group Ltd.	7,876,000	2,112,005
China Overseas Land & Investment Ltd.	7,936,000	22,917,935
China Resources Land Ltd.	5,952,665	14,458,330
China Vanke Co. Ltd. Class H	2,752,831	8,446,607
Country Garden Holdings Co. Ltd.[b]	11,656,727	6,522,171
Fullshare Holdings Ltd.	13,335,000	7,100,172
Guangzhou R&F Properties Co. Ltd. Class H	1,984,000	2,521,996
Longfor Properties Co. Ltd.	3,100,000	3,984,581
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,984,052	3,085,201
Shimao Property Holdings Ltd.	2,584,000	3,377,974
Sino-Ocean Group Holding Ltd.	6,324,000	2,698,644
SOHO China Ltd.	4,340,000	2,299,627
Sunac China Holdings Ltd.	3,938,000	2,990,314

		88,277,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.50%
GCL-Poly Energy Holdings Ltd.[b]	27,280,000	3,657,662
Semiconductor Manufacturing International Corp.[b,c]	57,784,000	7,822,088

		11,479,750
SOFTWARE — 0.17%
Kingsoft Corp. Ltd.[b]	1,724,000	3,871,785

		3,871,785

Security	Shares	Value
SPECIALTY RETAIL — 0.14%
GOME Electrical Appliances Holding Ltd.[b]	25,296,000	3,293,814

		3,293,814
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.41%
Lenovo Group Ltd.[b]	15,256,000	9,460,445

		9,460,445
TEXTILES, APPAREL & LUXURY GOODS — 1.11%
ANTA Sports Products Ltd.[b]	2,216,000	6,499,455
Belle International Holdings Ltd.	13,144,000	7,540,730
HengTen Networks Group Ltd.[c]	44,508,000	3,901,870
Shenzhou International Group Holdings Ltd.	1,240,000	7,625,457

		25,567,512
TRANSPORTATION INFRASTRUCTURE — 0.85%
Beijing Capital International Airport Co. Ltd. Class H	3,448,000	3,400,592
China Merchants Port Holdings Co. Ltd.[b]	2,480,000	6,228,256
COSCO SHIPPING Ports Ltd.	3,448,000	3,609,517
Jiangsu Expressway Co. Ltd. Class H	2,480,000	3,305,963
Zhejiang Expressway Co. Ltd. Class H	2,976,000	3,180,631

		19,724,959
WATER UTILITIES — 0.65%
Beijing Enterprises Water Group Ltd.[b]	9,352,000	6,763,837
Guangdong Investment Ltd.	5,908,000	8,271,726

		15,035,563
WIRELESS TELECOMMUNICATION SERVICES — 6.16%
China Mobile Ltd.	13,020,000	142,090,077

		142,090,077

TOTAL COMMON STOCKS (Cost: $2,310,533,394)		2,299,468,851

SHORT-TERM INVESTMENTS — 9.64%

MONEY MARKET FUNDS — 9.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	221,469,329	221,535,770

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	801,726	801,726

		222,337,496

TOTAL SHORT-TERM INVESTMENTS (Cost: $222,278,916)		222,337,496

TOTAL INVESTMENTS IN SECURITIES — 109.33% (Cost: $2,532,812,310)[g]		2,521,806,347
Other Assets, Less Liabilities — (9.33)%		(215,167,230)

NET ASSETS — 100.00%		$2,306,639,117

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,621,840,621. Net unrealized depreciation was $100,034,274, of which $206,575,142 represented gross unrealized appreciation on securities and $306,609,416 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
H-Shares Index	60	Dec. 2016	Hong Kong Futures	$3,721,495	$3,825,492	$103,997

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,296,383,650	$3,085,201	$—	$2,299,468,851
Money market funds	222,337,496	—	—	222,337,496

Total	$2,518,721,146	$3,085,201	$—	$2,521,806,347

Derivative financial instruments[a]:
Assets:
Futures contracts	$103,997	$—	$—	$103,997

Total	$103,997	$—	$—	$103,997

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

54

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.56%

AEROSPACE & DEFENSE — 0.16%
AVIC International Holding HK Ltd.[a,b]	468,000	$31,374

		31,374
AIR FREIGHT & LOGISTICS — 0.08%
Guangdong Yueyen Transportation Co. Ltd. Class H	27,000	15,142

		15,142
AIRLINES — 0.20%
Shandong Airlines Co. Ltd. Class B	18,000	40,332

		40,332
AUTO COMPONENTS — 4.20%
Chaowei Power Holdings Ltd.	81,000	74,143
China First Capital Group Ltd.[a]	72,000	112,874
Hunan Tyen Machinery Co. Ltd. Class Ba	37,800	21,546
Launch Tech Co. Ltd.[a]	22,500	24,192
Minth Group Ltd.[b]	90,000	294,715
Nexteer Automotive Group Ltd.	117,000	146,615
Tianneng Power International Ltd.[b]	90,000	80,292
Xinchen China Power Holdings Ltd.[a,b]	72,000	11,974
Xingda International Holdings Ltd.[b]	99,000	40,204
Zhejiang Shibao Co. Ltd. Class H	18,000	25,248

		831,803
AUTOMOBILES — 0.56%
Hybrid Kinetic Group Ltd.[a]	2,394,000	54,629
Qingling Motors Co. Ltd. Class H	90,000	27,383
Yadea Group Holdings Ltd.	126,000	28,265

		110,277
BANKS — 0.28%
Bank of Chongqing Co. Ltd. Class H	67,500	56,303

		56,303

Security	Shares	Value
BEVERAGES — 0.93%
Anhui Gujing Distillery Co. Ltd. Class B	16,200	$61,152
Dynasty Fine Wines Group Ltd.[a,b]	128,000	5,941
New Silkroad Culturaltainment Ltd.[a]	180,000	34,577
Tibet Water Resources Ltd.	207,000	82,729

		184,399
BIOTECHNOLOGY — 0.44%
China Regenerative Medicine International Ltd.[a,b]	1,620,000	56,390
Shanghai Haohai Biological Technology Co. Ltd.[c]	6,300	30,864

		87,254
BUILDING PRODUCTS — 0.94%
China Fangda Group Co. Ltd. Class B	39,600	36,299
China Lesso Group Holdings Ltd.[b]	153,000	110,657
Far East Global Group Ltd.	72,000	11,232
Luoyang Glass Co. Ltd. Class Ha,b	36,000	25,990
Yuanda China Holdings Ltd.[a]	126,000	2,924

		187,102
CAPITAL MARKETS — 1.07%
Central China Securities Co. Ltd. Class H	153,000	90,340
Guolian Securities Co. Ltd.	62,000	35,250
Noah Holdings Ltd. ADR[a,b]	3,483	85,647

		211,237
CHEMICALS — 2.55%
Century Sunshine Group Holdings Ltd.	56,250	2,139
China BlueChemical Ltd. Class H	234,000	53,698
China Lumena New Materials Corp.[a,b]	868,000	8,147
China XLX Fertiliser Ltd.	63,000	19,737
Dahua Group Dalian Chemical Industry Co.[a]	10,800	12,226
Danhua Chemical Technology Co. Ltd. Class Ba	21,600	12,809

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Dongyue Group Ltd.[a]	200,000	$30,026
Fufeng Group Ltd.	144,600	66,179
Huabao International Holdings Ltd.[a]	279,000	117,979
Hubei Sanonda Co. Ltd. Class B	23,400	20,574
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	58,500	45,922
Sinofert Holdings Ltd.[b]	270,000	37,245
Tianjin TEDA Biomedical Engineering Co. Ltd.[a]	25,000	2,417
Yingde Gases Group Co. Ltd.	153,000	60,359
Yip’s Chemical Holdings Ltd.[b]	36,000	15,780

		505,237
COMMERCIAL SERVICES & SUPPLIES — 1.10%
Beijing Enterprises Environment Group Ltd.[a]	81,000	15,560
Capital Environment Holdings Ltd.[a]	612,000	24,459
China Greenland Broad Greenstate Group Co Ltd.[b]	108,000	17,404
Dongjiang Environmental Co. Ltd. Class Hb	28,900	51,715
Dynagreen Environmental Protection Group Co. Ltd. Class H	54,000	24,018
Greentown Service Group Co. Ltd.	72,000	25,248
Shanghai Zhongyida Co. Ltd.[a]	54,000	28,890
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	54,000	30,701

		217,995
COMMUNICATIONS EQUIPMENT — 1.75%
BYD Electronic International Co. Ltd.	99,000	88,066
China All Access Holdings Ltd.[b]	162,000	52,631
China Fiber Optic Network System Group Ltd.[a]	181,600	16,389
Comba Telecom Systems Holdings Ltd.	192,060	35,160
Eastern Communications Co. Ltd. Class B	45,900	33,920

Security	Shares	Value
Nanjing Panda Electronics Co. Ltd. Class Hb	18,000	$16,964
O-Net Technologies Group Ltd.[a]	36,000	18,890
Shanghai Potevio Co. Ltd. Class Ba	17,100	24,846
Trigiant Group Ltd.[b]	108,000	16,012
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	22,500	43,395

		346,273
CONSTRUCTION & ENGINEERING — 0.58%
Baoye Group Co. Ltd. Class H	36,000	25,898
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	27,000	16,882
China Singyes Solar Technologies Holdings Ltd.	72,400	34,816
Concord New Energy Group Ltd.	720,000	37,593

		115,189
CONSTRUCTION MATERIALS — 0.83%
Asia Cement China Holdings Corp.	76,500	18,542
China National Materials Co. Ltd. Class H	144,000	34,716
China Shanshui Cement Group Ltd.[a,b]	480,000	30,941
Huaxin Cement Co. Ltd. Class B	31,500	22,554
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class Ba	21,600	14,947
Tongfang Kontafarma Holdings Ltd.[a,b]	162,000	15,246
West China Cement Ltd.[a]	270,000	27,499

		164,445
CONSUMER FINANCE — 0.87%
Credit China FinTech Holdings Ltd.[a,b]	1,440,000	155,944
Differ Group Holding Co.Ltd.[a,b]	216,000	16,708

		172,652
CONTAINERS & PACKAGING — 0.90%
AMVIG Holdings Ltd.[b]	72,000	25,155
CPMC Holdings Ltd.	63,000	30,458

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Foshan Huaxin Packaging Co. Ltd.	39,100	$33,566
Greatview Aseptic Packaging Co. Ltd.	144,000	76,487
Sheen Tai Holdings Group Co. Ltd.	118,000	12,322

		177,988
DISTRIBUTORS — 0.76%
China Animation Characters Co. Ltd.[b]	54,000	22,069
China Beidahuang Industry Group Holdings Ltd.[a]	360,000	21,117
Dah Chong Hong Holdings Ltd.	108,000	43,163
Xinhua Winshare Publishing and Media Co. Ltd. Class Ha	63,000	64,083

		150,432
DIVERSIFIED CONSUMER SERVICES — 1.08%
China Maple Leaf Educational Systems Ltd.[b]	90,000	57,086
Fu Shou Yuan International Group Ltd.[b]	117,000	73,911
Tarena International Inc. ADR	4,977	83,564

		214,561
DIVERSIFIED FINANCIAL SERVICES — 0.33%
China Merchants China Direct Investments Ltd.	18,075	26,471
Kong Sun Holdings Ltd.[a]	500,000	21,369
Min Xin Holdings Ltd.	18,000	18,031

		65,871
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
APT Satellite Holdings Ltd.	49,500	26,867

		26,867
ELECTRICAL EQUIPMENT — 1.39%
Boer Power Holdings Ltd.[b]	36,000	15,780
China Energine International Holdings Ltd.[a]	252,000	20,467
FDG Electric Vehicles Ltd.[a,b]	1,755,000	85,978
Foshan Electrical and Lighting Co. Ltd. Class B	39,640	31,736
Hangzhou Steam Turbine Co. Ltd. Class Ba	39,524	43,617
Harbin Electric Co. Ltd. Class H	90,000	42,699

Security	Shares	Value
Trony Solar Holdings Co. Ltd.[a,b]	216,000	$6,909
Welling Holding Ltd.	145,600	28,532

		275,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.83%
Anxin-China Holdings Ltd.[a]	672,000	18,653
AVIC International Holdings Ltd. Class H	37,184	20,614
China Aerospace International Holdings Ltd.	252,000	32,813
China Innovationpay Group Ltd.[a,b]	468,000	38,011
Digital China Holdings Ltd.	135,000	107,211
INESA Intelligent Tech Inc. Class B	41,400	33,368
Ju Teng International Holdings Ltd.	108,000	36,758
Kingboard Chemical Holdings Ltd.	94,500	264,982
Kingboard Laminates Holdings Ltd.	121,500	107,612
Nanjing Sample Technology Co. Ltd.	9,000	17,265
PAX Global Technology Ltd.[b]	108,000	72,402
Technovator International Ltd.[b]	72,000	29,518
Tongda Group Holdings Ltd.[b]	450,000	132,274
Wasion Group Holdings Ltd.[b]	72,000	45,391

		956,872
ENERGY EQUIPMENT & SERVICES — 0.59%
Anton Oilfield Services Group/Hong Kong[a,b]	162,000	21,721
Hilong Holding Ltd.[b]	117,000	31,525
Honghua Group Ltd.[a]	252,000	25,341
Shandong Molong Petroleum Machinery Co. Ltd. Class Ha	43,200	19,047
Wison Engineering Services Co. Ltd.[a]	153,000	19,331

		116,965
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.64%
Spring REIT	99,000	41,991
Yuexiu REIT	153,000	85,607

		127,598

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.15%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	63,000	$29,646

		29,646
FOOD PRODUCTS — 3.67%
Biostime International Holdings Ltd.[a,b]	27,000	88,240
China Agri-Industries Holdings Ltd.[a]	297,000	119,464
China Foods Ltd.	126,000	54,905
China Huiyuan Juice Group Ltd.[a]	67,500	25,933
China Modern Dairy Holdings Ltd.[a,b]	342,000	90,828
China Shengmu Organic Milk Ltd.[a,b,c]	225,000	66,427
China Yurun Food Group Ltd.[a]	180,000	28,311
Honworld Group Ltd.[c]	27,000	15,734
Leyou Technologies Holdings Ltd.[a,b]	360,000	71,474
Qinqin Foodstuffs Group Cayman Co. Ltd.[a]	14,000	4,476
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	17,100	13,315
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	52,200	33,773
Shenguan Holdings Group Ltd.	144,000	12,253
Tenwow International Holdings Ltd.	90,000	28,079
Yashili International Holdings Ltd.[b]	117,000	24,436
Yihai International Holding Ltd.[a]	45,000	19,435
YuanShengTai Dairy Farm Ltd.[a,b]	342,000	30,864
		727,947

GAS UTILITIES — 0.59%
China Oil and Gas Group Ltd.[a]	556,000	43,008
Towngas China Co. Ltd.	144,000	74,630

		117,638
HEALTH CARE EQUIPMENT & SUPPLIES — 0.50%
Lifetech Scientific Corp.[a,b]	270,000	69,270
PW Medtech Group Ltd.[a]	90,000	29,007

		98,277

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.36%
China NT Pharma Group Co.Ltd.[b]	117,000	$26,698
China Pioneer Pharma Holdings Ltd.[b]	54,000	19,284
Golden Meditech Holdings Ltd.[a]	216,000	27,847
Harmonicare Medical Holdings Ltd.[b,c]	45,017	31,746
Huayi Tencent Entertainment Co. Ltd.[a,b]	720,000	48,268
iKang Healthcare Group Inc. ADR[a,b]	6,831	104,788
Phoenix Healthcare Group Co. Ltd.	81,000	126,983
Universal Medical Financial & Technical Advisory Services Co. Ltd.[c]	72,000	69,339
Wenzhou Kangning Hospital Co. Ltd.[c]	2,700	12,201

		467,154
HOTELS, RESTAURANTS & LEISURE — 2.27%
500.com Ltd. ADR[a,b]	3,159	43,910
Ajisen (China) Holdings Ltd.	90,000	37,710
China LotSynergy Holdings Ltd.[a,b]	900,000	33,068
China Nuclear Energy Technology Corp. Ltd.[a]	72,000	13,088
China Travel International Investment Hong Kong Ltd.[b]	342,000	100,087
China Vanguard Group Ltd.[a]	20,000	735
Haichang Ocean Park Holdings Ltd.[a,c]	162,000	39,682
Huangshan Tourism Development Co. Ltd. Class B	32,400	45,684
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	162,000	45,112
Shanghai Jinjiang International Travel Co. Ltd. Class B	9,000	33,039
Tuniu Corp. ADR[a,b]	4,752	43,148
Zhuhai Holdings Investment Group Ltd.	90,000	14,156

		449,419
HOUSEHOLD DURABLES — 2.26%
Hefei Meiling Co. Ltd. Class B	18,936	11,352
Hisense Kelon Electrical Holdings Co. Ltd. Class H	63,000	54,986

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
HongDa Financial Holding Ltd.[a]	270,000	$11,487
Konka Group Co. Ltd. Class Ba	94,500	35,453
Lisi Group Holdings Ltd.	270,000	28,543
Ozner Water International Holding Ltd.[a,b,c]	54,000	12,322
Q Technology Group Co. Ltd.[a]	45,000	23,844
Skyworth Digital Holdings Ltd.[b]	270,000	169,519
TCL Multimedia Technology Holdings Ltd.[a,b]	72,000	35,273
Wuxi Little Swan Co. Ltd. Class B	11,700	39,294
Yuxing InfoTech Investment Holdings Ltd.[a,b]	108,000	25,619

		447,692
HOUSEHOLD PRODUCTS — 0.36%
NVC Lighting Holdings Ltd.	153,000	20,712
Vinda International Holdings Ltd.	27,000	51,308

		72,020
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.58%
Canvest Environment Protection Group Co. Ltd.[b]	81,000	37,176
CGN Meiya Power Holdings Co. Ltd.[a,b,c]	198,000	31,142
China Datang Corp. Renewable Power Co. Ltd. Class Ha	315,000	29,645
China Power New Energy Development Co. Ltd. New	61,500	36,393
Huadian Energy Co. Ltd. Class Ba	65,700	33,441
Huadian Fuxin Energy Corp. Ltd. Class H	360,000	81,221
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	26,100	29,101
United Photovoltaics Group Ltd.[a]	414,000	35,227

		313,346
INDUSTRIAL CONGLOMERATES — 0.07%
Chongqing Machinery & Electric Co. Ltd. Class H	108,000	13,088

		13,088
INTERNET & DIRECT MARKETING RETAIL — 0.82%
Cogobuy Group[a,b,c]	81,000	123,223
Jumei International Holding Ltd. ADR[a]	8,523	39,803

		163,026

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 3.24%
21Vianet Group Inc. ADR[a,b]	9,252	$72,628
Baozun Inc. ADR[a,b]	2,907	43,867
Bitauto Holdings Ltd. ADR[a,b]	3,771	85,036
Fang Holdings Ltd. ADR[a]	36,792	107,801
HC International Inc.[a,b]	72,000	52,445
Pacific Online Ltd.	72,900	20,394
Phoenix New Media Ltd. ADR[a]	4,419	17,057
Renren Inc.[a]	11,520	22,118
Sino-I Technology Ltd.[a]	1,080,000	17,683
Sohu.com Inc.[a]	4,275	148,043
Tian Ge Interactive Holdings Ltd.[b,c]	54,000	40,866
Xunlei Ltd. ADR[a]	3,249	14,621

		642,559
IT SERVICES — 1.21%
AGTech Holdings Ltd.[a,b]	360,000	69,618
Chinasoft International Ltd.[a,b]	252,000	125,730
Hi Sun Technology (China) Ltd.[a,b]	270,000	43,163
Peace Map Holding Ltd.[a]	60,000	1,245

		239,756
LEISURE PRODUCTS — 0.35%
Shanghai Phoenix Enterprise Group Co. Ltd. Class Ba	22,500	23,400
Shenzhen China Bicycle Co. Holdings Ltd.[a]	36,000	23,159
Zhonglu Co. Ltd. Class B	10,860	22,068

		68,627
LIFE SCIENCES TOOLS & SERVICES — 0.14%
Genscript Biotech Corp.	54,000	27,917

		27,917
MACHINERY — 2.85%
Changchai Co. Ltd. Class B	19,800	12,457
China Ocean Industry Group Ltd.[a]	1,515,000	46,485
China Yuchai International Ltd.	2,124	26,529
CIMC Enric Holdings Ltd.	72,000	32,024
CRCC High-Tech Equipment Corp. Ltd.	72,000	29,889
Dalian Refrigeration Co. Ltd. Class B	13,500	10,425
First Tractor Co. Ltd. Class H	54,000	31,537
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	18,000	33,138

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Kama Co. Ltd.[a]	29,715	$33,014
Lonking Holdings Ltd.	252,000	50,032
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	108,000	18,797
Shang Gong Group Co. Ltd. Class Ba	39,000	44,070
Shanghai Diesel Engine Co. Ltd. Class B	44,145	36,905
Shanghai Highly Group Co. Ltd. Class B	39,600	32,155
Shanghai Lingang Holdings Corp. Ltd. Class Ba	17,200	25,800
Shanghai Prime Machinery Co. Ltd. Class H	108,000	20,607
Sinotruk Hong Kong Ltd.	97,000	67,404
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	25,200	12,768

		564,036
MARINE — 0.58%
Chu Kong Shipping Enterprises Group Co. Ltd.	54,000	14,829
Seaspan Corp.	6,705	60,144
Sinotrans Shipping Ltd.[a,b]	189,000	40,935

		115,908
MEDIA — 1.93%
Huanxi Media Group Ltd.	90,000	33,533
IMAX China Holding Inc.[a,b,c]	15,300	74,067
Nan Hai Corp. Ltd.[a]	1,800,000	66,137
Phoenix Satellite Television Holdings Ltd.	198,000	38,800
Poly Culture Group Corp. Ltd. Class H	11,700	29,383
SMI Holdings Group Ltd.[b]	756,000	72,124
Viva China Holdings Ltd.[a,b]	365,600	33,465
Wisdom Sports Group[a]	99,000	34,206

		381,715
METALS & MINING — 2.69%
Bengang Steel Plates Co. Ltd. Class Ba	56,700	20,248
Chiho-Tiande Group Ltd.[a,b]	54,000	39,682
China Daye Non-Ferrous Metals Mining Ltd.[a]	864,000	16,597
China Metal Recycling Holdings Ltd.[a]	184,800	—

Security	Shares	Value
China Silver Group Ltd.[b]	90,000	$15,316
Chongqing Iron & Steel Co. Ltd. Class Ha	72,000	22,927
Da Ming International Holdings Ltd.[a]	36,000	13,692
Huili Resources Group Ltd.[a]	90,000	19,029
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	38,700	40,442
MMG Ltd.[a,b]	216,000	60,707
Munsun Capital Group Ltd.[a]	990,000	29,738
North Mining Shares Co. Ltd.[a]	1,530,000	32,941
Real Gold Mining Ltd.[a]	126,000	84
Shougang Concord International Enterprises Co. Ltd.[a]	684,000	24,250
Shougang Fushan Resources Group Ltd.	342,000	73,632
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	108,000	16,430
Zhaojin Mining Industry Co. Ltd. Class H	117,000	106,492

		532,207
MULTI-UTILITIES — 0.14%
Tianjin Development Holdings Ltd.	54,000	28,613

		28,613
MULTILINE RETAIL — 1.74%
Golden Eagle Retail Group Ltd.	54,000	77,554
Intime Retail Group Co. Ltd.[b]	229,500	188,768
Lifestyle China Group Ltd.[a]	112,500	29,443
Maoye International Holdings Ltd.[a]	162,000	15,037
New World Department Store China Ltd.[a]	117,000	16,291
Parkson Retail Group Ltd.[b]	177,000	18,255

		345,348
OIL, GAS & CONSUMABLE FUELS — 1.58%
China Suntien Green Energy Corp. Ltd. Class H	216,000	28,961
Inner Mongolia Yitai Coal Co. Ltd. Class B	148,500	141,372
MIE Holdings Corp.[a]	144,000	14,109

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Shanxi Guoxin Energy Corp. Ltd.	17,120	$20,527
Sino Oil And Gas Holdings Ltd.[a]	1,215,000	29,291
Sinopec Kantons Holdings Ltd.	126,000	56,367
Yanchang Petroleum International Ltd.[a]	810,000	23,183

		313,810
PAPER & FOREST PRODUCTS — 2.02%
Chengde Nanjiang Co. Ltd. Class Ba	121,800	45,381
China Forestry Holdings Co. Ltd.[a]	306,000	—
China Wood Optimization Holding Ltd.[a]	36,000	12,206
KuangChi Science Ltd.[a]	216,000	78,529
Lee & Man Paper Manufacturing Ltd.	216,000	165,969
Qunxing Paper Holdings Co. Ltd.[a]	148,000	1,717
Shandong Chenming Paper Holdings Ltd. Class B	67,523	65,463
Shandong Chenming Paper Holdings Ltd. Class H	31,500	31,270
Superb Summit International Group Ltd.[a,b]	59,500	558

		401,093
PERSONAL PRODUCTS — 0.11%
CKH Food & Health Ltd.[a]	7,560	12,481
Golden Throat Holdings Group Co. Ltd.[c]	22,500	10,211

		22,692
PHARMACEUTICALS — 5.91%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	36,000	49,754
China Animal Healthcare Ltd.[a,b]	140,000	5,602
China Shineway Pharmaceutical Group Ltd.	45,000	48,152
China Traditional Chinese Medicine Holdings Co. Ltd.[b]	270,000	135,058
Consun Pharmaceutical Group Ltd.[b]	54,000	29,866
Dawnrays Pharmaceutical Holdings Ltd.	36,000	21,999
Hua Han Health Industry Holdings Ltd. Class Hb	651,960	44,547
Hutchison China Meditech Ltd.[a]	2,322	63,752

Security	Shares	Value
Lee’s Pharmaceutical Holdings Ltd.[b]	36,000	$31,792
Livzon Pharmaceutical Group Inc. Class H	10,820	69,677
Luye Pharma Group Ltd.	166,500	111,620
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	18,000	24,273
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	22,000	16,167
Shanghai Dingli Technology Development Group Co. Ltd. Class B	32,000	26,784
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	36,000	28,636
Shanghai Kai Kai Industrial Co. Ltd.	11,700	16,825
Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd.	7,200	12,226
Sihuan Pharmaceutical Holdings Group Ltd.	639,007	173,002
SSY Group Ltd.	252,255	84,880
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	26,100	21,794
Tong Ren Tang Technologies Co. Ltd. Class H	81,000	154,342

		1,170,748
PROFESSIONAL SERVICES — 0.64%
51job Inc. ADR[a]	2,898	102,502
Zhaopin Ltd. ADR[a]	1,647	24,788

		127,290
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.07%
Agile Property Holdings Ltd.	216,000	120,856
Beijing Capital Land Ltd. Class H	144,000	56,251
Beijing Enterprises Medical & Health Group Ltd.[a]	594,000	31,780
Beijing North Star Co. Ltd. Class H	90,000	29,704
Beijing Properties Holdings Ltd.[a,b]	288,000	14,480
C C Land Holdings Ltd.	171,000	47,839
Carnival Group International Holdings Ltd.[a,b]	630,077	76,357

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Central China Real Estate Ltd.	99,038	$23,366
China Aoyuan Property Group Ltd.[b]	153,000	35,308
China Electronics Optics Valley Union Holding Co Ltd.[b]	360,000	37,129
China Logistics Property Holdings Co. Ltd.[a]	198,000	93,427
China Merchants Land Ltd.	180,000	29,472
China Minsheng Drawin Technology Group Ltd.[a]	532,000	17,832
China Overseas Grand Oceans Group Ltd.[a]	126,000	46,946
China Overseas Property Holdings Ltd.[b]	195,000	36,453
China SCE Property Holdings Ltd.[b]	162,800	53,940
China South City Holdings Ltd.[b]	396,000	91,895
CIFI Holdings Group Co. Ltd.	378,000	112,084
Colour Life Services Group Co. Ltd.	45,000	32,488
Crown International Corp Ltd.[a]	126,000	28,102
Fantasia Holdings Group Co. Ltd.	216,000	29,239
Future Land Development Holdings Ltd.	252,000	46,458
Gemdale Properties & Investment Corp. Ltd.	522,000	34,995
Glorious Property Holdings Ltd.[a]	396,000	59,732
Greenland Hong Kong Holdings Ltd.[a,b]	108,000	28,961
Greentown China Holdings Ltd.[a]	94,500	77,728
Guangdong Land Holdings Ltd.[a]	72,000	16,151
Guorui Properties Ltd.[b]	117,000	38,916
HKC Holdings Ltd.[a]	34,920	17,332
HNA Innovation Hainan Co. Ltd.[a]	19,800	12,969
Hopson Development Holdings Ltd.	90,000	82,381
Hydoo International Holding Ltd.	180,000	16,940
Jiayuan International Group Ltd.	72,000	31,374
K Wah International Holdings Ltd.	171,000	87,962
KWG Property Holding Ltd.	171,000	96,119
Logan Property Holdings Co. Ltd.	162,000	66,415
Minmetals Land Ltd.	198,000	25,271
Overseas Chinese Town Asia Holdings Ltd.	36,000	12,578

Security	Shares	Value
Poly Property Group Co. Ltd.[a,b]	270,000	$84,237
Powerlong Real Estate Holdings Ltd.	162,000	47,619
Renhe Commercial Holdings Co. Ltd.[a,b]	2,214,000	57,087
Road King Infrastructure Ltd.	36,000	30,400
Ronshine China Holdings Ltd.[a,b]	54,000	42,885
Shanghai Huili Building Materials Co. Ltd.[a]	13,500	23,153
Shanghai Industrial Urban Development Group Ltd.	198,000	55,137
Shanghai Shibei Hi-Tech Co. Ltd. Class B	31,500	35,280
Shenzhen Investment Ltd.	414,000	180,403
Shenzhen SEG Co. Ltd. Class B	32,400	21,554
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba	19,800	12,942
Shui On Land Ltd.	499,500	118,489
Sinolink Worldwide Holdings Ltd.[a]	252,000	29,889
Tian Shan Development Holding Ltd.	36,000	14,666
Xinyuan Real Estate Co. Ltd. ADR	5,247	29,016
Yuexiu Property Co. Ltd.	972,000	144,109
Yuzhou Properties Co. Ltd.	180,440	65,601

		2,789,697
ROAD & RAIL — 0.75%
Dazhong Transportation Group Co. Ltd. Class B	97,200	69,304
eHi Car Services Ltd. ADR[a,b]	4,302	43,493
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	23,400	35,451

		148,248
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.58%
China Electronics Corp. Holdings Co. Ltd.	126,000	30,052
Hua Hong Semiconductor Ltd.[c]	45,000	51,923
JA Solar Holdings Co. Ltd. ADR[a,b]	5,805	31,579
JinkoSolar Holding Co. Ltd.[a,b]	2,907	41,105
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	36,000	29,935
Xinyi Solar Holdings Ltd.[b]	378,000	129,141

		313,735

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
SOFTWARE — 3.27%
Boyaa Interactive International Ltd.[a,b]	45,000	$24,888
Changyou.com Ltd. ADR[a]	1,728	41,697
Chanjet Information Technology Co. Ltd. Class Ha	9,000	11,742
Cheetah Mobile Inc. ADR[a,b]	3,951	40,142
China City Railway Transportation Technology Holdings Co. Ltd.[a,b]	72,000	14,666
Feiyu Technology International Co. Ltd.[c]	54,000	9,259
IGG Inc.	108,000	85,073
Kingdee International Software Group Co. Ltd.[a]	270,022	116,967
KongZhong Corp. ADR[a]	3,042	20,260
National Agricultural Holdings Ltd.[a,b]	144,000	31,189
NetDragon Websoft Holdings Ltd.	22,500	71,068
NQ Mobile Inc. ADR[a]	10,719	40,196
Ourgame International Holdings Ltd.[a,b]	45,000	20,421
Rentian Technology Holdings Ltd.[a]	450,000	28,427
Shanghai Baosight Software Co. Ltd. Class B	31,580	54,476
Sinosoft Technology Group Ltd.[b]	81,012	38,017

		648,488
SPECIALTY RETAIL — 1.43%
Boshiwa International Holding Ltd.[a,b]	153,000	1,468
China Harmony New Energy Auto Holding Ltd.	94,500	37,768
China ZhengTong Auto Services Holdings Ltd.[b]	121,500	36,340
Hengdeli Holdings Ltd.[a,b]	288,000	33,045
Pou Sheng International Holdings Ltd.[b]	288,000	87,997
Zhongsheng Group Holdings Ltd.	94,500	87,718

		284,336
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.44%
Coolpad Group Ltd.[a]	432,000	47,340
Goldpac Group Ltd.	45,000	13,227

Security	Shares	Value
TPV Technology Ltd.[a]	144,000	$26,362

		86,929
TEXTILES, APPAREL & LUXURY GOODS — 4.35%
361 Degrees International Ltd.	81,000	32,268
Best Pacific International Holdings Ltd.	36,000	29,471
Bosideng International Holdings Ltd.	378,000	35,574
C.banner International Holdings Ltd.[a]	135,000	35,157
China Dongxiang Group Co. Ltd.	468,000	93,520
China Lilang Ltd.	54,000	31,746
China Longevity Group Co. Ltd.[a]	96,000	3,249
Citychamp Watch & Jewellery Group Ltd.	198,000	48,755
Cosmo Lady China Holdings Co. Ltd.[b,c]	81,000	31,328
Fuguiniao Co. Ltd. Class Hb	43,200	21,609
HOSA International Ltd.	90,000	30,632
Lao Feng Xiang Co. Ltd. Class B	27,980	96,923
Li Ning Co. Ltd.[a,b]	193,500	142,443
Luthai Textile Co. Ltd. Class B	36,900	46,573
Shanghai Haixin Group Co. Class B	57,600	50,285
Texhong Textile Group Ltd.	31,500	47,433
Weiqiao Textile Co. Class H	54,000	35,018
XTEP International Holdings Ltd.[b]	112,500	50,473

		862,457
TRADING COMPANIES & DISTRIBUTORS — 1.41%
BEP International Holdings Ltd.	1,710,000	125,660
China Aircraft Leasing Group Holdings Ltd.[b]	31,500	37,849
China Chengtong Development Group Ltd.[a,b]	414,000	37,362
CITIC Resources Holdings Ltd.[a,b]	396,037	52,589
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	324,000	26,315

		279,775
TRANSPORTATION INFRASTRUCTURE — 4.07%
Anhui Expressway Co. Ltd. Class H	54,000	44,277
COSCO International Holdings Ltd.	72,000	35,273

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Guangdong Provincial Expressway Development Co. Ltd. Class B	54,000	$35,714
HNA Infrastructure Company Ltd. Class H	18,000	19,957
Hopewell Highway Infrastructure Ltd.	121,500	62,343
Jinzhou Port Co. Ltd. Class B	41,400	22,149
Qingdao Port International Co. Ltd.[c]	117,000	64,710
Qinhuangdao Port Co. Ltd.	99,000	24,122
Shenzhen Chiwan Wharf Holdings Ltd. Class B	17,100	29,056
Shenzhen Expressway Co. Ltd. Class H	90,000	86,442
Shenzhen International Holdings Ltd.	135,000	198,758
Sichuan Expressway Co. Ltd. Class H	126,000	52,306
Tianjin Port Development Holdings Ltd.	252,000	39,960
Xiamen International Port Co. Ltd. Class H	144,000	29,518
Yuexiu Transport Infrastructure Ltd.	90,000	61,264

		805,849
WATER UTILITIES — 1.23%
China Everbright Water Ltd.	66,600	22,783
China Water Affairs Group Ltd.	108,000	77,276
China Water Industry Group Ltd.[a]	144,000	24,134
CT Environmental Group Ltd.[b]	288,000	69,432
Kangda International Environmental Co. Ltd.[c]	99,000	25,399
Yunnan Water Investment Co. Ltd.[b]	45,000	23,960

		242,984

TOTAL COMMON STOCKS (Cost: $23,099,264)		19,733,956

RIGHTS — 0.04%

METALS & MINING — 0.04%
MMG Ltd.[a]	108,000	9,050

		9,050

Security	Shares	Value
TOTAL RIGHTS (Cost: $0)		$9,050

SHORT-TERM INVESTMENTS — 26.12%

MONEY MARKET FUNDS — 26.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	5,154,406	5,155,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	20,658	20,658

		5,176,610

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,175,075)		5,176,610

TOTAL INVESTMENTS IN SECURITIES — 125.72% (Cost: $28,274,339)[g]		24,919,616
Other Assets, Less Liabilities — (25.72)%		(5,098,078)

NET ASSETS — 100.00%		$19,821,538

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $28,928,091. Net unrealized depreciation was $4,008,475, of which $2,695,279 represented gross unrealized appreciation on securities and $6,703,754 represented gross unrealized depreciation on securities.

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,353,122	$167,223	$213,611	$19,733,956
Rights	9,050	—	—	9,050
Money market funds	5,176,610	—	—	5,176,610

Total	$24,538,782	$167,223	$213,611	$24,919,616

The following table includes a rollforward for the period ended November 30, 2016 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$330,149
Realized gain (loss) and change in unrealized appreciation/depreciation	(55,179)
Purchases	—
Sales	(21,082)
Transfers in	—
Transfers out [a]	(40,277)[b]

Balance at end of period	$213,611

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(32,376)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers out of Level 3 are due to resumption of trading of equity securities.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of the Fund’s Level 3 investments as of November 30, 2016:

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Input	Weighted Average of Unobservable Inputs[a]
Assets:
Common Stock[b]	$79,237	Last traded price — adjusted	Adjustment based on change on proxy index	-15% to -80%[c]	-27%
Common Stock	$22,768	Grey market trade	Trade details	n/a	n/a

[a]	Unobservable inputs are weighted based on the fair value of the investments included in the range.
[b]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.
[c]	An increase in the unobservable input may result in a significant increase to the value, while a decrease in the unobservable input may result in a significant decrease to value.

65

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.45%

BANKS — 12.81%
Danske Bank A/S	161,746	$4,729,968
Jyske Bank A/S Registered	19,797	864,862
Spar Nord Bank A/S	35,031	367,112
Sydbank A/S	21,548	634,434

		6,596,376
BEVERAGES — 5.35%
Carlsberg A/S Class B	26,070	2,219,087
Royal Unibrew A/S	13,663	539,032

		2,758,119
BIOTECHNOLOGY — 5.47%
Bavarian Nordic A/Sa,b	11,636	377,437
Genmab A/Sa	12,948	2,244,891
Zealand Pharma A/Sa,b	12,614	197,835

		2,820,163
BUILDING PRODUCTS — 0.81%
Rockwool International A/S Class B	2,595	418,835

		418,835
CHEMICALS — 6.36%
Chr Hansen Holding A/S	25,611	1,419,020
Novozymes A/S Class B	54,771	1,857,041

		3,276,061
COMMERCIAL SERVICES & SUPPLIES — 2.58%
ISS A/S	38,856	1,329,622

		1,329,622
CONSTRUCTION & ENGINEERING — 1.45%
FLSmidth & Co. A/Sb	12,280	503,905
Per Aarsleff Holding A/S	10,566	241,040

		744,945
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.12%
TDC A/Sa	214,132	1,090,566

		1,090,566
ELECTRIC UTILITIES — 0.93%
DONG Energy A/Sa,c	14,028	479,027

		479,027
ELECTRICAL EQUIPMENT — 6.64%
Vestas Wind Systems A/S	51,779	3,419,646

		3,419,646

Security	Shares	Value
FOOD PRODUCTS — 0.61%
Schouw & Co. AB	4,746	$316,689

		316,689
HEALTH CARE EQUIPMENT & SUPPLIES — 6.88%
Ambu A/S Class Bb	9,804	379,518
Coloplast A/S Class B	27,384	1,740,978
GN Store Nord A/S	41,359	807,885
William Demant Holding A/Sa	36,324	615,275

		3,543,656
HEALTH CARE TECHNOLOGY — 0.08%
NNIT A/Sb,c	1,492	42,439

		42,439
HOUSEHOLD DURABLES — 0.43%
Bang & Olufsen A/Sa,b	21,154	221,686

		221,686
INSURANCE — 2.54%
Alm Brand A/S	34,204	256,033
Topdanmark A/Sa	17,467	443,050
Tryg A/S	33,955	611,457

		1,310,540
MACHINERY — 1.10%
NKT Holding A/S	8,321	567,104

		567,104
MARINE — 5.78%
AP Moller — Maersk A/S Class A	566	719,444
AP Moller — Maersk A/S Class B	1,204	1,598,215
D/S Norden A/Sa,b	14,964	228,078
Dfds A/S	10,415	429,157

		2,974,894
OIL, GAS & CONSUMABLE FUELS — 0.33%
TORM PLC	21,287	168,448

		168,448
PHARMACEUTICALS — 24.25%
ALK-Abello A/S	2,506	308,355
Novo Nordisk A/S Class B	358,980	12,181,653

		12,490,008
ROAD & RAIL — 4.17%
DSV A/S	47,700	2,148,459

		2,148,459
SOFTWARE — 1.17%
SimCorp A/S	12,618	600,352

		600,352

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2016

Security	Shares	Value
SPECIALTY RETAIL — 0.51%
Matas A/S	18,691	$261,167

		261,167
TEXTILES, APPAREL & LUXURY GOODS — 6.37%
IC Group A/S	8,504	177,025
Pandora A/S	26,042	3,102,272

		3,279,297
TOBACCO — 0.33%
Scandinavian Tobacco Group A/Sc	10,776	170,545

		170,545
TRADING COMPANIES & DISTRIBUTORS — 0.38%
Solar A/S Class B	3,879	194,127

		194,127

TOTAL COMMON STOCKS (Cost: $59,194,902)		51,222,771

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	1,582,716	1,583,191
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	50,754	50,754

		1,633,945

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,633,656)		1,633,945

Value
TOTAL INVESTMENTS IN SECURITIES — 102.62% (Cost: $60,828,558)[g]	$52,856,716
Other Assets, Less Liabilities — (2.62)%	(1,348,646)

NET ASSETS — 100.00%	$51,508,070

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $61,351,155. Net unrealized depreciation was $8,494,439, of which $1,496,088 represented gross unrealized appreciation on securities and $9,990,527 represented gross unrealized depreciation on securities.

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$51,222,771	$—	$—	$51,222,771
Money market funds	1,633,945	—	—	1,633,945

Total	$52,856,716	$—	$—	$52,856,716

68

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.13%

AUSTRALIA — 7.57%
Alumina Ltd.	5,215	$6,377
Amcor Ltd./Australia	423	4,494
AMP Ltd.	1,536	5,334
APA Group	1,021	6,012
Aristocrat Leisure Ltd.	471	5,220
Aurizon Holdings Ltd.	1,141	4,198
Australia & New Zealand Banking Group Ltd.	1,611	33,816
Boral Ltd.	345	1,282
Brambles Ltd.	1,235	10,749
Caltex Australia Ltd.	257	5,706
Commonwealth Bank of Australia	779	45,268
CSL Ltd.	199	14,409
Dexus Property Group	1,255	8,457
Goodman Group	1,428	7,048
GPT Group (The)	1,626	5,815
Healthscope Ltd.	3,155	5,245
Insurance Australia Group Ltd.	1,404	5,799
LendLease Group	676	6,798
Macquarie Group Ltd.	221	13,700
Mirvac Group	6,282	9,515
National Australia Bank Ltd.	1,428	30,523
Newcrest Mining Ltd.	529	7,637
Oil Search Ltd.	1,027	4,894
Origin Energy Ltd.	1,059	4,648
QBE Insurance Group Ltd.	536	4,424
Ramsay Health Care Ltd.	135	7,063
Rio Tinto Ltd.	241	10,283
Sonic Healthcare Ltd.	268	4,317
South32 Ltd.	4,742	9,495
Stockland	3,458	11,063
Sydney Airport	1,177	5,461
Tabcorp Holdings Ltd.	1,701	5,894
Tatts Group Ltd.	1,850	5,727
Telstra Corp. Ltd.	1,882	7,022
Transurban Group	1,410	10,980
Wesfarmers Ltd.	486	15,002
Westpac Banking Corp.	1,671	38,606
Woodside Petroleum Ltd.	591	12,934

Security	Shares	Value
Woolworths Ltd.	450	$7,611

		408,826
AUSTRIA — 0.31%
Erste Group Bank AG	201	5,595
OMV AG	349	11,290

		16,885
BELGIUM — 1.14%
Anheuser-Busch InBev SA/NV	410	42,640
KBC Group NV	202	12,124
Umicore SA	109	6,537

		61,301
DENMARK — 1.69%
AP Moller — Maersk A/S Class A	4	5,084
Carlsberg A/S Class B	98	8,342
Chr Hansen Holding A/S	99	5,485
Coloplast A/S Class B	126	8,011
Genmab A/Sa	25	4,335
ISS A/S	152	5,201
Novo Nordisk A/S Class B	954	32,373
Novozymes A/S Class B	171	5,798
Pandora A/S	66	7,862
Vestas Wind Systems A/S	129	8,520

		91,011
FINLAND — 0.87%
Kone OYJ Class B	130	5,731
Neste OYJ	276	11,345
Nokia OYJ	3,087	13,295
UPM-Kymmene OYJ	281	6,439
Wartsila OYJ Abp	241	10,168

		46,978
FRANCE — 10.07%
Accor SA	147	5,213
Aeroports de Paris	57	5,612
Air Liquide SA	177	18,040
Airbus Group SE	268	17,134
ArcelorMittal[a]	859	6,495
Atos SE	76	7,863
AXA SA	1,069	25,209
BNP Paribas SA	419	24,348
Capgemini SA	84	6,638
Carrefour SA	225	5,280
Cie. de Saint-Gobain	262	11,374

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
Cie. Generale des Etablissements Michelin Class B	113	$12,107
CNP Assurances	322	5,660
Credit Agricole SA	244	2,757
Danone SA	372	23,424
Eiffage SA	67	4,426
Engie SA	669	8,268
Essilor International SA	180	19,113
Eurazeo SA	94	5,105
Imerys SA	92	6,417
Kering	44	9,568
L’Oreal SA	167	28,531
Legrand SA	164	9,177
LVMH Moet Hennessy Louis Vuitton SE	130	23,678
Natixis SA	1,257	6,336
Orange SA	1,016	14,825
Pernod Ricard SA	143	15,018
Peugeot SAa	353	5,212
Renault SA	113	8,911
Rexel SA	274	4,241
Sanofi	512	41,338
Schneider Electric SE	389	25,923
Societe BIC SA	43	5,567
Societe Generale SA	323	13,906
Suez	436	6,094
Technip SA	93	6,448
Thales SA	42	4,105
Total SA	1,084	51,694
Unibail-Rodamco SE	90	19,882
Valeo SA	107	5,972
Vivendi SA	606	11,565
Wendel SA	44	5,097

		543,571
GERMANY — 8.62%
adidas AG	126	18,579
Allianz SE Registered	256	40,680
BASF SE	502	43,129
Bayer AG Registered	360	33,831
Bayerische Motoren Werke AG	186	15,866
Brenntag AG	134	7,060
Commerzbank AG	528	3,682
Daimler AG Registered	478	31,823

Security	Shares	Value
Deutsche Bank AG Registered[a]	520	$8,197
Deutsche Boerse AGa	152	12,295
Deutsche Post AG Registered	617	19,302
Deutsche Telekom AG Registered	1,157	18,244
Deutsche Wohnen AG Bearer	170	5,241
E.ON SE	1,032	6,817
GEA Group AG	113	4,216
HeidelbergCement AG	124	11,129
Henkel AG & Co. KGaA	70	7,134
HOCHTIEF AG	25	3,559
Infineon Technologies AG	153	2,561
Linde AG	82	13,674
Merck KGaA	134	13,439
METRO AG	167	4,995
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	105	19,141
Osram Licht AG	105	5,350
ProSiebenSat.1 Media SE Registered	173	5,934
RWE AGa	408	5,133
SAP SE	585	48,950
Siemens AG Registered	443	50,095
Vonovia SE	163	5,262

		465,318
HONG KONG — 3.47%
AIA Group Ltd.	4,200	25,612
BOC Hong Kong Holdings Ltd.	3,500	13,131
Cheung Kong Property Holdings Ltd.	1,000	6,846
CK Hutchison Holdings Ltd.	1,000	12,183
CLP Holdings Ltd.	1,500	14,668
Galaxy Entertainment Group Ltd.	1,000	4,963
Hang Lung Properties Ltd.	1,000	2,253
Hang Seng Bank Ltd.	1,000	18,951
HKT Trust & HKT Ltd.	4,000	5,219
Hong Kong Exchanges & Clearing Ltd.	600	15,780
Hysan Development Co. Ltd.	2,000	8,818
Link REIT	500	3,442
Melco Crown Entertainment Ltd. ADR	241	4,738
MTR Corp. Ltd.	3,500	17,508
Sands China Ltd.	2,000	9,850

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
Shangri-La Asia Ltd.	4,000	$4,357
Swire Pacific Ltd. Class A	1,000	9,959
Swire Properties Ltd.	3,000	9,070

		187,348
IRELAND — 0.44%
CRH PLC	556	18,576
Paddy Power Betfair PLC	49	5,120

		23,696
ISRAEL — 0.66%
Bank Hapoalim BM	1,938	11,657
Bank Leumi le-Israel BMa	1,466	5,965
Mobileye NVa,b	100	3,723
Teva Pharmaceutical Industries Ltd. ADR	380	14,326

		35,671
ITALY — 1.66%
Assicurazioni Generali SpA	713	9,016
CNH Industrial NV	1,129	9,629
Enel SpA	5,372	21,734
EXOR SpA	146	6,135
Intesa Sanpaolo SpA	6,185	13,752
Snam SpA	2,608	10,109
Telecom Italia SpA/Milano[a]	6,875	5,204
Terna Rete Elettrica Nazionale SpA	2,149	9,328
UniCredit SpA	2,262	4,852

		89,759
JAPAN — 24.49%
Aeon Co. Ltd.	400	5,532
AEON Financial Service Co. Ltd.	300	5,013
Aisin Seiki Co. Ltd.	200	8,583
Ajinomoto Co. Inc.	500	9,709
Alps Electric Co. Ltd.	200	5,043
Asahi Glass Co. Ltd.	1,000	6,521
Asahi Group Holdings Ltd.	200	6,533
Asahi Kasei Corp.	1,000	8,930
ASICS Corp.	300	6,340
Astellas Pharma Inc.	1,100	15,248
Bridgestone Corp.	300	11,498
Canon Inc.	300	8,586
Central Japan Railway Co.	100	16,394
Chugai Pharmaceutical Co. Ltd.	200	5,643
Concordia Financial Group Ltd.	1,000	4,612

Security	Shares	Value
Dai Nippon Printing Co. Ltd.	1,000	$9,496
Dai-ichi Life Holdings Inc.	600	9,655
Daiichi Sankyo Co. Ltd.	200	4,181
Daikin Industries Ltd.	200	18,807
Daiwa House Industry Co. Ltd.	400	11,416
Daiwa Securities Group Inc.	1,000	6,033
Denso Corp.	400	17,482
Dentsu Inc.	100	4,590
East Japan Railway Co.	200	17,142
Eisai Co. Ltd.	200	11,600
FANUC Corp.	100	16,942
Fuji Heavy Industries Ltd.	300	12,230
FUJIFILM Holdings Corp.	200	7,458
Fujitsu Ltd.	1,000	5,922
Hankyu Hanshin Holdings Inc.	200	6,345
Hitachi Chemical Co. Ltd.	300	6,608
Hitachi Ltd.	3,000	16,042
Hitachi Metals Ltd.	500	6,560
Honda Motor Co. Ltd.	1,000	29,242
Hoya Corp.	200	7,897
Hulic Co. Ltd.	600	5,655
Idemitsu Kosan Co. Ltd.	300	6,814
INPEX Corp.	700	6,665
Japan Exchange Group Inc.	200	2,973
JFE Holdings Inc.	400	5,862
JX Holdings Inc.	2,100	8,043
Kajima Corp.	1,000	7,038
Kansai Paint Co. Ltd.	100	1,839
Kao Corp.	300	13,867
Kawasaki Heavy Industries Ltd.	2,000	6,336
KDDI Corp.	1,000	26,320
Keio Corp.	1,000	8,004
Kintetsu Group Holdings Co. Ltd.	1,000	3,879
Kirin Holdings Co. Ltd.	500	8,177
Kobe Steel Ltd.[a]	600	5,682
Komatsu Ltd.	700	16,178
Konica Minolta Inc.	600	5,750
Kubota Corp.	700	10,613
Kuraray Co. Ltd.	400	5,680
Kyocera Corp.	200	9,541
Lawson Inc.	100	6,951
Mazda Motor Corp.	300	4,829
Miraca Holdings Inc.	100	4,493
Mitsubishi Chemical Holdings Corp.	200	1,263

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
Mitsubishi Electric Corp.	1,000	$13,836
Mitsubishi Estate Co. Ltd.	1,000	20,233
Mitsubishi Heavy Industries Ltd.	2,000	8,895
Mitsubishi Materials Corp.	200	5,941
Mitsubishi UFJ Financial Group Inc.	6,200	36,445
Mitsui & Co. Ltd.	900	12,176
Mitsui Chemicals Inc.	1,000	4,643
Mizuho Financial Group Inc.	11,100	19,736
MS&AD Insurance Group Holdings Inc.	300	9,344
Murata Manufacturing Co. Ltd.	100	13,537
Nabtesco Corp.	200	5,104
NEC Corp.	3,000	7,846
NGK Insulators Ltd.	200	3,837
NGK Spark Plug Co. Ltd.	400	8,236
Nidec Corp.	100	8,987
Nintendo Co. Ltd.	100	24,376
Nippon Express Co. Ltd.	1,000	5,187
Nippon Steel & Sumitomo Metal Corp.	400	8,611
Nippon Telegraph & Telephone Corp.	400	16,236
Nippon Yusen KK	4,000	7,442
Nissan Motor Co. Ltd.	600	5,563
Nitto Denko Corp.	100	6,930
Nomura Holdings Inc.	2,000	10,777
Nomura Research Institute Ltd.	100	3,405
NTT Data Corp.	100	4,994
NTT DOCOMO Inc.	800	18,423
Obayashi Corp.	700	6,684
Odakyu Electric Railway Co. Ltd.	300	5,890
Omron Corp.	200	7,407
Ono Pharmaceutical Co. Ltd.	300	6,670
Oriental Land Co. Ltd./Japan	100	5,719
ORIX Corp.	700	10,944
Osaka Gas Co. Ltd.	2,000	7,593
Otsuka Holdings Co. Ltd.	100	4,078
Panasonic Corp.	1,200	12,259
Rakuten Inc.	500	4,950
Recruit Holdings Co. Ltd.	200	7,662
Resona Holdings Inc.	1,500	7,242
Secom Co. Ltd.	100	7,301
Sekisui Chemical Co. Ltd.	600	9,120

Security	Shares	Value
Sekisui House Ltd.	400	$6,565
Seven & I Holdings Co. Ltd.	300	11,677
Shimizu Corp.	1,000	9,250
Shin-Etsu Chemical Co. Ltd.	200	14,849
Shionogi & Co. Ltd.	200	9,496
Shiseido Co. Ltd.	200	5,106
Showa Shell Sekiyu KK	600	5,376
SoftBank Group Corp.	400	23,562
Sompo Holdings Inc.	300	9,815
Sony Corp.	600	17,314
Stanley Electric Co. Ltd.	200	5,538
Sumitomo Chemical Co. Ltd.	2,000	9,180
Sumitomo Dainippon Pharma Co. Ltd.	400	6,561
Sumitomo Electric Industries Ltd.	100	1,406
Sumitomo Metal Mining Co. Ltd.	1,000	13,410
Sumitomo Mitsui Financial Group Inc.	600	22,147
Sumitomo Mitsui Trust Holdings Inc.	200	7,284
Suntory Beverage & Food Ltd.	100	4,296
Suzuken Co. Ltd./Aichi Japan	200	6,003
Sysmex Corp.	100	6,047
T&D Holdings Inc.	600	7,525
Taisei Corp.	1,000	7,267
Takeda Pharmaceutical Co. Ltd.	300	12,335
TDK Corp.	100	6,749
Teijin Ltd.	400	7,435
Terumo Corp.	200	7,065
Tokio Marine Holdings Inc.	400	17,198
Tokyo Electron Ltd.	100	9,193
Tokyo Gas Co. Ltd.	2,000	8,753
Toray Industries Inc.	1,000	8,157
TOTO Ltd.	100	3,848
Toyota Motor Corp.	1,200	70,023
Toyota Tsusho Corp.	200	5,018
West Japan Railway Co.	100	6,106
Yamaha Corp.	200	6,117
Yamaha Motor Co. Ltd.	200	4,618
Yaskawa Electric Corp.	400	6,161
Yokogawa Electric Corp.	500	6,955

		1,321,949

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
NETHERLANDS — 3.14%
Aegon NV	862	$4,387
Akzo Nobel NV	187	11,656
ASML Holding NV	216	22,368
Heineken NV	167	12,528
ING Groep NV	1,405	19,152
Koninklijke Ahold Delhaize NV	478	9,436
Koninklijke DSM NV	87	5,281
Koninklijke KPN NV	2,087	6,020
Koninklijke Philips NV	509	14,654
Koninklijke Vopak NV	153	7,158
NXP Semiconductors NVa	122	12,096
RELX NV	945	15,278
Unilever NV CVA	737	29,611

		169,625
NEW ZEALAND — 0.21%
Fletcher Building Ltd.	900	6,558
Ryman Healthcare Ltd.	800	4,961

		11,519
NORWAY — 0.86%
DNB ASA	438	6,452
Norsk Hydro ASA	2,284	10,769
Orkla ASA	1,272	11,340
Statoil ASA	657	11,260
Telenor ASA	431	6,369

		46,190
PORTUGAL — 0.22%
EDP — Energias de Portugal SA	2,366	6,844
Galp Energia SGPS SA	387	5,241

		12,085
SINGAPORE — 1.20%
CapitaLand Ltd.	3,600	7,741
CapitaLand Mall Trust	5,300	7,215
City Developments Ltd.	1,100	6,482
DBS Group Holdings Ltd.	1,100	13,477
Keppel Corp. Ltd.	900	3,424
Singapore Airlines Ltd.	700	4,887
Singapore Telecommunications Ltd.	4,900	12,931
United Overseas Bank Ltd.	600	8,549

		64,706
SPAIN — 3.09%
Abertis Infraestructuras SA	361	4,827
Amadeus IT Holding SA Class A	278	12,610

Security	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	4,039	$24,962
Banco Santander SA	6,690	30,608
CaixaBank SA	2,398	6,978
Ferrovial SA	341	6,050
Gas Natural SDG SA	262	4,488
Iberdrola SA	3,333	20,079
Industria de Diseno Textil SA	747	25,575
Red Electrica Corp. SA	64	1,141
Repsol SA	994	13,286
Telefonica SA	1,940	16,159

		166,763
SWEDEN — 2.80%
Assa Abloy AB	429	8,104
Atlas Copco AB Class A	349	10,547
Atlas Copco AB Class B	224	6,015
Boliden AB	494	12,746
Hennes & Mauritz AB Class B	515	14,945
Kinnevik AB Class B	156	3,819
Lundin Petroleum ABa	247	4,650
Nordea Bank AB	1,296	13,603
Sandvik AB	547	6,470
Skandinaviska Enskilda Banken AB Class A	876	8,720
Skanska AB Class B	376	8,634
Svenska Cellulosa AB SCA Class B	403	10,738
Svenska Handelsbanken AB Class A	690	9,567
Swedbank AB Class A	510	11,761
Telefonaktiebolaget LM Ericsson Class B	1,448	7,449
Telia Co. AB	1,445	5,425
Volvo AB Class B	747	7,978

		151,171
SWITZERLAND — 8.68%
ABB Ltd. Registered	1,166	23,717
Actelion Ltd. Registered	69	13,277
Adecco Group AG Registered	118	7,257
Cie. Financiere Richemont SA Class A Registered	260	16,961
Credit Suisse Group AG Registered	717	9,516

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
Geberit AG Registered	18	$7,112
Givaudan SA Registered	6	10,673
Kuehne + Nagel International AG Registered	69	8,996
LafargeHolcim Ltd. Registered	277	14,643
Lonza Group AG Registered	50	8,914
Nestle SA Registered	1,467	98,506
Novartis AG Registered	987	68,067
Roche Holding AG	323	71,884
SGS SA Registered	4	8,022
Sika AG Bearer	2	9,685
Swatch Group AG (The) Bearer	17	4,988
Swiss Re AG	167	15,345
Swisscom AG Registered	23	9,811
Syngenta AG Registered	36	13,744
UBS Group AG	1,680	26,668
Zurich Insurance Group AG	79	20,668

		468,454
UNITED KINGDOM — 17.94%
3i Group PLC	547	4,709
Aberdeen Asset Management PLC	1,319	4,417
Anglo American PLC[a]	833	12,333
Antofagasta PLC	927	7,980
Ashtead Group PLC	375	7,342
Associated British Foods PLC	206	6,563
AstraZeneca PLC	614	31,832
Aviva PLC	2,208	12,331
BAE Systems PLC	1,251	9,386
Barclays PLC	7,433	20,055
Barratt Developments PLC	917	5,376
Berkeley Group Holdings PLC	166	5,137
BP PLC	8,590	49,310
British Land Co. PLC (The)	833	6,156
BT Group PLC	5,117	22,830
Bunzl PLC	280	7,207
Burberry Group PLC	328	5,856
Capita PLC	749	4,908
Centrica PLC	3,316	8,713
Cobham PLC	3,278	6,729
Coca-Cola European Partners PLC	281	9,345
Coca-Cola HBC AG	350	7,434
Compass Group PLC	776	13,292

Security	Shares	Value
Croda International PLC	195	$7,947
DCC PLC	71	5,438
Diageo PLC	1,643	41,158
Experian PLC	268	5,056
GKN PLC	1,606	6,218
GlaxoSmithKline PLC	2,255	42,134
Glencore PLC[a]	6,649	23,202
Hammerson PLC	1,513	10,293
HSBC Holdings PLC	7,579	60,148
InterContinental Hotels Group PLC	193	7,912
Intertek Group PLC	148	6,082
Investec PLC	875	5,685
ITV PLC	3,325	6,979
J Sainsbury PLC	1,639	4,730
Johnson Matthey PLC	201	7,860
Kingfisher PLC	1,981	8,739
Land Securities Group PLC	401	4,860
Legal & General Group PLC	5,300	15,614
Lloyds Banking Group PLC	27,056	19,562
London Stock Exchange Group PLC	139	4,772
Marks & Spencer Group PLC	1,397	5,737
Mediclinic International PLC	580	5,141
Meggitt PLC	942	5,560
Merlin Entertainments PLC[c]	1,029	5,603
Mondi PLC	270	5,509
National Grid PLC	2,239	25,546
Next PLC	93	5,698
Old Mutual PLC	3,278	7,777
Pearson PLC	541	5,377
Petrofac Ltd.	443	4,397
Prudential PLC	1,313	25,403
Reckitt Benckiser Group PLC	306	25,856
RELX PLC	1,105	18,983
Rio Tinto PLC	441	16,474
Rolls-Royce Holdings PLC	703	5,942
Rolls-Royce Holdings PLC New[a]	37,996	48
RSA Insurance Group PLC	1,140	7,698
Schroders PLC	254	8,775
Segro PLC	1,660	8,669
Shire PLC	368	21,426
Sky PLC	780	7,611
Smiths Group PLC	182	3,209

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Security	Shares	Value
SSE PLC	862	$15,886
Standard Chartered PLC[a]	1,638	13,120
Standard Life PLC	1,079	4,659
Taylor Wimpey PLC	2,280	4,224
Tesco PLC[a]	4,484	11,692
Travis Perkins PLC	243	4,074
Unilever PLC	654	26,115
United Utilities Group PLC	687	7,579
Vodafone Group PLC	15,317	37,107
Whitbread PLC	140	6,059
William Hill PLC	1,426	5,368
Wm Morrison Supermarkets PLC	1,912	5,196
Wolseley PLC	194	11,259
WPP PLC	1,232	26,306

		968,713

TOTAL COMMON STOCKS (Cost: $5,068,056)		5,351,539

PREFERRED STOCKS — 0.39%

GERMANY — 0.29%
Bayerische Motoren Werke AG	83	5,964
Henkel AG & Co. KGaA	83	9,624

		15,588
ITALY — 0.10%
Intesa Sanpaolo SpA	2,513	5,217

		5,217

TOTAL PREFERRED STOCKS (Cost: $20,170)		20,805

RIGHTS — 0.02%

SPAIN — 0.02%
CaixaBank SAa	2,398	99
Telefonica SAa	2,117	708

		807

TOTAL RIGHTS (Cost: $874)		807

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	3,850	$3,851
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	1,153	1,153

		5,004

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,003)		5,004

TOTAL INVESTMENTS IN SECURITIES — 99.63% (Cost: $5,094,103)[g]		5,378,155
Other Assets, Less Liabilities — 0.37%		20,162

NET ASSETS — 100.00%		$5,398,317

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $5,101,118. Net unrealized appreciation was $277,037, of which $483,096 represented gross unrealized appreciation on securities and $206,059 represented gross unrealized depreciation on securities.

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,351,491	$48	$—	$5,351,539
Preferred stocks	20,805	—	—	20,805
Rights	99	708	—	807
Money market funds	5,004	—	—	5,004

Total	$5,377,399	$756	$—	$5,378,155

76

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.48%

AIRLINES — 0.08%
Finnair OYJ[a]	6,452	$28,746

		28,746
AUTO COMPONENTS — 3.09%
Nokian Renkaat OYJ	32,292	1,167,422

		1,167,422
BUILDING PRODUCTS — 0.79%
Uponor OYJ	18,449	297,670

		297,670
CHEMICALS — 1.03%
Kemira OYJ	32,003	388,713

		388,713
COMMERCIAL SERVICES & SUPPLIES — 0.63%
Caverion Corp.	34,346	237,187

		237,187
COMMUNICATIONS EQUIPMENT — 16.19%
Nokia OYJ	1,418,486	6,109,202

		6,109,202
CONSTRUCTION & ENGINEERING — 0.89%
Lehto Group OYJ[a]	3,164	29,905
YIT OYJ	38,251	306,354

		336,259
CONTAINERS & PACKAGING — 2.58%
Huhtamaki OYJ	25,906	975,578

		975,578
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.29%
Elisa OYJ	39,575	1,243,482

		1,243,482
ELECTRIC UTILITIES — 4.47%
Fortum OYJ	116,058	1,686,666

		1,686,666
ELECTRICAL EQUIPMENT — 0.40%
PKC Group OYJ	9,990	152,602

		152,602
FOOD & STAPLES RETAILING — 2.41%
Kesko OYJ Class B	18,437	908,663

		908,663
FOOD PRODUCTS — 0.27%
Atria OYJ	8,791	102,580

		102,580

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.55%
Oriola-KD OYJ Class B	44,768	$208,481

		208,481
INSURANCE — 12.46%
Sampo OYJ Class A	106,294	4,703,080

		4,703,080
IT SERVICES — 1.16%
Tieto OYJ	17,184	436,397

		436,397
LEISURE PRODUCTS — 2.38%
Amer Sports OYJ	33,696	899,337

		899,337
MACHINERY — 20.21%
Cargotec OYJ Class B	11,036	446,856
Kone OYJ Class B	77,352	3,410,205
Konecranes OYJ	15,217	525,267
Metso OYJ	32,022	906,970
Ponsse OYJ	5,787	136,835
Valmet OYJ	35,893	548,665
Wartsila OYJ Abp	39,116	1,650,226

		7,625,024
MEDIA — 0.59%
Sanoma OYJ	27,472	222,647

		222,647
METALS & MINING — 2.49%
Outokumpu OYJ[a]	84,852	656,180
Outotec OYJ[a]	53,175	283,168

		939,348
MULTILINE RETAIL — 0.42%
Stockmann OYJ Abp Class Ba	19,484	129,179
Tokmanni Group Corp.[a]	3,552	30,709

		159,888
OIL, GAS & CONSUMABLE FUELS — 3.86%
Neste OYJ	35,395	1,454,947

		1,454,947
PAPER & FOREST PRODUCTS — 12.14%
Metsa Board OYJ	61,111	397,063
Stora Enso OYJ Class R	151,997	1,468,075
UPM-Kymmene OYJ	118,527	2,715,842

		4,580,980

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2016

Security	Shares	Value
PHARMACEUTICALS — 3.23%
Orion OYJ Class B	28,602	$1,217,281

		1,217,281
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.15%
Citycon OYJ	134,448	309,776
Sponda OYJ	73,331	315,359
Technopolis OYJ	58,431	187,810

		812,945
SOFTWARE — 0.38%
F-Secure OYJ	42,384	143,425

		143,425
TRADING COMPANIES & DISTRIBUTORS — 1.34%
Cramo OYJ	12,577	315,531
Ramirent OYJ	26,462	188,636

		504,167

TOTAL COMMON STOCKS (Cost: $40,573,699)		37,542,717

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	44,635	$44,635

		44,635

TOTAL SHORT-TERM INVESTMENTS (Cost: $44,635)		44,635

TOTAL INVESTMENTS IN SECURITIES — 99.60% (Cost: $40,618,334)[d]		37,587,352
Other Assets, Less Liabilities — 0.40%		150,540

NET ASSETS — 100.00%		$37,737,892

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $41,531,647. Net unrealized depreciation was $3,944,295, of which $1,435,998 represented gross unrealized appreciation on securities and $5,380,293 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,542,717	$—	$—	$37,542,717
Money market funds	44,635	—	—	44,635

Total	$37,587,352	$—	$—	$37,587,352

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 94.83%

AEROSPACE & DEFENSE — 4.70%
MTU Aero Engines AG	8,758	$921,338
OHB SEa	883	17,647

		938,985
AUTO COMPONENTS — 2.20%
ElringKlinger AGa	4,824	67,932
Grammer AG	1,841	91,388
LEONI AGa	5,511	174,447
SAF-Holland SA	7,670	106,016

		439,783
AUTOMOBILES — 0.12%
EDAG Engineering Group AGa	1,686	24,681

		24,681
BANKS — 0.24%
comdirect bank AG	4,734	48,124

		48,124
BIOTECHNOLOGY — 0.10%
Biotest AG	1,154	19,281

		19,281
BUILDING PRODUCTS — 0.12%
CENTROTEC Sustainable AG	1,506	24,714

		24,714
CAPITAL MARKETS — 1.70%
AURELIUS Equity Opportunities SE & Co KGaA	3,956	228,291
Deutsche Beteiligungs AG	2,020	66,085
MLP AG	10,061	44,793

		339,169
CHEMICALS — 1.34%
H&R GmbH & Co. KGaA[b]	2,097	34,569
Wacker Chemie AG	2,640	233,366

		267,935
COMMERCIAL SERVICES & SUPPLIES — 1.49%
Bilfinger SEa,b	5,821	220,105
Cewe Stiftung & Co. KGAA	875	77,458

		297,563
COMMUNICATIONS EQUIPMENT — 0.27%
ADVA Optical Networking SEa,b	7,049	53,173

		53,173

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.00%
Bauer AG	65	$711

		711
CONSTRUCTION MATERIALS — 0.57%
BRAAS Monier Building Group SA	3,952	114,449

		114,449
CONSUMER FINANCE — 0.33%
Ferratum OYJ[a]	1,481	23,636
Sixt Leasing SE	2,116	41,863

		65,499
DIVERSIFIED FINANCIAL SERVICES — 1.28%
GRENKE AG	1,495	217,823
Hypoport AGa,b	516	37,550

		255,373
ELECTRICAL EQUIPMENT — 1.62%
Nordex SEa,b	10,633	219,104
Senvion SAb	3,267	47,029
SGL Carbon SEa,b	6,228	58,469

		324,602
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.99%
Isra Vision AG	513	51,274
Jenoptik AG	8,702	146,589

		197,863
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.09%
Alstria office REIT AGa	24,550	300,532
Hamborner REIT AGa	12,759	116,683

		417,215
FOOD PRODUCTS — 1.84%
KWS Saat SE	332	98,031
Suedzucker AG	12,050	270,480

		368,511
HEALTH CARE EQUIPMENT & SUPPLIES — 1.30%
Carl Zeiss Meditec AG Bearer	5,483	187,869
Draegerwerk AG & Co. KGaA	515	33,871
STRATEC Biomedical AG	811	37,802

		259,542
HEALTH CARE PROVIDERS & SERVICES — 0.74%
RHOEN-KLINIKUM AG	5,631	148,886

		148,886

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.80%
CompuGroup Medical SE	4,038	$159,368

		159,368
HOTELS, RESTAURANTS & LEISURE — 0.38%
bet-at-home.com AG	360	32,216
Zeal Network SE	1,191	43,398

		75,614
HOUSEHOLD DURABLES — 0.14%
Surteco SE	1,315	28,966

		28,966
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.58%
Capital Stage AGa	13,826	92,986
Uniper SEb	33,931	423,110

		516,096
INDUSTRIAL CONGLOMERATES — 3.21%
Indus Holding AG	3,094	169,554
Rheinmetall AG	6,612	472,043

		641,597
INSURANCE — 0.38%
Wuestenrot & Wuerttembergische AG	3,952	75,251

		75,251
INTERNET & DIRECT MARKETING RETAIL — 1.17%
Takkt AG	5,523	113,573
zooplus AGa,b	943	121,040

		234,613
INTERNET SOFTWARE & SERVICES — 0.44%
XING AG	471	87,686

		87,686
IT SERVICES — 6.47%
Bechtle AG	2,480	231,167
CANCOM SEa	2,759	124,592
GFT Technologies SE	2,653	53,528
Wirecard AGa	19,794	883,888

		1,293,175
LIFE SCIENCES TOOLS & SERVICES — 3.54%
Evotec AGb	19,129	124,897
Gerresheimer AG	5,293	386,580
MorphoSys AGa,b	4,423	197,061

		708,538

Security	Shares	Value
MACHINERY — 15.34%
DEUTZ AG	15,311	$83,711
DMG Mori AG	6,641	294,119
Duerr AG	4,379	349,926
Gesco AG	512	37,862
Heidelberger Druckmaschinen AGa,b	41,078	104,015
KION Group AG	11,007	624,444
Koenig & Bauer AGb	2,220	99,227
Krones AG	2,398	217,571
KUKA AGa	63	5,893
KUKA AG New[b]	3,962	443,405
NORMA Group SE	5,377	212,984
Pfeiffer Vacuum Technology AG	1,160	102,749
Rational AG	573	252,496
SLM Solutions Group AGa,b	2,132	68,663
Vossloh AGa,b	1,745	100,922
Wacker Neuson SE	4,731	68,178

		3,066,165
MEDIA — 2.37%
Borussia Dortmund GmbH & Co. KGaA	10,949	56,099
CTS Eventim AG & Co. KGaA	8,095	241,386
Stroeer SE & Co. KGaA[a]	4,662	176,948

		474,433
METALS & MINING — 2.59%
Aurubis AG	5,686	301,374
Salzgitter AG	6,590	215,523

		516,897
OIL, GAS & CONSUMABLE FUELS — 0.14%
VERBIO Vereinigte BioEnergie AG	3,686	27,328

		27,328
PHARMACEUTICALS — 2.57%
STADA Arzneimittel AG	10,509	513,809

		513,809
PROFESSIONAL SERVICES — 0.83%
Amadeus Fire AG	876	67,975
Bertrandt AGa	936	98,348

		166,323
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.87%
ADLER Real Estate AGa,b	3,876	55,795
ADO Properties SAc	4,834	164,093

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Deutsche Euroshop AG	7,734	$301,505
DIC Asset AG	7,514	67,800
Grand City Properties SA	19,456	325,270
LEG Immobilien AG	10,640	807,014
PATRIZIA Immobilien AGb	7,078	116,154
TAG Immobilien AG	22,198	278,333
TLG Immobilien AG	11,375	205,132
WCM Beteiligungs & Grundbesitz-AGa,b	18,820	51,288

		2,372,384
ROAD & RAIL — 0.81%
Sixt SEa	2,085	109,991
VTG AGa	1,689	51,001

		160,992
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.76%
AIXTRON SEb	18,080	72,881
Dialog Semiconductor PLC[a,b]	13,131	521,028
Manz AGa,b	781	27,340
Siltronic AGb	2,025	81,317
SMA Solar Technology AGa	2,037	49,343

		751,909
SOFTWARE — 2.69%
Nemetschek SE	2,599	144,054
RIB Software AGa	5,928	88,006
Software AG	8,660	305,682

		537,742
SPECIALTY RETAIL — 0.20%
Hornbach Baumarkt AG	1,360	40,128

		40,128
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.76%
S&T AG	5,515	55,444
Wincor Nixdorf AGb	1,387	96,313

		151,757
TEXTILES, APPAREL & LUXURY GOODS — 0.44%
Bijou Brigitte AG	693	39,366
Gerry Weber International AGa	4,234	48,912

		88,278
THRIFTS & MORTGAGE FINANCE — 2.74%
Aareal Bank AG	10,097	358,654
Deutsche Pfandbriefbank AGc	18,148	188,471

		547,125

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.03%
BayWa AGa	2,263	$71,538
Kloeckner & Co. SEb	12,621	133,401

		204,939
TRANSPORTATION INFRASTRUCTURE — 0.36%
Hamburger Hafen und Logistik AG	4,133	72,341

		72,341
WIRELESS TELECOMMUNICATION SERVICES — 4.18%
Drillisch AGa	7,388	284,842
Freenet AG	21,593	551,344

		836,186

TOTAL COMMON STOCKS
(Cost: $20,445,523)		18,955,699

PREFERRED STOCKS — 4.79%

BIOTECHNOLOGY — 0.23%
Biotest AG	3,385	46,699

		46,699
CONSTRUCTION MATERIALS — 0.20%
STO SE & Co. KGaA	424	39,904

		39,904
HEALTH CARE EQUIPMENT & SUPPLIES — 2.74%
Draegerwerk AG & Co. KGaA	1,282	100,976
Sartorius AG	5,998	446,024

		547,000
MACHINERY — 1.06%
Jungheinrich AG	8,099	212,423

		212,423
ROAD & RAIL — 0.56%
Sixt SE	2,867	112,042

		112,042

TOTAL PREFERRED STOCKS
(Cost: $824,176)		958,068

RIGHTS — 0.03%

ELECTRICAL EQUIPMENT — 0.03%
SGL Carbon SEa,b	6,319	5,892

		5,892

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
TOTAL RIGHTS
(Cost: $0)		$5,892

SHORT-TERM INVESTMENTS — 21.07%

MONEY MARKET FUNDS — 21.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	4,197,521	4,198,780
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	12,120	12,120

		4,210,900

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,209,681)		4,210,900

TOTAL INVESTMENTS IN SECURITIES — 120.72%
(Cost: $25,479,380)[g]		24,130,559
Other Assets, Less Liabilities — (20.72)%		(4,142,163)

NET ASSETS — 100.00%		$19,988,396

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $25,624,569. Net unrealized depreciation was $1,494,010, of which $1,861,620 represented gross unrealized appreciation on securities and $3,355,630 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$18,955,699	$—	$—	$18,955,699
Preferred stocks	958,068	—	—	958,068
Rights	5,892	—	—	5,892
Money market funds	4,210,900	—	—	4,210,900

Total	$24,130,559	$—	$—	$24,130,559

82

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL IMPACT ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

AUSTRALIA — 1.50%
CSL Ltd.	1,680	$121,644
GPT Group (The)	8,386	29,989
Mirvac Group	62,881	95,242

		246,875
BELGIUM — 4.18%
Umicore SA	11,522	690,940

		690,940
BRAZIL — 0.91%
BRF SA	9,800	149,644

		149,644
CHINA — 4.46%
Beijing Enterprises Water Group Ltd.	140,000	101,255
China Everbright International Ltd.	21,000	25,449
China Longyuan Power Group Corp. Ltd.	119,000	93,124
China Vanke Co. Ltd. Class H	97,300	298,549
CSPC Pharmaceutical Group Ltd.	14,000	15,035
GCL-Poly Energy Holdings Ltd.[a]	1,519,000	203,665

		737,077
DENMARK — 6.58%
Genmab A/Sb	21	3,641
Novo Nordisk A/S Class B	13,104	444,672
Vestas Wind Systems A/S	9,674	638,901

		1,087,214
FRANCE — 11.69%
Danone SA	5,593	352,186
Fonciere des Regions	301	23,670
Klepierre	1,519	56,695
Schneider Electric SE	10,059	670,326
Suez	46,536	650,389
Unibail-Rodamco SE	805	177,834

		1,931,100
HONG KONG — 1.81%
Swire Properties Ltd.	14,000	42,325
WH Group Ltd.[c]	308,000	256,116

		298,441
INDONESIA — 0.64%
Bank Rakyat Indonesia Persero Tbk PT	105,700	85,013

Security	Shares	Value
Indofood CBP Sukses Makmur Tbk PT	13,000	$8,297
Unilever Indonesia Tbk PT	4,200	12,559

		105,869
JAPAN — 15.07%
Chugai Pharmaceutical Co. Ltd.	1,400	39,501
East Japan Railway Co.	7,700	659,952
NH Foods Ltd.	9,000	232,691
Nippon Prologis REIT Inc.	7	14,554
Nisshin Seifun Group Inc.	2,800	39,391
Nissin Foods Holdings Co. Ltd.	700	36,614
Ono Pharmaceutical Co. Ltd.	700	15,564
Sekisui House Ltd.	40,600	666,304
Shionogi & Co. Ltd.	1,400	66,471
Sysmex Corp.	700	42,327
Terumo Corp.	2,100	74,181
TOTO Ltd.	4,900	188,569
Toyo Suisan Kaisha Ltd.	1,400	49,761
Unicharm Corp.	4,200	89,735
Yakult Honsha Co. Ltd.	700	30,839
Yokogawa Electric Corp.	17,500	243,429

		2,489,883
MALAYSIA — 0.03%
PPB Group Bhd	1,400	4,903

		4,903
MEXICO — 0.34%
Gruma SAB de CV Series B	2,660	31,964
Kimberly-Clark de Mexico SAB de CV Series A	14,000	24,680

		56,644
NORWAY — 0.45%
Marine Harvest ASA	4,165	74,903

		74,903
PHILIPPINES — 0.20%
Energy Development Corp.	329,700	33,746

		33,746
SINGAPORE — 0.28%
CapitaLand Commercial Trust	19,600	20,935
CapitaLand Mall Trust	18,200	24,777

		45,712
SOUTH AFRICA — 0.26%
Pioneer Foods Group Ltd.	1,141	12,686
Tiger Brands Ltd.	1,092	30,682

		43,368

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

November 30, 2016

Security	Shares	Value
SOUTH KOREA — 1.28%
Ottogi Corp.	21	$12,431
Samsung SDI Co. Ltd.	2,527	199,514

		211,945
SWEDEN — 1.32%
Svenska Cellulosa AB SCA Class B	8,197	218,421

		218,421
SWITZERLAND — 5.33%
ABB Ltd. Registered	31,402	638,737
Actelion Ltd. Registered	518	99,669
Geberit AG Registered	357	141,062

		879,468
TAIWAN — 0.80%
Uni-President Enterprises Corp.	77,000	131,663

		131,663
UNITED KINGDOM — 6.25%
Berkeley Group Holdings PLC	11,193	346,397
Pearson PLC	68,957	685,362

		1,031,759
UNITED STATES — 36.32%
AbbVie Inc.	10,598	644,358
Akamai Technologies Inc.[b]	3,794	253,060
Amgen Inc.	2,737	394,320
BioMarin Pharmaceutical Inc.[b]	364	31,169
Cadence Design Systems Inc.[b]	7,658	201,252
Celgene Corp.[b]	2,975	352,567
Citrix Systems Inc.[b]	4,032	349,695
Colgate-Palmolive Co.	2,793	182,187
Digital Realty Trust Inc.[a]	1,869	172,565
Edwards Lifesciences Corp.[b]	686	56,835
Gilead Sciences Inc.	8,687	640,232
Hormel Foods Corp.	2,394	81,971
Incyte Corp.[b]	455	46,542
Jazz Pharmaceuticals PLC[b]	350	36,271
JM Smucker Co. (The)	630	79,348
Kimberly-Clark Corp.	3,346	386,831
Procter & Gamble Co. (The)	7,854	647,641
Rockwell Automation Inc.	1,827	244,288
ServiceNow Inc.[a,b]	1,547	128,633
Tesla Motors Inc.[b]	3,500	662,900
United Therapeutics Corp.[b]	455	57,153
Vertex Pharmaceuticals Inc.[b]	511	41,703

Security	Shares	Value
VMware Inc. Class Aa,b	1,421	$115,300
WhiteWave Foods Co. (The)[b]	1,169	64,400
Xylem Inc./NY	2,478	127,815

		5,999,036

TOTAL COMMON STOCKS
(Cost: $17,165,417)		16,468,611

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	347,333	347,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	4,086	4,086

		351,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $351,451)		351,523

TOTAL INVESTMENTS IN SECURITIES — 101.83%
(Cost: $17,516,868)[g]		16,820,134
Other Assets, Less Liabilities — (1.83)%		(302,933)

NET ASSETS — 100.00%		$16,517,201

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $17,590,428. Net unrealized depreciation was $770,294, of which $575,041 represented gross unrealized appreciation on securities and $1,345,335 represented gross unrealized depreciation on securities.

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

November 30, 2016

Schedule 1 — Forward Currency Contracts

Forward currency contracts outstanding as of November 30, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
PHP	120,000	USD	2,412	SSB	12/05/2016	$(2)

Counterparties:

SSB — State Street Bank London

Currency abbreviations:

PHP — Philippine Peso

USD — United States Dollar

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,468,611	$—	$—	$16,468,611
Money market funds	351,523	—	—	351,523

Total	$16,820,134	$—	$—	$16,820,134

Derivative financial instruments[a]:
Liabilities:
Forward currency contracts	$—	$(2)	$—	$(2)

Total	$—	$(2)	$—	$(2)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

85

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

AUTO COMPONENTS — 1.69%
Bharat Forge Ltd.	1,187,741	$15,677,728
Bosch Ltd.	85,446	25,622,147
Motherson Sumi Systems Ltd.	4,773,963	21,606,960

		62,906,835
AUTOMOBILES — 9.87%
Bajaj Auto Ltd.	951,446	37,323,805
Hero Motocorp Ltd.	566,026	26,181,068
Mahindra & Mahindra Ltd.	4,225,172	73,153,077
Maruti Suzuki India Ltd.	1,198,749	92,223,653
Tata Motors Ltd.	17,925,388	120,281,330
Tata Motors Ltd. Class A	4,323,841	18,817,998

		367,980,931
BANKS — 8.61%
Axis Bank Ltd.	18,955,769	130,116,942
ICICI Bank Ltd.	12,532,570	48,620,526
IDFC Bank Ltd.	15,430,532	15,430,769
State Bank of India	17,602,893	66,439,403
Yes Bank Ltd.	3,534,535	60,614,720

		321,222,360
BEVERAGES — 0.56%
United Spirits Ltd.[a]	741,478	20,781,743

		20,781,743
CHEMICALS — 2.24%
Asian Paints Ltd.	3,262,624	46,230,351
UPL Ltd.	4,022,602	37,255,919

		83,486,270
CONSTRUCTION & ENGINEERING — 1.95%
Larsen & Toubro Ltd.	3,594,082	72,604,720

		72,604,720
CONSTRUCTION MATERIALS — 2.81%
ACC Ltd.	510,997	10,021,518
Ambuja Cements Ltd.	6,753,984	20,800,024
Shree Cement Ltd.	94,798	21,565,802
Ultratech Cement Ltd.	995,733	52,419,710

		104,807,054
CONSUMER FINANCE — 1.62%
Bajaj Finance Ltd.	1,832,414	24,623,525
Mahindra & Mahindra Financial Services Ltd.	3,159,850	13,786,759
Shriram Transport Finance Co. Ltd.	1,672,203	22,095,649

		60,505,933

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.38%
Power Finance Corp. Ltd.	7,183,987	$14,084,819

		14,084,819
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Bharti Infratel Ltd.	6,451,331	35,386,258

		35,386,258
ELECTRIC UTILITIES — 0.36%
Tata Power Co. Ltd.	12,572,699	13,601,500

		13,601,500
ELECTRICAL EQUIPMENT — 0.72%
Bharat Heavy Electricals Ltd.	6,660,224	12,663,864
Havells India Ltd.	2,833,852	14,256,419

		26,920,283
FOOD PRODUCTS — 0.65%
Nestle India Ltd.	262,364	24,108,344

		24,108,344
GAS UTILITIES — 0.60%
GAIL (India) Ltd.	3,595,507	22,311,396

		22,311,396
HEALTH CARE PROVIDERS & SERVICES — 0.41%
Apollo Hospitals Enterprise Ltd.	867,576	15,150,175

		15,150,175
HOUSEHOLD PRODUCTS — 2.43%
Hindustan Unilever Ltd.	7,361,569	90,770,775

		90,770,775
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.20%
NTPC Ltd.	18,697,435	44,565,863

		44,565,863
INDUSTRIAL CONGLOMERATES — 0.34%
Siemens Ltd.	807,539	12,825,851

		12,825,851
INSURANCE — 0.51%
Bajaj Finserv Ltd.	433,956	18,956,148

		18,956,148
IT SERVICES — 16.52%
HCL Technologies Ltd.	6,398,774	75,141,175
Infosys Ltd.	20,834,234	296,934,241

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

November 30, 2016

Security	Shares	Value
Tata Consultancy Services Ltd.	5,361,777	$178,288,674
Tech Mahindra Ltd.	2,644,078	18,742,532
Wipro Ltd.	6,890,085	46,832,158

		615,938,780
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Divi’s Laboratories Ltd.	902,969	15,487,244

		15,487,244
MACHINERY — 1.68%
Ashok Leyland Ltd.	12,906,638	14,990,408
Eicher Motors Ltd.	151,106	47,727,270

		62,717,678
MEDIA — 1.17%
Zee Entertainment Enterprises Ltd.	6,533,747	43,493,754

		43,493,754
METALS & MINING — 3.13%
Hindalco Industries Ltd.	12,643,068	32,462,429
JSW Steel Ltd.	959,232	24,229,913
Tata Steel Ltd.	3,413,613	20,698,931
Vedanta Ltd.	11,764,813	39,505,972

		116,897,245
OIL, GAS & CONSUMABLE FUELS — 10.56%
Bharat Petroleum Corp. Ltd.	5,738,839	53,989,512
Cairn India Ltd.	5,102,926	18,756,989
Coal India Ltd.	7,877,652	35,516,153
Hindustan Petroleum Corp. Ltd.	4,617,229	31,784,831
Oil & Natural Gas Corp. Ltd.	9,700,226	40,941,392
Reliance Industries Ltd.	14,708,146	212,739,566

		393,728,443
PERSONAL PRODUCTS — 1.94%
Dabur India Ltd.	5,991,554	24,820,032
Godrej Consumer Products Ltd.	1,351,613	28,773,311
Marico Ltd.	5,119,794	18,897,528

		72,490,871
PHARMACEUTICALS — 9.36%
Aurobindo Pharma Ltd.	2,985,601	32,312,157
Cadila Healthcare Ltd.	2,321,445	13,623,649
Cipla Ltd.	3,917,884	32,431,076
Dr. Reddy’s Laboratories Ltd.	1,296,295	60,543,303
Glenmark Pharmaceuticals Ltd.	1,567,626	20,053,095
Lupin Ltd.	2,505,979	55,093,942
Piramal Enterprises Ltd.	880,438	21,778,473

Security	Shares	Value
Sun Pharmaceuticals Industries Ltd.	10,914,853	$113,184,536

		349,020,231
ROAD & RAIL — 0.17%
Container Corp. of India Ltd.	375,811	6,423,749

		6,423,749
TEXTILES, APPAREL & LUXURY GOODS — 0.45%
Titan Co. Ltd.	3,523,006	16,650,255

		16,650,255
THRIFTS & MORTGAGE FINANCE — 10.19%
Housing Development Finance Corp. Ltd.	17,049,866	314,624,048
Indiabulls Housing Finance Ltd.	3,348,422	37,425,121
LIC Housing Finance Ltd.	3,375,912	27,836,289

		379,885,458
TOBACCO — 3.50%
ITC Ltd.	38,411,969	130,473,627

		130,473,627
TRANSPORTATION INFRASTRUCTURE — 1.02%
Adani Ports & Special Economic Zone Ltd.	9,392,195	38,131,936

		38,131,936
WIRELESS TELECOMMUNICATION SERVICES — 1.87%
Bharti Airtel Ltd.	11,330,647	53,732,424
Idea Cellular Ltd.	14,289,526	16,168,602

		69,901,026

TOTAL COMMON STOCKS
(Cost: $3,753,045,676)		3,724,217,555

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $3,753,045,676)[b]		3,724,217,555
Other Assets, Less Liabilities — 0.12%		4,605,426

NET ASSETS — 100.00%		$3,728,822,981

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $3,931,781,091. Net unrealized depreciation was $207,563,536, of which $201,970,611 represented gross unrealized appreciation on securities and $409,534,147 represented gross unrealized depreciation on securities.

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,724,217,555	$—	$—	$3,724,217,555

Total	$3,724,217,555	$—	$—	$3,724,217,555

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

AIR FREIGHT & LOGISTICS — 0.68%
Allcargo Logistics Ltd.	63,581	$164,969
Blue Dart Express Ltd.	4,928	342,435

		507,404
AIRLINES — 0.38%
Jet Airways India Ltd.[a]	24,068	139,646
SpiceJet Ltd.[a]	148,588	139,690

		279,336
AUTO COMPONENTS — 5.26%
Apollo Tyres Ltd.	239,120	666,891
Asahi India Glass Ltd.	60,092	152,624
Balkrishna Industries Ltd.	40,358	585,333
Ceat Ltd.	19,072	356,829
Exide Industries Ltd.	213,004	563,714
JK Tyre & Industries Ltd.	56,584	100,770
Mahindra CIE Automotive Ltd.[a]	94,336	271,298
Sundram Fasteners Ltd.	52,902	229,658
Tube Investments of India Ltd.	74,508	631,450
WABCO India Ltd.	4,736	351,957

		3,910,524
AUTOMOBILES — 0.88%
TVS Motor Co. Ltd.	119,065	650,736

		650,736
BANKS — 5.95%
Allahabad Bank[a]	148,827	151,003
Andhra Bank	141,240	106,989
Canara Bank Ltd.[a]	113,344	527,236
DCB Bank Ltd.[a]	147,049	240,073
Federal Bank Ltd.	1,291,803	1,336,173
Jammu & Kashmir Bank Ltd. (The)	200,564	178,152
Karnataka Bank Ltd. (The)	145,466	230,475
Karur Vysya Bank Ltd. (The)	254,540	311,254
Oriental Bank of Commerce	72,449	126,854
RBL Bank Ltd.[a,b]	92,576	491,965
State Bank of Bikaner & Jaipur	14,520	150,707
Syndicate Bank[a]	144,438	141,908
Union Bank of India	143,749	319,109
Vijaya Bank[a]	160,292	104,209

		4,416,107

Security	Shares	Value
BIOTECHNOLOGY — 0.90%
Biocon Ltd.	50,122	$671,330

		671,330
BUILDING PRODUCTS — 1.92%
Astral Polytechnik Ltd.	30,272	177,699
Blue Star Ltd.	23,936	172,223
Cera Sanitaryware Ltd.	3,269	98,993
Kajaria Ceramics Ltd.	66,088	515,195
Sintex Industries Ltd.	310,798	352,576
Somany Ceramics Ltd.	14,828	111,596

		1,428,282
CAPITAL MARKETS — 4.04%
Credit Analysis & Research Ltd.	18,467	372,664
CRISIL Ltd.	18,625	608,417
Edelweiss Financial Services Ltd.	345,293	512,777
IIFL Holdings Ltd.	132,333	511,070
JM Financial Ltd.	196,007	200,449
Motilal Oswal Financial Services Ltd.	35,600	279,395
Multi Commodity Exchange of India Ltd.	18,084	321,250
PTC India Financial Services Ltd.	136,664	77,967
Tata Investment Corp. Ltd.	13,908	116,457

		3,000,446
CHEMICALS — 7.80%
Aarti Industries	20,944	221,805
Advanced Enzyme Technologies Ltd.[a]	5,588	175,055
Akzo Nobel India Ltd.	11,737	244,466
Atul Ltd.	7,480	244,210
BASF India Ltd.	8,976	137,632
Bayer CropScience Ltd./India	8,888	531,048
Coromandel International Ltd.	73,111	282,088
Dhanuka Agritech Ltd.	12,306	129,354
EID Parry India Ltd.[a]	56,189	203,416
Finolex Industries Ltd.	31,240	201,546
Godrej Industries Ltd.	70,356	400,301
Gujarat Fluorochemicals Ltd.	27,131	193,467
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	61,556	194,788
Kansai Nerolac Paints Ltd.	135,169	685,334
Monsanto India Ltd.	4,346	144,258
PI Industries Ltd.	57,291	728,097
Rallis India Ltd.	48,444	144,414

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
SH Kelkar & Co. Ltd.[b]	35,904	$155,499
Sharda Cropchem Ltd.	22,397	140,176
Supreme Industries Ltd.	39,852	523,411
Vinati Organics Ltd.	12,716	110,582

		5,790,947
COMMUNICATIONS EQUIPMENT — 0.19%
Sterlite Technologies Ltd.	100,809	141,311

		141,311
CONSTRUCTION & ENGINEERING — 4.79%
Ashoka Buildcon Ltd.	46,360	99,223
Dilip Buildcon Ltd.[a]	33,924	120,508
Engineers India Ltd.	83,996	359,305
Gayatri Projects Ltd.	20,020	187,275
GE Power India Ltd.[a]	16,720	114,623
GMR Infrastructure Ltd.[a]	2,192,902	384,444
Hindustan Construction Co. Ltd.[a]	454,878	226,612
IRB Infrastructure Developers Ltd.	165,635	451,299
Kalpataru Power Transmission Ltd.	38,149	135,405
KEC International Ltd.	64,812	138,006
NCC Ltd./India	349,423	408,390
PNC Infratech Ltd.	62,920	101,069
Sadbhav Engineering Ltd.	87,922	353,299
Voltas Ltd.	103,974	479,776

		3,559,234
CONSTRUCTION MATERIALS — 3.24%
Century Textiles & Industries Ltd.	27,918	329,250
Dalmia Bharat Ltd.	22,308	528,768
HeidelbergCement India Ltd.[a]	55,880	93,271
India Cements Ltd. (The)	159,104	278,117
JK Cement Ltd.	17,644	187,436
JK Lakshmi Cement Ltd.	31,155	187,957
Orient Cement Ltd.	50,893	101,007
Prism Cement Ltd.[a]	125,566	171,337
Ramco Cements Ltd. (The)	59,400	529,532

		2,406,675
CONSUMER FINANCE — 2.98%
Bharat Financial Inclusion Ltd.[a]	27,464	296,712
Capital First Ltd.	23,375	193,269
Manappuram Finance Ltd.	431,744	485,680
Muthoot Finance Ltd.	99,774	441,593
Repco Home Finance Ltd.	31,733	278,230
Sundaram Finance Ltd.	27,855	519,914

		2,215,398

Security	Shares	Value
CONTAINERS & PACKAGING — 0.37%
Essel Propack Ltd.	38,764	$145,771
HSIL Ltd.	29,656	127,291

		273,062
DIVERSIFIED FINANCIAL SERVICES — 2.17%
IFCI Ltd.	613,063	209,134
L&T Finance Holdings Ltd.	439,667	573,920
Reliance Capital Ltd.	105,535	677,393
SREI Infrastructure Finance Ltd.	130,548	154,104

		1,614,551
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.87%
Himachal Futuristic Communications Ltd.[a]	385,792	71,298
Tata Communications Ltd.	59,592	572,814

		644,112
ELECTRIC UTILITIES — 2.37%
Adani Transmissions Ltd.[a]	172,720	146,985
CESC Ltd.	62,329	533,879
Reliance Infrastructure Ltd.	109,840	770,496
Torrent Power Ltd.	119,552	311,504

		1,762,864
ELECTRICAL EQUIPMENT — 3.04%
Amara Raja Batteries Ltd.	21,562	295,809
Crompton Greaves Ltd.[a]	360,206	406,784
Finolex Cables Ltd.	73,219	443,974
GE T&D India Ltd.	64,339	305,251
Schneider Electric Infrastructure Ltd.[a]	49,589	109,213
Suzlon Energy Ltd.[a]	2,362,407	510,799
V-Guard Industries Ltd.	74,800	187,740

		2,259,570
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Redington India Ltd.	271,436	388,225

		388,225
FOOD PRODUCTS — 2.06%
Balrampur Chini Mills Ltd.	115,633	206,943
CCL Products India Ltd.	17,096	63,715
Kaveri Seed Co. Ltd.[a]	28,512	172,991
KRBL Ltd.	75,819	300,179
McLeod Russel India Ltd.	45,144	98,896

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Tata Global Beverages Ltd.	310,112	$561,110
Zydus Wellness Ltd.	9,812	123,981

		1,527,815
GAS UTILITIES — 1.47%
Gujarat Gas Ltd.	34,760	277,449
Gujarat State Petronet Ltd.	142,208	325,972
Indraprastha Gas Ltd.	17,426	211,063
Mahanagar Gas Ltd.	24,596	276,381

		1,090,865
HEALTH CARE PROVIDERS & SERVICES — 0.98%
Fortis Healthcare Ltd.[a]	95,964	248,641
Max India Ltd.[a]	124,666	262,358
Narayana Hrudayalaya Ltd.[a]	43,136	217,542

		728,541
HOTELS, RESTAURANTS & LEISURE — 2.84%
Coffee Day Enterprises Ltd.[a,b]	42,988	131,792
Cox & Kings Ltd.	82,910	199,435
Delta Corp. Ltd.	57,040	95,707
EIH Ltd.	117,260	175,593
Indian Hotels Co. Ltd. (The)	413,318	615,609
Jubilant Foodworks Ltd.	37,840	508,816
Mahindra Holidays & Resorts India Ltd.	22,528	131,583
Thomas Cook India Ltd.	92,015	252,188

		2,110,723
HOUSEHOLD DURABLES — 3.02%
Bajaj Electricals Ltd.	24,906	81,123
Crompton Greaves Consumer Electricals Ltd.[a]	359,763	778,929
Johnson Controls-Hitachi Air Conditioning India Ltd.	6,766	139,830
LA Opala RG Ltd.	13,684	105,146
Symphony Ltd.	17,474	311,486
TTK Prestige Ltd.	2,938	221,954
Videocon Industries Ltd.[a]	88,792	134,974
Whirlpool of India Ltd.[a]	31,724	466,250

		2,239,692
HOUSEHOLD PRODUCTS — 0.47%
Eveready Industries India Ltd.	36,907	116,843
Jyothy Laboratories Ltd.	45,037	230,386

		347,229

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.73%
Adani Power Ltd.[a]	836,725	$350,831
PTC India Ltd.	186,384	194,692

		545,523
INDUSTRIAL CONGLOMERATES — 1.00%
Aditya Birla Nuvo Ltd.	32,634	603,249
Chennai Super Kings Cricket Ltd.[a]	206,787	6,797
Jaiprakash Associates Ltd.[a]	1,124,224	133,037

		743,083
INSURANCE — 0.35%
Max Financial Services Ltd.	33,487	261,271

		261,271
INTERNET & DIRECT MARKETING RETAIL — 0.31%
Infibeam Incorporation Ltd.[a]	13,288	231,762

		231,762
INTERNET SOFTWARE & SERVICES — 1.39%
Info Edge India Ltd.	63,101	827,470
Just Dial Ltd.[a]	36,290	201,255

		1,028,725
IT SERVICES — 3.91%
eClerx Services Ltd.	21,328	467,509
Hexaware Technologies Ltd.	94,649	284,712
MindTree Ltd.	105,177	733,484
Mphasis Ltd.	76,780	590,862
Persistent Systems Ltd.	41,200	366,773
Polaris Consulting & Services Ltd./India[a]	1,194	2,757
Rolta India Ltd.[a]	13,305	10,244
Vakrangee Ltd.	110,852	447,545

		2,903,886
LIFE SCIENCES TOOLS & SERVICES — 0.10%
Dishman Pharmaceuticals & Chemicals Ltd.	20,880	72,082

		72,082
MACHINERY — 3.87%
AIA Engineering Ltd.	34,496	672,670
BEML Ltd.	10,516	129,520
Carborundum Universal Ltd.	45,705	178,115
Escorts Ltd.	51,503	242,809

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Force Motors Ltd.	3,344	$197,932
Greaves Cotton Ltd.	60,808	111,935
Ingersoll-Rand India Ltd.	7,832	78,910
ISGEC Heavy Engineering Ltd.	1,804	119,058
Jain Irrigation Systems Ltd.	301,052	395,178
Lakshmi Machine Works Ltd.	2,860	162,832
Texmaco Rail & Engineering Ltd.	53,214	83,340
Thermax Ltd.	29,862	363,432
Timken India Ltd.	16,808	137,376

		2,873,107
MARINE — 0.11%
Shipping Corp. of India Ltd.[a]	94,952	81,567

		81,567
MEDIA — 3.16%
DEN Networks Ltd.[a]	25,452	23,240
Dish TV India Ltd.[a]	389,918	519,234
Inox Leisure Ltd.[a]	32,877	106,174
Jagran Prakashan Ltd.[a]	87,956	225,322
PVR Ltd.	24,420	410,009
SITI Networks Ltd.[a]	233,992	124,433
Sun TV Network Ltd.	98,736	679,118
TV18 Broadcast Ltd.[a]	468,908	262,716

		2,350,246
METALS & MINING — 0.72%
Jindal Steel & Power Ltd.[a]	333,080	343,547
MOIL Ltd.	35,244	193,652

		537,199
MULTILINE RETAIL — 0.41%
Future Retail Ltd.[a]	121,990	219,389
Shoppers Stop Ltd.	20,549	88,577

		307,966
OIL, GAS & CONSUMABLE FUELS — 1.22%
Aegis Logistics Ltd.	82,632	180,055
Chennai Petroleum Corp. Ltd.	37,312	152,003
Great Eastern Shipping Co. Ltd. (The)	85,096	451,469
Gujarat Mineral Development Corp. Ltd.	79,539	123,523

		907,050
PAPER & FOREST PRODUCTS — 0.33%
Century Plyboards India Ltd.	55,419	147,112
Greenply Industries Ltd.	24,678	94,279

		241,391

Security	Shares	Value
PERSONAL PRODUCTS — 0.93%
Bajaj Corp. Ltd.	46,306	$248,920
Gillette India Ltd.	6,826	438,526

		687,446
PHARMACEUTICALS — 8.02%
Ajanta Pharma Ltd.	22,064	611,645
Alembic Pharmaceuticals Ltd.	47,476	459,092
AstraZeneca Pharma India Ltd.[a]	6,116	84,834
FDC Ltd./India	44,044	140,853
Granules India Ltd.	53,521	85,697
Indoco Remedies Ltd.	23,452	88,345
Ipca Laboratories Ltd.[a]	46,156	391,776
JB Chemicals & Pharmaceuticals Ltd.	20,812	107,132
Jubilant Life Sciences Ltd.	66,498	684,566
Marksans Pharma Ltd.	207,064	134,163
Natco Pharma Ltd.	58,188	513,286
Pfizer Ltd./India	11,535	308,922
Sanofi India Ltd.	5,808	378,608
Sequent Scientific Ltd.[a]	86,760	143,673
Shilpa Medicare Ltd.	22,907	227,066
Strides Shasun Ltd.	45,681	731,041
Sun Pharma Advanced Research Co. Ltd.[a]	64,771	302,616
Suven Life Sciences Ltd.	46,447	123,227
Unichem Laboratories Ltd.	37,181	146,010
Wockhardt Ltd.	29,097	298,116

		5,960,668
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.77%
Godrej Properties Ltd.[a]	54,224	238,130
Housing Development & Infrastructure Ltd.[a]	264,308	239,213
Indiabulls Real Estate Ltd.[a]	186,674	191,041
Oberoi Realty Ltd.	88,756	370,654
Sobha Ltd.	40,818	152,302
Unitech Ltd.[a]	1,636,996	119,578

		1,310,918
ROAD & RAIL — 0.13%
VRL Logistics Ltd.	23,100	92,806

		92,806
SOFTWARE — 1.82%
Cyient Ltd.	76,346	553,838
KPIT Technologies Ltd.	155,643	299,921

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
NIIT Technologies Ltd.	31,240	$194,061
Tata Elxsi Ltd.	7,791	144,440
Zensar Technologies Ltd.	11,099	163,009

		1,355,269
SPECIALTY RETAIL — 0.34%
PC Jeweller Ltd.	47,168	253,932

		253,932
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.04%
Ricoh India Ltd.[a]	9,870	30,901

		30,901
TEXTILES, APPAREL & LUXURY GOODS — 6.09%
Aditya Birla Fashion and Retail Ltd.[a]	192,687	392,840
Arvind Ltd.	132,114	701,691
Bata India Ltd.	32,106	195,055
Himatsingka Seide Ltd.	25,212	104,533
Indo Count Industries Ltd.	49,060	111,883
Kitex Garments Ltd.	11,616	68,008
KPR Mill Ltd.	18,392	161,151
Page Industries Ltd.	5,720	1,115,877
Rajesh Exports Ltd.	92,547	629,992
Raymond Ltd.	25,388	188,809
SRF Ltd.	14,451	332,505
Vardhman Textiles Ltd.	15,884	256,062
Welspun India Ltd.	263,604	268,229

		4,526,635
THRIFTS & MORTGAGE FINANCE — 1.55%
Can Fin Homes Ltd.	6,600	163,219
Dewan Housing Finance Corp. Ltd.	152,284	570,657
GRUH Finance Ltd.	91,300	417,692

		1,151,568
TOBACCO — 0.24%
Godfrey Phillips India Ltd.	12,980	176,157

		176,157

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Adani Enterprises Ltd.	170,239	$169,247
Kushal Tradelink Ltd.	29,700	152,950

		322,197
TRANSPORTATION INFRASTRUCTURE — 0.81%
Gateway Distriparks Ltd.	79,232	273,468
Gujarat Pipavav Port Ltd.	114,935	234,407
Navkar Corp. Ltd.[a,b]	35,728	91,344

		599,219
WATER UTILITIES — 0.27%
VA Tech Wabag Ltd.	27,764	201,328

		201,328
WIRELESS TELECOMMUNICATION SERVICES — 0.68%
Reliance Communications Ltd.[a]	910,360	502,069

		502,069

TOTAL COMMON STOCKS
(Cost: $69,168,713)		74,220,950

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $69,168,713)[c]		74,220,950
Other Assets, Less Liabilities — 0.08%		60,734

NET ASSETS — 100.00%		$74,281,684

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The cost of investments for federal income tax purposes was $71,808,042. Net unrealized appreciation was $2,412,908, of which $9,559,129 represented gross unrealized appreciation on securities and $7,146,221 represented gross unrealized depreciation on securities.

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$74,183,252	$37,698	$—	$74,220,950

Total	$74,183,252	$37,698	$—	$74,220,950

94

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.87%

AIRLINES — 0.10%
Garuda Indonesia Persero Tbk PTa	17,096,700	$481,899

		481,899
AUTOMOBILES — 9.89%
Astra International Tbk PT	88,003,430	49,026,076

		49,026,076
BANKS — 29.73%
Bank Bukopin Tbk	15,793,299	745,819
Bank Central Asia Tbk PT	53,595,058	56,551,140
Bank Danamon Indonesia Tbk PT	14,594,460	3,499,871
Bank Mandiri Persero Tbk PT	40,579,080	31,439,243
Bank Negara Indonesia Persero Tbk PT	32,436,058	12,385,656
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	10,561,736	1,207,946
Bank Pembangunan Daerah Jawa Timur Tbk PT	13,143,400	489,756
Bank Rakyat Indonesia Persero Tbk PT	48,264,272	38,817,972
Bank Tabungan Negara Persero Tbk PT	18,437,126	2,244,697

		147,382,100
BUILDING PRODUCTS — 0.18%
Arwana Citramulia Tbk PT	20,811,200	882,969

		882,969
CAPITAL MARKETS — 0.38%
Kresna Graha Investama PT Tbk[a]	53,765,300	1,912,184

		1,912,184
CONSTRUCTION & ENGINEERING — 2.47%
Adhi Karya Persero Tbk PT	7,759,110	1,093,518
Pembangunan Perumahan Persero Tbk PT	10,534,600	3,303,601
Sitara Propertindo Tbk PTa	19,729,800	953,552
Surya Semesta Internusa Tbk PT	14,307,374	543,685
Waskita Karya Persero Tbk PT	20,667,900	3,888,814
Wijaya Karya Persero Tbk PT	13,663,270	2,449,861

		12,233,031
CONSTRUCTION MATERIALS — 3.85%
Indocement Tunggal Prakarsa Tbk PT	6,403,444	7,548,055

Security	Shares	Value
PT Holcim Indonesia Tbk	6,749,900	$460,702
PT Wijaya Karya Beton Tbk	11,401,700	677,245
Semen Baturaja Persero TBK PT	10,363,900	1,980,631
Semen Indonesia Persero Tbk PT	12,897,355	8,445,971

		19,112,604
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.67%
Inovisi Infracom Tbk PTa	9,476,400	—
Link Net Tbk PT	4,636,500	1,693,465
Telekomunikasi Indonesia Persero Tbk PT	219,118,090	61,115,394

		62,808,859
FOOD & STAPLES RETAILING — 0.12%
Matahari Putra Prima Tbk PT	4,683,500	587,489

		587,489
FOOD PRODUCTS — 6.78%
Charoen Pokphand Indonesia Tbk PT	32,090,725	7,458,829
Eagle High Plantations Tbk PTa	41,023,852	623,569
Indofood CBP Sukses Makmur Tbk PT	10,143,854	6,474,402
Indofood Sukses Makmur Tbk PT	19,090,730	10,670,524
Japfa Comfeed Indonesia Tbk PT	19,863,600	2,447,682
Nippon Indosari Corpindo Tbk PT	6,625,700	718,670
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	13,367,100	1,790,171
PT Bisi International Tbk	6,537,700	880,377
Salim Ivomas Pratama Tbk PT	13,935,800	529,566
Sawit Sumbermas Sarana Tbk PT	8,307,800	839,822
Tiga Pilar Sejahtera Food Tbk[a]	8,414,300	1,161,021

		33,594,633
GAS UTILITIES — 1.87%
Perusahaan Gas Negara Persero Tbk PT	47,437,607	9,275,754

		9,275,754
HEALTH CARE PROVIDERS & SERVICES — 0.24%
Siloam International Hospitals Tbk PTa	1,529,800	1,185,235

		1,185,235
HOUSEHOLD PRODUCTS — 4.01%
Sekawan Intipratama Tbk PTa	30,572,100	18,047

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

November 30, 2016

Security	Shares	Value
Unilever Indonesia Tbk PT	6,634,904	19,839,844

		19,857,891
INSURANCE — 0.15%
Panin Financial Tbk PTa	55,674,478	751,775

		751,775
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	—

		0
MEDIA — 1.87%
Global Mediacom Tbk PT	27,641,800	1,203,369
Media Nusantara Citra Tbk PT	21,742,500	2,783,489
Surya Citra Media Tbk PT	25,440,400	4,711,707
Visi Media Asia Tbk PTa	28,610,600	561,551

		9,260,116
METALS & MINING — 0.97%
Aneka Tambang Persero Tbk PTa	36,601,054	2,619,666
Krakatau Steel Persero Tbk PTa	16,720,593	1,042,531
Timah Persero Tbk PT	12,979,280	1,154,033

		4,816,230
MULTILINE RETAIL — 2.95%
Matahari Department Store Tbk PT	10,727,000	11,397,809
Mitra Adiperkasa Tbk PTa	3,254,500	1,266,740
Multipolar Tbk PTa	30,735,943	752,948
Ramayana Lestari Sentosa Tbk PT	13,911,700	1,221,540

		14,639,037
OIL, GAS & CONSUMABLE FUELS — 4.85%
Adaro Energy Tbk PT	62,596,439	7,066,781
Indo Tambangraya Megah Tbk PT	1,721,380	2,032,251
Sugih Energy Tbk PTa	119,120,611	1,002,011
Tambang Batubara Bukit Asam Persero Tbk PT	3,008,050	2,619,073
United Tractors Tbk PT	7,298,696	11,309,546

		24,029,662
PERSONAL PRODUCTS — 0.11%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	13,216,800	531,500

		531,500

Security	Shares	Value
PHARMACEUTICALS — 2.05%
Kalbe Farma Tbk PT	91,727,385	$10,152,450

		10,152,450
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.01%
Agung Podomoro Land Tbk PTa	22,579,400	393,192
Alam Sutera Realty Tbk PTa	42,809,116	1,200,329
Bumi Serpong Damai Tbk PT	33,489,622	4,200,875
Ciputra Development Tbk PT	46,966,613	4,678,467
Hanson International Tbk PTa	291,118,935	3,608,779
Intiland Development Tbk PT	27,109,220	1,000,156
Kawasan Industri Jababeka Tbk PTa	67,494,770	1,434,311
Lippo Cikarang Tbk PTa	1,822,300	736,181
Lippo Karawaci Tbk PT	80,308,262	4,533,172
Modernland Realty Tbk PTa	35,517,018	917,245
Pakuwon Jati Tbk PT	104,000,177	5,256,604
PP Properti Tbk PT	20,788,700	2,216,541
Summarecon Agung Tbk PT	43,928,458	4,586,517

		34,762,369
SPECIALTY RETAIL — 0.43%
Ace Hardware Indonesia Tbk PT	33,591,179	2,143,986

		2,143,986
TEXTILES, APPAREL & LUXURY GOODS — 0.13%
Sri Rejeki Isman Tbk PT	36,299,400	642,823

		642,823
TOBACCO — 4.31%
Gudang Garam Tbk PT	2,091,442	10,030,897
Hanjaya Mandala Sampoerna Tbk PT	40,463,500	11,345,604

		21,376,501
TRADING COMPANIES & DISTRIBUTORS — 0.78%
AKR Corporindo Tbk PT	7,811,300	3,847,292

		3,847,292
TRANSPORTATION INFRASTRUCTURE — 0.55%
Jasa Marga Persero Tbk PT	8,868,300	2,715,620

		2,715,620

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

November 30, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 1.42%
Tower Bersama Infrastructure Tbk PT	10,432,500	$4,272,302
XL Axiata Tbk PTa	16,279,300	2,762,766

		7,035,068

TOTAL COMMON STOCKS
(Cost: $601,386,632)		495,045,153

RIGHTS — 0.01%

HEALTH CARE PROVIDERS & SERVICES — 0.01%
Siloam International Hospitals Tbk PTa	189,913	21,020

		21,020
TRANSPORTATION INFRASTRUCTURE — 0.00%
Jasa Marga Persero Tbk PTa	601,508	11,096

		11,096

TOTAL RIGHTS
(Cost: $0)		32,116

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	31,962	$31,962

		31,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,962)		31,962

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $601,418,594)[d]		495,109,231
Other Assets, Less Liabilities — 0.11%		567,316

NET ASSETS — 100.00%		$495,676,547

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $607,654,980. Net unrealized depreciation was $112,545,749, of which $2,968,717 represented gross unrealized appreciation on securities and $115,514,466 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$494,025,095	$1,002,011	$18,047	$495,045,153
Rights	—	32,116	—	32,116
Money market funds	31,962	—	—	31,962

Total	$494,057,057	$1,034,127	$18,047	$495,109,231

97

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

AIRLINES — 4.22%
Ryanair Holdings PLC ADR[a]	50,354	$4,020,264

		4,020,264
BANKS — 6.61%
Bank of Ireland[a]	18,705,532	3,988,407
Permanent TSB Group Holdings PLC[a]	844,711	2,302,898

		6,291,305
BEVERAGES — 2.90%
C&C Group PLC	747,161	2,757,414

		2,757,414
BUILDING PRODUCTS — 4.93%
Kingspan Group PLC	175,406	4,688,980

		4,688,980
CONSTRUCTION MATERIALS — 22.47%
CRH PLC	640,144	21,387,139

		21,387,139
CONTAINERS & PACKAGING — 4.66%
Smurfit Kappa Group PLC	194,487	4,435,703

		4,435,703
DIVERSIFIED FINANCIAL SERVICES — 0.19%
IFG Group PLC	103,593	181,321

		181,321
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.27%
Green REIT PLC	1,849,229	2,520,735
Hibernia REIT PLC	1,938,047	2,401,268
Irish Residential Properties REIT PLC	1,619,757	1,994,874

		6,916,877
FOOD & STAPLES RETAILING — 1.13%
Fyffes PLC	302,048	467,802
Total Produce PLC	328,724	607,105

		1,074,907
FOOD PRODUCTS — 18.56%
Glanbia PLC	256,352	4,346,931
Kerry Group PLC Class A	175,022	12,407,878
Origin Enterprises PLC	142,768	912,021

		17,666,830

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.01%
UDG Healthcare PLC	465,009	$3,819,959

		3,819,959
HOTELS, RESTAURANTS & LEISURE — 12.17%
Dalata Hotel Group PLC[a]	527,689	2,465,237
Paddy Power Betfair PLC	87,322	9,124,169

		11,589,406
INSURANCE — 0.19%
FBD Holdings PLC[a]	27,862	177,927

		177,927
INTERNET SOFTWARE & SERVICES — 0.27%
Datalex PLC	69,800	255,451

		255,451
LIFE SCIENCES TOOLS & SERVICES — 4.49%
ICON PLC[a]	56,554	4,277,745

		4,277,745
MARINE — 2.30%
Irish Continental Group PLC	494,445	2,192,440

		2,192,440
PROFESSIONAL SERVICES — 0.13%
CPL Resources PLC	23,234	125,698

		125,698
SPECIALTY RETAIL — 0.16%
Applegreen PLC[a]	33,749	153,944

		153,944
TRADING COMPANIES & DISTRIBUTORS — 3.29%
Grafton Group PLC	472,383	3,128,036

		3,128,036

TOTAL COMMON STOCKS
(Cost: $104,221,324)		95,141,346

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	1,206	$1,206

		1,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,206)		1,206

Value
TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $104,222,530)[d]	$95,142,552
Other Assets, Less Liabilities — 0.05%	47,376

NET ASSETS — 100.00%	$95,189,928

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $105,163,619. Net unrealized depreciation was $10,021,067, of which $5,053,458 represented gross unrealized appreciation on securities and $15,074,525 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$95,141,346	$—	$—	$95,141,346
Money market funds	1,206	—	—	1,206

Total	$95,142,552	$—	$—	$95,142,552

99

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AIR FREIGHT & LOGISTICS — 1.82%
Freightways Ltd.	487,363	$2,314,468

		2,314,468
AIRLINES — 2.17%
Air New Zealand Ltd.	1,803,402	2,761,023

		2,761,023
CONSTRUCTION MATERIALS — 11.04%
Fletcher Building Ltd.	1,929,143	14,056,633

		14,056,633
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.03%
Chorus Ltd.	1,267,139	3,538,704
Spark New Zealand Ltd.	5,067,726	13,056,937

		16,595,641
ELECTRIC UTILITIES — 13.04%
Contact Energy Ltd.	1,902,959	6,339,443
Genesis Energy Ltd.	1,624,328	2,337,187
Infratil Ltd.	1,693,844	3,349,665
Mercury NZ Ltd.	2,149,521	4,585,978

		16,612,273
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.19%
Argosy Property Ltd.	2,653,273	1,974,672
Goodman Property Trust	3,287,014	2,842,400
Kiwi Property Group Ltd.	3,928,533	4,065,435
Precinct Properties New Zealand Ltd.	3,325,262	2,816,551

		11,699,058
FOOD PRODUCTS — 3.08%
a2 Milk Co. Ltd.[a,b]	2,245,883	3,916,030

		3,916,030
HEALTH CARE EQUIPMENT & SUPPLIES — 7.02%
Fisher & Paykel Healthcare Corp. Ltd.	1,542,099	8,941,067

		8,941,067
HEALTH CARE PROVIDERS & SERVICES — 7.87%
Metlifecare Ltd.	463,805	1,850,835
Ryman Healthcare Ltd.	952,882	5,909,775

Security	Shares	Value
Summerset Group Holdings Ltd.	657,074	$2,263,468

		10,024,078
HEALTH CARE TECHNOLOGY — 0.22%
Orion Health Group Ltd.[a]	216,200	275,837

		275,837
HOTELS, RESTAURANTS & LEISURE — 3.96%
SKYCITY Entertainment Group Ltd.	1,802,549	5,046,705

		5,046,705
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.56%
Meridian Energy Ltd.	3,186,320	5,804,252

		5,804,252
INTERNET & DIRECT MARKETING RETAIL — 3.27%
Trade Me Group Ltd.	1,235,463	4,168,314

		4,168,314
MEDIA — 3.22%
Sky Network Television Ltd.	1,209,123	4,105,157

		4,105,157
OIL, GAS & CONSUMABLE FUELS — 4.89%
New Zealand Refining Co. Ltd. (The)	599,478	1,096,268
Z Energy Ltd.	1,027,518	5,134,549

		6,230,817
SOFTWARE — 2.37%
Xero Ltd.[a,b]	238,856	3,016,947

		3,016,947
TRANSPORTATION INFRASTRUCTURE — 9.01%
Auckland International Airport Ltd.	2,630,944	11,477,926

		11,477,926

TOTAL COMMON STOCKS
(Cost: $133,505,030)		127,046,226

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	4,007,176	$4,008,379
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	14,531	14,531

		4,022,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,022,198)		4,022,910

TOTAL INVESTMENTS IN SECURITIES — 102.92%
(Cost: $137,527,228)[f]		131,069,136
Other Assets, Less Liabilities — (2.92)%		(3,722,768)

NET ASSETS — 100.00%		$127,346,368

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $139,768,347. Net unrealized depreciation was $8,699,211, of which $2,574,988 represented gross unrealized appreciation on securities and $11,274,199 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$127,046,226	$—	$—	$127,046,226
Money market funds	4,022,910	—	—	4,022,910

Total	$131,069,136	$—	$—	$131,069,136

101

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.68%

AIRLINES — 0.91%
Norwegian Air Shuttle ASA[a,b]	8,699	$272,011

		272,011
AUTO COMPONENTS — 0.38%
Kongsberg Automotive ASA[a]	165,958	112,092

		112,092
BANKS — 14.60%
DNB ASA	252,725	3,722,678
Skandiabanken ASA[a,c]	15,212	123,295
Sparebank 1 Nord Norge	34,695	209,886
SpareBank 1 SMN	40,313	291,226

		4,347,085
CHEMICALS — 5.52%
Borregaard ASA	32,317	326,467
Yara International ASA	35,563	1,315,887

		1,642,354
CONSUMER FINANCE — 0.23%
B2Holding ASA[a]	39,587	68,589

		68,589
DIVERSIFIED FINANCIAL SERVICES — 1.07%
Aker ASA Class A	8,600	320,234

		320,234
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.59%
Telenor ASA	193,169	2,854,485

		2,854,485
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
IDEX ASA[a]	139,014	99,609

		99,609
ENERGY EQUIPMENT & SERVICES — 8.50%
Akastor ASA[a,b]	76,108	110,857
Aker Solutions ASA[a]	51,583	232,007
BW Offshore Ltd.[a]	1,070,321	49,033
Ocean Yield ASA	21,661	174,293
Petroleum Geo-Services ASA[a,b]	71,784	209,960
Seadrill Ltd.[a,b]	104,436	290,129
Subsea 7 SAa,b	74,749	872,773
TGS Nopec Geophysical Co. ASA	30,141	592,329

		2,531,381

Security	Shares	Value
FOOD PRODUCTS — 16.76%
Austevoll Seafood ASA	29,095	$273,412
Bakkafrost P/F	11,579	488,287
Leroy Seafood Group ASA	9,002	499,104
Marine Harvest ASA	75,494	1,357,680
Norway Royal Salmon ASA	2,853	66,691
Orkla ASA	205,051	1,828,156
Salmar ASA	15,177	476,000

		4,989,330
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.34%
Scatec Solar ASA[b,c]	25,459	101,081

		101,081
INSURANCE — 5.90%
Gjensidige Forsikring ASA	56,171	898,667
Protector Forsikring ASA[b]	20,794	174,644
Storebrand ASA[a]	130,484	682,067

		1,755,378
INTERNET SOFTWARE & SERVICES — 0.85%
Opera Software ASA[a]	36,637	253,911

		253,911
IT SERVICES — 0.79%
Atea ASA	25,814	236,515

		236,515
MACHINERY — 0.39%
Hexagon Composites ASA[a,b]	35,856	115,826

		115,826
MARINE — 1.05%
Golden Ocean Group Ltd.[a,b]	24,602	106,636
Stolt-Nielsen Ltd.	9,853	117,475
Wilh Wilhelmsen ASA	26,275	87,345

		311,456
MEDIA — 2.98%
Schibsted ASA	19,410	419,065
Schibsted ASA Class B	23,067	468,214

		887,279
METALS & MINING — 4.42%
Norsk Hydro ASA	279,297	1,316,902

		1,316,902
MULTILINE RETAIL — 0.53%
Europris ASA[c]	36,719	156,569

		156,569

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 20.60%
Aker BP ASA	30,906	$502,445
BW LPG Ltd.[b,c]	28,309	90,781
DNO ASA[a,b]	212,005	184,284
Frontline Ltd./Bermuda[b]	24,214	173,503
Hoegh LNG Holdings Ltd.[b]	16,199	169,351
Statoil ASA	292,417	5,011,500

		6,131,864
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.61%
Entra ASA[c]	27,839	287,770
Norwegian Property ASA	72,746	88,015
Selvaag Bolig ASA	21,466	103,382

		479,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.82%
Nordic Semiconductor ASA[a,b]	41,126	165,699
REC Silicon ASA[a,b]	729,855	79,732

		245,431
SPECIALTY RETAIL — 1.17%
XXL ASA[c]	29,412	348,944

		348,944
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.34%
Thin Film Electronics ASA[a,b]	225,242	101,335

		101,335

TOTAL COMMON STOCKS
(Cost: $34,949,112)		29,678,828

Security	Shares	Value
SHORT-TERM INVESTMENTS — 9.97%

MONEY MARKET FUNDS — 9.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	2,952,262	$2,953,147
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	14,985	14,985

		2,968,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,967,532)		2,968,132

TOTAL INVESTMENTS IN SECURITIES — 109.65% (Cost: $37,916,644)[g]		32,646,960
Other Assets, Less Liabilities — (9.65)%		(2,874,473)

NET ASSETS — 100.00%		$29,772,487

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $40,294,171. Net unrealized depreciation was $7,647,211, of which $1,360,162 represented gross unrealized appreciation on securities and $9,007,373 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,678,828	$—	$—	$29,678,828
Money market funds	2,968,132	—	—	2,968,132

Total	$32,646,960	$—	$—	$32,646,960

103

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.47%

AIRLINES — 0.82%
Cebu Air Inc.	553,380	$1,130,573

		1,130,573
BANKS — 11.92%
Bank of the Philippine Islands	1,837,559	3,325,564
BDO Unibank Inc.	4,192,456	9,442,089
Metropolitan Bank & Trust Co.	1,662,116	2,506,710
Rizal Commercial Banking Corp.	274,758	196,690
Security Bank Corp.	288,510	1,052,978

		16,524,031
CHEMICALS — 1.08%
D&L Industries Inc.	6,611,300	1,502,266

		1,502,266
CONSTRUCTION MATERIALS — 0.94%
CEMEX Holdings Philippines Inc.[a,b]	6,090,000	1,302,988

		1,302,988
DIVERSIFIED FINANCIAL SERVICES — 13.08%
Ayala Corp.	633,548	9,249,062
GT Capital Holdings Inc.	202,035	4,708,598
Metro Pacific Investments Corp.	33,434,300	4,168,362

		18,126,022
ELECTRIC UTILITIES — 0.56%
First Philippine Holdings Corp.	577,609	772,391

		772,391
FOOD & STAPLES RETAILING — 0.72%
Cosco Capital Inc.	5,826,500	991,196

		991,196
FOOD PRODUCTS — 5.93%
Century Pacific Food Inc.	1,813,400	623,550
Universal Robina Corp.	2,223,630	7,596,918

		8,220,468
HOTELS, RESTAURANTS & LEISURE — 5.28%
Bloomberry Resorts Corp.[b]	9,933,965	1,274,456
Jollibee Foods Corp.	1,112,263	4,826,591
Max’s Group Inc.	731,500	378,032
Melco Crown Philippines Resorts Corp.[b]	4,473,700	368,835
Premium Leisure Corp.	20,556,000	475,355

		7,323,269

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.73%
Aboitiz Power Corp.	3,800,615	$3,278,632
Energy Development Corp.	24,073,520	2,463,990
First Gen Corp.	3,299,437	1,446,365
Lopez Holdings Corp.	4,808,650	752,288

		7,941,275
INDUSTRIAL CONGLOMERATES — 20.57%
Aboitiz Equity Ventures Inc.	4,418,720	6,508,571
Alliance Global Group Inc.	5,408,139	1,413,751
DMCI Holdings Inc.	10,410,600	2,826,123
JG Summit Holdings Inc.	7,317,882	10,043,142
SM Investments Corp.	615,281	7,720,397

		28,511,984
MEDIA — 0.55%
ABS-CBN Holdings Corp. PDR	850,330	757,483

		757,483
METALS & MINING — 0.36%
Nickel Asia Corp.	3,005,900	499,271

		499,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.78%
Ayala Land Inc.	18,776,040	12,421,711
DoubleDragon Properties Corp.[b]	1,719,000	1,520,933
Filinvest Land Inc.	25,302,590	880,223
Megaworld Corp.	29,242,700	2,163,948
Robinsons Land Corp.	4,248,100	2,199,650
SM Prime Holdings Inc.	21,178,835	11,285,725
Vista Land & Lifescapes Inc.	11,000,600	1,106,033

		31,578,223
SOFTWARE — 0.16%
Xurpas Inc.	1,164,300	227,101

		227,101
TRANSPORTATION INFRASTRUCTURE — 1.38%
International Container Terminal Services Inc.	1,313,150	1,906,484

		1,906,484
WATER UTILITIES — 1.37%
Manila Water Co. Inc.	3,170,929	1,900,134

		1,900,134

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 6.24%
Globe Telecom Inc.	85,165	$2,500,320
PLDT Inc.	241,597	6,150,447

		8,650,767

TOTAL COMMON STOCKS
(Cost: $180,844,951)		137,865,926

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	44,991	44,991

		44,991

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,991)		44,991

TOTAL INVESTMENTS IN SECURITIES — 99.50% (Cost: $180,889,942)[e]		137,910,917
Other Assets, Less Liabilities — 0.50%		692,240

NET ASSETS — 100.00%		$138,603,157

PDR  —  Philippine Depositary Receipt

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $183,358,533. Net unrealized depreciation was $45,447,616, of which $260,559 represented gross unrealized appreciation on securities and $45,708,175 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$137,865,926	$—	$—	$137,865,926
Money market funds	44,991	—	—	44,991

Total	$137,910,917	$—	$—	$137,910,917

105

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

BANKS — 31.74%
Alior Bank SAa	295,307	$3,145,348
Bank Handlowy w Warszawie SA	113,904	1,828,637
Bank Millennium SAa	1,724,203	2,179,906
Bank Pekao SA	475,709	13,413,200
Bank Zachodni WBK SA	98,469	6,871,842
Getin Noble Bank SAa,b	1,585,297	446,238
mBank SAa	49,027	3,795,103
Powszechna Kasa Oszczednosci Bank Polski SA	2,654,606	16,185,811

		47,866,085
CAPITAL MARKETS — 0.63%
Warsaw Stock Exchange	107,521	953,109

		953,109
CHEMICALS — 3.66%
Ciech SA	96,658	1,290,987
Grupa Azoty SA	151,766	2,226,502
Synthos SAa	1,912,415	1,998,158

		5,515,647
CONSTRUCTION & ENGINEERING — 1.34%
Budimex SA	41,300	2,022,612

		2,022,612
CONSUMER FINANCE — 1.48%
KRUK SAb	45,678	2,233,750

		2,233,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.62%
Netia SAb	1,018,254	1,141,636
Orange Polska SA	2,184,128	2,808,280

		3,949,916
ELECTRIC UTILITIES — 7.23%
Enea SAa,b	761,764	1,689,962
Energa SAb	700,469	1,328,402
PGE Polska Grupa Energetyczna SA	2,539,487	5,621,698
Tauron Polska Energia SAa	3,575,106	2,260,000

		10,900,062

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.74%
Eurocash SA	281,928	$2,617,487

		2,617,487
HEALTH CARE PROVIDERS & SERVICES — 0.24%
Neuca SA	4,087	365,505

		365,505
INSURANCE — 7.85%
Powszechny Zaklad Ubezpieczen SA	1,677,355	11,831,774

		11,831,774
MEDIA — 2.46%
Cyfrowy Polsat SAa,b	644,792	3,714,585

		3,714,585
METALS & MINING — 8.68%
Boryszew SAa,b	471,468	899,737
Jastrzebska Spolka Weglowa SAa,b	205,326	4,054,552
KGHM Polska Miedz SA	390,307	8,133,782

		13,088,071
OIL, GAS & CONSUMABLE FUELS — 18.22%
Grupa Lotos SAa,b	321,418	2,828,476
Lubelski Wegiel Bogdanka SAa,b	44,452	737,076
Polski Koncern Naftowy ORLEN SA	970,876	17,705,769
Polskie Gornictwo Naftowe i Gazownictwo SA	5,259,949	6,210,982

		27,482,303
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.10%
Globe Trade Centre SAa,b	870,248	1,662,835

		1,662,835
ROAD & RAIL — 0.85%
PKP Cargo SAa,b	111,947	1,281,820

		1,281,820
SOFTWARE — 3.83%
Asseco Poland SA	252,096	3,162,588
CD Projekt SAa	230,031	2,617,998

		5,780,586

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 6.09%
CCC SA	81,148	$3,852,161
LPP SAb	3,869	5,325,534

		9,177,695

TOTAL COMMON STOCKS
(Cost: $252,622,359)		150,443,842

SHORT-TERM INVESTMENTS — 11.76%

MONEY MARKET FUNDS — 11.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[c,d,e]	17,698,431	17,703,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[c,d]	30,472	30,472

		17,734,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,729,237)		17,734,213

TOTAL INVESTMENTS IN SECURITIES — 111.52% (Cost: $270,351,596)[f]		168,178,055
Other Assets, Less Liabilities — (11.52)%		(17,375,100)

NET ASSETS — 100.00%		$150,802,955

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $280,830,996. Net unrealized depreciation was $112,652,941, of which $1,958,064 represented gross unrealized appreciation on securities and $114,611,005 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$150,443,842	$—	$—	$150,443,842
Money market funds	17,734,213	—	—	17,734,213

Total	$168,178,055	$—	$—	$168,178,055

107

Schedule of Investments (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.93%

BANKS — 42.68%
Commercial Bank QSC (The)	166,500	$1,508,980
Doha Bank QSC	145,928	1,346,584
Masraf Al Rayan QSC	315,204	2,925,930
Qatar First Bank[a]	153,751	414,653
Qatar International Islamic Bank QSC	48,324	808,231
Qatar Islamic Bank SAQ	64,973	1,773,678
Qatar National Bank SAQ	199,079	8,140,960

		16,919,016
CONSTRUCTION MATERIALS — 3.05%
Qatar National Cement Co. QSC	22,597	508,886
Qatari Investors Group QSC	47,684	700,619

		1,209,505
DIVERSIFIED FINANCIAL SERVICES — 1.93%
Qatar Industrial Manufacturing Co. QSC	27,803	335,206
Salam International Investment Ltd. QSC	142,427	430,269

		765,475
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.56%
Ooredoo QSC	70,699	1,805,725

		1,805,725
ENERGY EQUIPMENT & SERVICES — 1.30%
Gulf International Services QSC	65,459	514,151

		514,151
FOOD & STAPLES RETAILING — 0.87%
Al Meera Consumer Goods Co. QSC	7,954	345,142

		345,142
FOOD PRODUCTS — 0.74%
Widam Food Co.	17,522	293,541

		293,541
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Medicare Group	14,061	249,076

		249,076

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 10.69%
Industries Qatar QSC	134,563	$3,880,346
Mannai Corp. QSC	16,766	358,692

		4,239,038
INSURANCE — 4.72%
Qatar Insurance Co. SAQ	79,138	1,869,128

		1,869,128
MARINE — 3.90%
Qatar Navigation QSC	64,170	1,545,565

		1,545,565
MULTI-UTILITIES — 4.63%
Qatar Electricity & Water Co. QSC	31,388	1,836,110

		1,836,110
OIL, GAS & CONSUMABLE FUELS — 4.53%
Qatar Gas Transport Co. Ltd.	283,105	1,796,036

		1,796,036
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.24%
Barwa Real Estate Co.	116,749	987,551
Ezdan Holding Group QSC	678,300	2,757,014
Mazaya Qatar Real Estate Development QSC[a]	77,841	264,872
National Leasing	49,512	190,368
United Development Co. QSC	207,655	1,048,768

		5,248,573
WIRELESS TELECOMMUNICATION SERVICES — 2.46%
Vodafone Qatar QSC[a]	403,375	974,871

		974,871

TOTAL COMMON STOCKS
(Cost: $44,908,624)		39,610,952

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	42,440	42,440

		42,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,440)		42,440

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI QATAR CAPPED ETF

November 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $44,951,064)[d]	$39,653,392
Other Assets, Less Liabilities — (0.04)%	(16,554)

NET ASSETS — 100.00%	$39,636,838

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $49,116,004. Net unrealized depreciation was $9,462,612, of which $1,037,408 represented gross unrealized appreciation on securities and $10,500,020 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$39,610,952	$—	$—	$39,610,952
Money market funds	42,440	—	—	42,440

Total	$39,653,392	$—	$—	$39,653,392

109

Schedule of Investments (Unaudited)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.57%

BANKS — 32.83%
Al Rajhi Bank	29,465	$498,186
Alinma Bank	28,481	107,897
Arab National Bank	15,592	89,496
Bank Al-Jazira	1,882	6,703
Bank AlBilad	7,333	37,144
Banque Saudi Fransi	17,824	127,112
National Commercial Bank	28,986	326,879
Riyad Bank	50,029	149,916
Samba Financial Group	34,069	209,721
Saudi British Bank (The)	5,562	36,033
Saudi Investment Bank (The)	6,583	25,536

		1,614,623
BUILDING PRODUCTS — 0.41%
Saudi Ceramic Co.	2,382	20,315

		20,315
CHEMICALS — 23.86%
Advanced Petrochemical Co.	4,790	55,026
Sahara Petrochemical Co.	12,213	40,179
Saudi Arabian Fertilizer Co.	6,140	121,214
Saudi Basic Industries Corp.	29,356	738,879
Saudi Chemical Co.	2,480	24,814
Saudi Industrial Investment Group	3,708	17,003
Saudi International Petrochemical Co.[a]	9,645	39,676
Saudi Kayan Petrochemical Co.	19,463	42,963
Yanbu National Petrochemical Co.	7,101	93,861

		1,173,615
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Saudi Airlines Catering Co.	658	17,965

		17,965
CONSTRUCTION MATERIALS — 4.96%
Arabian Cement Co./Saudi Arabia	2,823	37,269
City Cement Co.	6,763	25,945
Eastern Province Cement Co.	3,201	26,113
Najran Cement Co.	6,954	22,433
Northern Region Cement Co.	7,063	23,161
Qassim Cement Co. (The)	2,399	40,773
Saudi Cement Co.	1,646	28,207
Southern Province Cement Co.	1,389	27,977
Yamama Cement Co.	892	4,804
Yanbu Cement Co.	766	7,194

		243,876

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Aseer Trading Tourism & Manufacturing Co.	5,553	$21,910

		21,910
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.30%
Saudi Telecom Co.	16,026	309,758

		309,758
ELECTRIC UTILITIES — 3.58%
Saudi Electricity Co.	34,455	175,997

		175,997
FOOD & STAPLES RETAILING — 0.68%
Abdullah Al Othaim Markets Co.	1,333	33,491

		33,491
FOOD PRODUCTS — 6.59%
Almarai Co.	9,939	174,829
Halwani Brothers Co.	304	4,779
National Agriculture Development Co. (The)	776	4,961
Saudia Dairy & Foodstuff Co.	977	34,186
Savola Group (The)	10,249	105,606

		324,361
GAS UTILITIES — 0.09%
National Gas & Industrialization Co.	587	4,571

		4,571
HEALTH CARE PROVIDERS & SERVICES — 3.00%
Al Hammadi Development and Investment Co.	3,409	33,999
Dallah Healthcare Holding Co.	1,502	35,939
Middle East Healthcare Co.	281	4,787
Mouwasat Medical Services Co.	1,297	46,891
National Medical Care Co.	1,480	25,876

		147,492
HOTELS, RESTAURANTS & LEISURE — 1.64%
Abdul Mohsen Al-Hokair Tourism and Development Co.	2,292	20,122
Al Tayyar Travel Group Holding Co.	1,697	15,848
Dur Hospitality Co.	3,650	19,734
Herfy Food Services Co.	1,207	25,067

		80,771
INDUSTRIAL CONGLOMERATES — 0.76%
National Industrialization Co.	8,290	37,240

		37,240

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

November 30, 2016

Security	Shares	Value
INSURANCE — 2.40%
Bupa Arabia for Cooperative Insurance Co.	947	$35,654
Co for Cooperative Insurance (The)	2,272	61,516
Mediterranean & Gulf Insurance & Reinsurance Co. (The)[a]	3,653	20,695

		117,865
MEDIA — 0.49%
Saudi Research & Marketing Group[a]	2,738	24,205

		24,205
METALS & MINING — 4.10%
Saudi Arabian Mining Co.[a]	16,842	180,411
Zamil Industrial Investment Co.	2,911	21,117

		201,528
OIL, GAS & CONSUMABLE FUELS — 0.74%
Rabigh Refining & Petrochemical Co.[a]	12,477	36,224

		36,224
PHARMACEUTICALS — 0.68%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,493	33,562

		33,562
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.69%
Arriyadh Development Co.	4,750	25,150
Emaar Economic City	11,468	53,381
Red Sea Housing Services Co.	692	4,784

		83,315
ROAD & RAIL — 0.56%
Saudi Public Transport Co.	1,337	4,947
United International Transportation Co.	2,610	22,747

		27,694
SPECIALTY RETAIL — 0.74%
Jarir Marketing Co.	989	31,429
Saudi Co. For Hardware LLC	236	4,789

		36,218

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.66%
Etihad Etisalat Co.[a]	14,798	$96,971
Mobile Telecommunications Co.[a]	15,342	33,703

		130,674

TOTAL COMMON STOCKS
(Cost: $4,867,999)		4,897,270

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	647	647

		647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $647)		647

TOTAL INVESTMENTS IN SECURITIES — 99.58%
(Cost: $4,868,646)[d]		4,897,917
Other Assets, Less Liabilities — 0.42%		20,728

NET ASSETS — 100.00%		$4,918,645

[a]	Non-income earning security.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $4,881,603. Net unrealized appreciation was $16,314, of which $358,907 represented gross unrealized appreciation on securities and $342,593 represented gross unrealized depreciation on securities.

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,897,270	$—	$—	$4,897,270
Money market funds	647	—	—	647

Total	$4,897,917	$—	$—	$4,897,917

112

Schedule of Investments (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 98.89%

AIRLINES — 2.24%
Air Arabia PJSC	2,471,161	$854,479

		854,479
BANKS — 24.48%
Abu Dhabi Commercial Bank PJSC	1,669,989	2,819,046
Ajman Bank PJSC[a]	1,112,375	414,924
Dubai Islamic Bank PJSC	1,046,680	1,493,283
First Gulf Bank PJSC	518,722	1,638,285
National Bank of Abu Dhabi PJSC	646,479	1,654,547
Union National Bank PJSC	1,094,797	1,341,352

		9,361,437
BUILDING PRODUCTS — 0.83%
National Central Cooling Co. PJSC	585,030	318,570

		318,570
CAPITAL MARKETS — 5.41%
Amanat Holdings PJSC	1,646,475	403,454
Dubai Financial Market PJSC	2,250,844	698,630
Dubai Investments PJSC	1,568,404	965,080

		2,067,164
CONSTRUCTION & ENGINEERING — 3.48%
Arabtec Holding PJSC[a]	2,420,043	856,571
Orascom Construction Ltd.[a]	88,231	475,565

		1,332,136
DIVERSIFIED FINANCIAL SERVICES — 3.96%
Al Waha Capital PJSC	1,143,731	554,295
Gulf General Investment Co.[a]	1,912,156	257,706
SHUAA Capital PSC[a]	1,717,113	701,273

		1,513,274
DIVERSIFIED TELECOMMUNICATION SERVICES — 20.47%
Emirates Telecommunications Group Co. PJSC	1,541,559	7,827,729

		7,827,729
ENERGY EQUIPMENT & SERVICES — 1.02%
Lamprell PLC[a]	359,672	390,956

		390,956
FOOD PRODUCTS — 0.95%
Agthia Group PJSC	217,893	364,851

		364,851

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.20%
NMC Health PLC	72,428	$1,221,636

		1,221,636
HOTELS, RESTAURANTS & LEISURE — 3.38%
DXB Entertainments PJSC[a]	3,226,279	1,291,267

		1,291,267
OIL, GAS & CONSUMABLE FUELS — 1.59%
Dana Gas PJSC[a]	4,046,371	605,934

		605,934
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.91%
Aldar Properties PJSC	2,460,342	1,661,284
Deyaar Development PJSC[a]	1,496,179	224,049
Emaar Malls PJSC	1,521,309	1,076,930
Emaar Properties PJSC	2,542,526	4,721,137
Eshraq Properties Co. PJSC[a]	1,517,208	408,957
RAK Properties PJSC	2,105,738	384,128
Union Properties PJSC[a]	1,144,088	284,710

		8,761,195
THRIFTS & MORTGAGE FINANCE — 0.87%
Amlak Finance PJSC[a]	1,003,430	333,306

		333,306
TRANSPORTATION INFRASTRUCTURE — 4.10%
DP World Ltd.	100,874	1,566,573

		1,566,573

TOTAL COMMON STOCKS
(Cost: $38,967,163)		37,810,507

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[b,c]	28,461	28,461

		28,461

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,461)		28,461

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UAE CAPPED ETF

November 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 98.97%
(Cost: $38,995,624)[d]	$37,838,968
Other Assets, Less Liabilities — 1.03%	395,096

NET ASSETS — 100.00%	$38,234,064

[a]	Non-income earning security.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	Affiliated money market fund.
[d]	The cost of investments for federal income tax purposes was $46,245,883. Net unrealized depreciation was $8,406,915, of which $1,952,739 represented gross unrealized appreciation on securities and $10,359,654 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,810,507	$—	$—	$37,810,507
Money market funds	28,461	—	—	28,461

Total	$37,838,968	$—	$—	$37,838,968

114

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.19%

AEROSPACE & DEFENSE — 2.19%
BAE Systems PLC	2,824,887	$21,194,135
Cobham PLC	1,517,728	3,115,538
Meggitt PLC	688,924	4,066,145
Rolls-Royce Holdings PLC	1,637,305	13,838,818
Rolls-Royce Holdings PLC New[a]	74,227,854	92,740

		42,307,376
AIR FREIGHT & LOGISTICS — 0.24%
Royal Mail PLC	799,790	4,682,522

		4,682,522
AIRLINES — 0.09%
easyJet PLC	141,187	1,746,351

		1,746,351
AUTO COMPONENTS — 0.31%
GKN PLC	1,523,283	5,897,986

		5,897,986
BANKS — 13.14%
Barclays PLC	15,065,820	40,648,786
HSBC Holdings PLC	17,717,364	140,608,378
Lloyds Banking Group PLC	57,213,524	41,366,977
Royal Bank of Scotland Group PLC[a]	3,141,094	7,625,272
Standard Chartered PLC[a]	2,924,214	23,422,677

		253,672,090
BEVERAGES — 3.09%
Coca-Cola HBC AG	160,715	3,413,555
Diageo PLC	2,242,647	56,179,375

		59,592,930
BIOTECHNOLOGY — 2.42%
Shire PLC	801,783	46,681,453

		46,681,453
CAPITAL MARKETS — 1.77%
3i Group PLC	864,391	7,440,996
Aberdeen Asset Management PLC	819,850	2,745,180
Hargreaves Lansdown PLC	231,811	3,408,883
ICAP PLC	492,147	2,993,893
Investec PLC	584,659	3,798,460
London Stock Exchange Group PLC	280,807	9,641,093
Schroders PLC	120,517	4,163,370

		34,191,875

Security	Shares	Value
CHEMICALS — 0.59%
Croda International PLC	116,601	$4,752,125
Johnson Matthey PLC	171,979	6,725,450

		11,477,575
COMMERCIAL SERVICES & SUPPLIES — 0.36%
Babcock International Group PLC	224,017	2,672,920
G4S PLC	1,378,879	4,205,286

		6,878,206
CONSUMER FINANCE — 0.25%
Provident Financial PLC	131,156	4,776,704

		4,776,704
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
BT Group PLC	7,515,903	33,533,016
Inmarsat PLC[b]	400,837	3,558,226

		37,091,242
ELECTRIC UTILITIES — 0.86%
SSE PLC	897,175	16,533,728

		16,533,728
ENERGY EQUIPMENT & SERVICES — 0.12%
Petrofac Ltd.	230,530	2,288,353

		2,288,353
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.37%
British Land Co. PLC (The)	868,971	6,421,872
Hammerson PLC	703,669	4,787,049
Intu Properties PLC[b]	836,512	2,812,467
Land Securities Group PLC	702,653	8,515,580
Segro PLC	736,272	3,845,176

		26,382,144
FOOD & STAPLES RETAILING — 1.48%
J Sainsbury PLC	1,457,451	4,206,371
Tesco PLC[a]	7,277,212	18,975,318
Wm Morrison Supermarkets PLC	1,971,465	5,357,349

		28,539,038
FOOD PRODUCTS — 0.71%
Associated British Foods PLC	317,541	10,116,763
Tate & Lyle PLC	414,487	3,511,092

		13,627,855
HEALTH CARE EQUIPMENT & SUPPLIES — 0.58%
Smith & Nephew PLC	794,489	11,186,994

		11,186,994

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.15%
Mediclinic International PLC	327,588	$2,903,902

		2,903,902
HOTELS, RESTAURANTS & LEISURE — 3.09%
Carnival PLC	169,619	8,570,127
Compass Group PLC	1,462,351	25,049,017
InterContinental Hotels Group PLC	166,749	6,835,512
Merlin Entertainments PLC[c]	630,696	3,434,068
TUI AG	443,229	5,836,740
Whitbread PLC	163,165	7,061,655
William Hill PLC	771,794	2,905,375

		59,692,494
HOUSEHOLD DURABLES — 1.04%
Barratt Developments PLC	890,705	5,221,479
Berkeley Group Holdings PLC	116,720	3,612,209
Persimmon PLC	274,589	5,832,217
Taylor Wimpey PLC	2,901,328	5,375,756

		20,041,661
HOUSEHOLD PRODUCTS — 2.46%
Reckitt Benckiser Group PLC	563,195	47,588,255

		47,588,255
INDUSTRIAL CONGLOMERATES — 0.63%
DCC PLC	78,875	6,040,897
Smiths Group PLC	351,108	6,189,697

		12,230,594
INSURANCE — 6.20%
Admiral Group PLC	187,928	4,463,497
Aviva PLC	3,614,177	20,184,525
Direct Line Insurance Group PLC	1,221,935	5,300,654
Legal & General Group PLC	5,300,596	15,616,011
Old Mutual PLC	4,390,692	10,417,405
Prudential PLC	2,297,084	44,441,600
RSA Insurance Group PLC	905,459	6,114,572
St. James’s Place PLC	467,959	5,495,880
Standard Life PLC	1,755,409	7,579,729

		119,613,873
INTERNET SOFTWARE & SERVICES — 0.23%
Auto Trader Group PLC[c]	889,589	4,442,477

		4,442,477
IT SERVICES — 0.28%
Worldpay Group PLC[c]	1,599,618	5,380,132

		5,380,132

Security	Shares	Value
MACHINERY — 0.38%
IMI PLC	241,666	$2,928,794
Weir Group PLC (The)	192,853	4,356,387

		7,285,181
MEDIA — 2.46%
ITV PLC	3,224,766	6,768,760
Pearson PLC	732,228	7,277,599
Sky PLC	919,629	8,973,571
WPP PLC	1,143,311	24,412,263

		47,432,193
METALS & MINING — 7.28%
Anglo American PLC[a]	1,248,408	18,483,172
Antofagasta PLC[b]	350,420	3,016,544
BHP Billiton PLC	1,881,163	30,871,527
Fresnillo PLC	196,442	2,945,216
Glencore PLC[a]	10,897,843	38,028,840
Randgold Resources Ltd.	83,385	5,938,331
Rio Tinto PLC	1,101,864	41,162,409

		140,446,039
MULTI-UTILITIES — 2.64%
Centrica PLC	4,869,596	12,794,809
National Grid PLC	3,353,081	38,257,056

		51,051,865
MULTILINE RETAIL — 0.70%
Marks & Spencer Group PLC	1,442,649	5,924,640
Next PLC	124,746	7,643,261

		13,567,901
OIL, GAS & CONSUMABLE FUELS — 14.51%
BP PLC	16,730,219	96,037,641
Royal Dutch Shell PLC Class A	3,780,727	95,700,975
Royal Dutch Shell PLC Class B	3,336,000	88,299,066

		280,037,682
PAPER & FOREST PRODUCTS — 0.34%
Mondi PLC	326,357	6,658,566

		6,658,566
PERSONAL PRODUCTS — 2.36%
Unilever PLC	1,143,141	45,646,573

		45,646,573
PHARMACEUTICALS — 7.37%
AstraZeneca PLC	1,126,358	58,394,752
GlaxoSmithKline PLC	4,341,841	81,126,350

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2016

Security	Shares	Value
Hikma Pharmaceuticals PLC	127,638	$2,712,601

		142,233,703
PROFESSIONAL SERVICES — 2.21%
Capita PLC	592,315	3,881,502
Experian PLC	854,673	16,124,213
Intertek Group PLC	143,393	5,892,417
RELX PLC	970,656	16,675,146

		42,573,278
SOFTWARE — 0.41%
Sage Group PLC (The)	961,482	7,898,389

		7,898,389
SPECIALTY RETAIL — 0.64%
Dixons Carphone PLC	869,760	3,605,599
Kingfisher PLC	2,004,068	8,841,211

		12,446,810
TEXTILES, APPAREL & LUXURY GOODS — 0.37%
Burberry Group PLC	395,501	7,061,247

		7,061,247
TOBACCO — 6.62%
British American Tobacco PLC	1,660,504	91,149,052
Imperial Brands PLC	853,897	36,625,275

		127,774,327
TRADING COMPANIES & DISTRIBUTORS — 1.72%
Ashtead Group PLC	447,283	8,756,952
Bunzl PLC	298,849	7,691,670
Travis Perkins PLC	222,132	3,724,477
Wolseley PLC	224,704	13,040,616

		33,213,715
WATER UTILITIES — 0.64%
Severn Trent PLC	209,215	5,716,671
United Utilities Group PLC	605,972	6,685,207

		12,401,878
WIRELESS TELECOMMUNICATION SERVICES — 2.97%
Vodafone Group PLC	23,699,095	57,413,123

		57,413,123

TOTAL COMMON STOCKS (Cost: $2,599,252,795)		1,914,590,280

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	12,290,625	$12,294,312
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	161,135	161,135

		12,455,447

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,453,708)		12,455,447

TOTAL INVESTMENTS IN SECURITIES — 99.83% (Cost: $2,611,706,503)[g]		1,927,045,727
Other Assets, Less Liabilities — 0.17%		3,187,060

NET ASSETS — 100.00%		$1,930,232,787

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,683,194,950. Net unrealized depreciation was $756,149,223, of which $7,937,633 represented gross unrealized appreciation on securities and $764,086,856 represented gross unrealized depreciation on securities.

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of November 30, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
FTSE 100 Index	163	Dec. 2016	Intercontinental	$13,736,467	$13,810,677	$74,210

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,914,497,540	$92,740	$—	$1,914,590,280
Money market funds	12,455,447	—	—	12,455,447

Total	$1,926,952,987	$92,740	$—	$1,927,045,727

Derivative financial instruments[a]:
Assets:
Futures contracts	$74,210	$—	$—	$74,210

Total	$74,210	$—	$—	$74,210

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

118

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 1.49%
Chemring Group PLC[a]	18,291	$37,936
QinetiQ Group PLC	37,485	113,806
Senior PLC	27,325	63,125
Ultra Electronics Holdings PLC	4,576	115,717

		330,584
AIRLINES — 0.17%
Dart Group PLC	6,357	37,885

		37,885
BANKS — 2.55%
Aldermore Group PLC[a]	13,427	35,799
BGEO Group PLC	2,574	95,160
CYBG PLC[a]	57,407	202,263
Metro Bank PLC[a]	3,525	143,795
Shawbrook Group PLC[a,b]	8,862	27,736
Virgin Money Holdings UK PLC	15,924	61,178

		565,931
BEVERAGES — 0.97%
Britvic PLC	16,234	115,916
Fevertree Drinks PLC	5,630	75,265
Stock Spirits Group PLC	11,799	24,582

		215,763
BIOTECHNOLOGY — 0.97%
Abcam PLC	11,876	122,932
Genus PLC	3,976	91,652

		214,584
BUILDING PRODUCTS — 0.21%
Polypipe Group PLC	12,272	47,102

		47,102
CAPITAL MARKETS — 6.97%
Allied Minds PLC[a]	11,879	55,715
Ashmore Group PLC	25,350	86,814
Brewin Dolphin Holdings PLC	18,307	65,736
Close Brothers Group PLC	9,767	166,325
CMC Markets PLC[b]	7,622	17,760
Henderson Group PLC	73,733	213,539
IG Group Holdings PLC	23,864	250,601
Intermediate Capital Group PLC	17,936	151,935
Jupiter Fund Management PLC	28,327	152,008
Man Group PLC	110,899	157,124

Security	Shares	Value
P2P Global Investments PLC/Fund	5,581	$51,704
SVG Capital PLC[a]	10,379	91,551
Tullett Prebon PLC	15,852	88,075

		1,548,887
CHEMICALS — 2.14%
Elementis PLC	30,198	95,116
Essentra PLC	17,113	84,776
Scapa Group PLC	9,454	36,853
Sirius Minerals PLC[a,c]	257,253	57,854
Synthomer PLC	17,694	81,994
Victrex PLC	5,567	119,285

		475,878
COMMERCIAL SERVICES & SUPPLIES — 5.49%
Aggreko PLC	16,654	170,101
Berendsen PLC	11,230	124,242
Cape PLC	8,033	14,327
De La Rue PLC	6,587	47,321
Homeserve PLC	17,143	129,796
Mitie Group PLC	22,997	59,074
Regus PLC	42,455	123,591
Rentokil Initial PLC	119,067	318,947
Restore PLC[c]	7,037	33,542
RPS Group PLC	14,389	33,708
Serco Group PLC[a]	71,549	118,893
Shanks Group PLC	39,338	44,603

		1,218,145
COMMUNICATIONS EQUIPMENT — 0.08%
Telit Communications PLC[c]	5,488	18,376

		18,376
CONSTRUCTION & ENGINEERING — 2.78%
Balfour Beatty PLC	44,931	150,278
Carillion PLC	27,992	86,314
Costain Group PLC	5,603	24,729
Galliford Try PLC	5,398	85,247
Interserve PLC	9,558	35,736
John Laing Group PLC[b]	23,827	81,538
Keller Group PLC	4,662	45,258
Kier Group PLC	6,273	109,255

		618,355
CONSTRUCTION MATERIALS — 0.41%
Forterra PLC[b]	5,213	11,886

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Ibstock PLC[b]	13,326	$30,802
Marshalls PLC	12,964	47,620

		90,308
CONSUMER FINANCE — 0.40%
Arrow Global Group PLC	10,345	37,773
International Personal Finance PLC	14,399	50,121

		87,894
CONTAINERS & PACKAGING — 2.67%
DS Smith PLC	61,641	302,666
RPC Group PLC	21,592	290,543

		593,209
DISTRIBUTORS — 1.02%
Inchcape PLC	25,029	190,285
John Menzies PLC	5,424	35,578

		225,863
DIVERSIFIED CONSUMER SERVICES — 1.01%
AA PLC	39,658	131,651
Dignity PLC	3,069	93,598

		225,249
DIVERSIFIED FINANCIAL SERVICES — 0.18%
Plus500 Ltd.	5,229	39,101

		39,101
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.50%
Kcom Group PLC	33,588	43,224
TalkTalk Telecom Group PLC[c]	34,228	68,295

		111,519
ELECTRICAL EQUIPMENT — 1.33%
Dialight PLC[a]	1,588	13,491
Melrose Industries PLC	122,873	281,321

		294,812
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.53%
Electrocomponents PLC	28,709	160,550
Halma PLC	24,651	290,434
Laird PLC	17,953	34,857
Oxford Instruments PLC	3,562	27,726
Renishaw PLC	2,365	73,280
Spectris PLC	7,760	198,076

		784,923

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.99%
Amec Foster Wheeler PLC	25,392	$138,320
Hunting PLC	9,057	61,105
John Wood Group PLC	23,556	242,216

		441,641
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.14%
Assura PLC	107,281	76,736
Big Yellow Group PLC	9,751	80,955
Derwent London PLC	6,896	207,642
Empiric Student Property PLC	32,402	44,936
Great Portland Estates PLC	22,411	170,102
Hansteen Holdings PLC	48,434	64,265
LondonMetric Property PLC	38,853	69,416
NewRiver REIT PLC	15,230	63,697
Primary Health Properties PLC	39,326	54,539
Redefine International PLC/Isle of Man	81,864	37,476
Safestore Holdings PLC	13,708	58,574
Schroder REIT Ltd.	33,294	24,023
Shaftesbury PLC	17,239	197,723
Standard Life Investment Property Income Trust Ltd.	25,293	27,335
Tritax Big Box REIT PLC	71,990	118,367
Workspace Group PLC	7,964	68,308

		1,364,094
FOOD & STAPLES RETAILING — 1.59%
Booker Group PLC	109,716	236,325
Conviviality PLC	10,628	27,387
Greggs PLC	6,573	74,075
Majestic Wine PLC[c]	4,174	15,645

		353,432
FOOD PRODUCTS — 0.85%
Dairy Crest Group PLC	9,164	65,319
Greencore Group PLC	26,865	97,675
Premier Foods PLC[a]	46,352	25,481

		188,475
HEALTH CARE EQUIPMENT & SUPPLIES — 0.16%
Advanced Medical Solutions Group PLC	12,903	36,111

		36,111

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.18%
CVS Group PLC	3,705	$49,299
Spire Healthcare Group PLC[b]	18,280	80,896
UDG Healthcare PLC	16,044	131,798

		261,993
HEALTH CARE TECHNOLOGY — 0.19%
EMIS Group PLC	3,672	42,667

		42,667
HOTELS, RESTAURANTS & LEISURE — 4.99%
888 Holdings PLC	10,355	27,072
Domino’s Pizza Group PLC	32,278	141,148
Enterprise Inns PLC[a]	32,343	43,642
Greene King PLC	20,133	172,558
GVC Holdings PLC	18,066	147,167
J D Wetherspoon PLC	5,179	53,059
Ladbrokes Coral Group PLC	62,291	96,583
Marston’s PLC	37,448	62,929
Mitchells & Butlers PLC	13,556	38,481
Rank Group PLC	11,432	27,738
Restaurant Group PLC (The)	13,087	53,075
SSP Group PLC	30,951	143,041
Thomas Cook Group PLC[a]	95,007	100,540

		1,107,033
HOUSEHOLD DURABLES — 2.54%
Bellway PLC	7,991	243,808
Bovis Homes Group PLC	8,759	88,971
Cairn Homes PLC[a]	35,855	48,780
Crest Nicholson Holdings PLC	16,531	90,360
Redrow PLC	14,414	73,584
Telford Homes PLC	4,528	17,453

		562,956
HOUSEHOLD PRODUCTS — 0.32%
PZ Cussons PLC	18,148	70,018

		70,018
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.42%
Drax Group PLC	26,493	93,873

		93,873
INSURANCE — 4.67%
Beazley PLC	34,073	162,195
Chesnara PLC	8,203	35,615
Chesnara PLC New[a]	311	185

Security	Shares	Value
esure Group PLC	18,808	$46,551
Hastings Group Holdings PLC[b]	8,415	22,583
Hiscox Ltd.	18,590	243,180
JRP Group PLC	30,157	50,187
Lancashire Holdings Ltd.	12,350	99,524
Phoenix Group Holdings	23,035	204,050
Saga PLC	72,804	173,463

		1,037,533
INTERNET & DIRECT MARKETING RETAIL — 2.19%
AO World PLC[a,c]	13,607	29,071
ASOS PLC[a]	3,533	222,781
boohoo.com PLC[a]	43,781	68,375
Hostelworld Group PLC[b]	6,345	19,264
N Brown Group PLC	9,968	24,846
Ocado Group PLC[a,c]	32,740	110,444
On the Beach Group PLC[a,b]	3,903	12,435

		487,216
INTERNET SOFTWARE & SERVICES — 3.24%
Gocompare.Com Group PLC[a]	19,212	14,402
iomart Group PLC	5,387	19,098
Just Eat PLC[a]	30,840	225,602
Moneysupermarket.com Group PLC	35,648	118,027
Rightmove PLC	6,126	280,819
Zoopla Property Group PLC[b]	14,916	62,412

		720,360
IT SERVICES — 1.09%
Equiniti Group PLC[b]	18,532	44,513
Kainos Group PLC	3,354	9,376
Paysafe Group PLC[a]	29,848	144,731
Redcentric PLC	9,386	10,554
SafeCharge International Group Ltd.	3,588	9,952
Softcat PLC	5,814	21,879

		241,005
LIFE SCIENCES TOOLS & SERVICES — 0.25%
Clinigen Healthcare Ltd.[a]	5,974	56,353

		56,353
MACHINERY — 3.08%
Bodycote PLC	12,470	89,273
Fenner PLC	12,623	38,521
Morgan Advanced Materials PLC	18,605	65,598

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Rotork PLC	56,651	$165,979
Spirax-Sarco Engineering PLC	4,785	255,337
Vesuvius PLC	14,137	69,485

		684,193
MEDIA — 4.50%
Cineworld Group PLC	12,104	82,343
Daily Mail & General Trust PLC Class A NVS	17,565	167,446
Entertainment One Ltd.	22,535	61,801
Informa PLC	52,809	428,537
ITE Group PLC	17,295	31,764
UBM PLC	25,633	228,505

		1,000,396
METALS & MINING — 2.40%
Acacia Mining PLC	10,687	52,995
Centamin PLC	71,346	115,793
Evraz PLC[a]	23,019	68,966
Ferrexpo PLC[a]	11,482	18,900
Hochschild Mining PLC	16,427	44,804
KAZ Minerals PLC[a]	16,013	72,544
Lonmin PLC[a]	18,259	34,105
Petra Diamonds Ltd.	34,174	70,365
Vedanta Resources PLC	5,256	55,359

		533,831
MULTI-UTILITIES — 0.29%
Telecom Plus PLC	4,168	65,146

		65,146
MULTILINE RETAIL — 0.88%
B&M European Value Retail SA	45,588	141,825
Debenhams PLC	75,986	52,595

		194,420
OIL, GAS & CONSUMABLE FUELS — 2.73%
Amerisur Resources PLC[a]	59,895	21,702
Cairn Energy PLC[a]	37,469	98,028
EnQuest PLC ADR[a,c]	67,321	25,023
Faroe Petroleum PLC[a,c]	20,317	19,038
Hurricane Energy PLC[a]	38,896	19,196
Nostrum Oil & Gas PLC[a]	5,536	29,603
Ophir Energy PLC[a]	45,583	45,276
Pantheon Resources PLC[a]	14,412	11,344
Premier Oil PLC[a]	33,981	25,261
SOCO International PLC	13,244	22,876

Security	Shares	Value
Sound Energy PLC[a]	31,686	$29,296
Stobart Group Ltd.	18,932	37,728
Tullow Oil PLC[a]	59,376	220,921

		605,292
PHARMACEUTICALS — 2.10%
BTG PLC[a]	24,979	182,415
GW Pharmaceuticals PLC[a,c]	2,680	24,293
Indivior PLC	46,925	189,134
Vectura Group PLC[a]	39,658	70,855

		466,697
PROFESSIONAL SERVICES — 1.55%
Hays PLC	88,684	153,904
Pagegroup PLC	20,180	93,439
WS Atkins PLC	5,542	97,146

		344,489
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.41%
Capital & Counties Properties PLC	49,582	176,055
Countrywide PLC	9,676	20,709
Foxtons Group PLC	16,654	21,900
Grainger PLC	27,139	76,393
Helical PLC	6,424	23,276
Savills PLC	8,655	72,451
ST Modwen Properties PLC	12,273	42,935
UNITE Group PLC (The)	14,457	100,970

		534,689
ROAD & RAIL — 2.02%
FirstGroup PLC[a]	78,403	99,720
Go-Ahead Group PLC	2,799	72,704
National Express Group PLC	28,334	125,955
Northgate PLC	8,589	44,990
Redde PLC	19,053	38,326
Stagecoach Group PLC	26,146	66,640

		448,335
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
Imagination Technologies Group PLC[a,c]	17,410	48,833

		48,833
SOFTWARE — 3.13%
AVEVA Group PLC	4,164	88,287
Micro Focus International PLC	14,924	393,618

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2016

Security	Shares	Value
Playtech PLC	14,698	$157,744
Sophos Group PLC[b]	17,527	55,731

		695,380
SPECIALTY RETAIL — 2.86%
Card Factory PLC	19,937	63,369
Dunelm Group PLC	6,558	60,550
GAME Digital PLC	3,128	1,935
Halfords Group PLC	12,948	55,391
JD Sports Fashion PLC	22,195	92,342
Lookers PLC	21,023	27,645
Pets at Home Group PLC	24,397	64,743
Sports Direct International PLC[a,c]	17,481	69,017
SuperGroup PLC	3,171	60,854
WH Smith PLC	7,353	138,538

		634,384
TEXTILES, APPAREL & LUXURY GOODS — 0.32%
Jimmy Choo PLC[a,c]	7,577	12,638
Ted Baker PLC	1,852	59,351

		71,989
THRIFTS & MORTGAGE FINANCE — 0.50%
OneSavings Bank PLC	7,060	27,794
Paragon Group of Companies PLC (The)	18,297	83,532

		111,326
TRADING COMPANIES & DISTRIBUTORS — 1.85%
Diploma PLC	7,374	86,557
Grafton Group PLC	14,619	96,804
Howden Joinery Group PLC	40,939	184,137
SIG PLC	38,472	42,876

		410,374
TRANSPORTATION INFRASTRUCTURE — 0.99%
BBA Aviation PLC	67,157	220,085

		220,085
WATER UTILITIES — 1.18%
Pennon Group PLC	25,535	260,970

		260,970

TOTAL COMMON STOCKS (Cost: $25,600,177)		22,139,957

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.72%[d,e,f]	486,699	$486,845
BlackRock Cash Funds: Treasury, SL Agency Shares
0.30%[d,e]	6,633	6,633

		493,478

TOTAL SHORT-TERM INVESTMENTS (Cost: $493,332)		493,478

TOTAL INVESTMENTS IN SECURITIES — 101.91% (Cost: $26,093,509)[g]		22,633,435
Other Assets, Less Liabilities — (1.91)%		(424,708)

NET ASSETS — 100.00%		$22,208,727

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $26,420,348. Net unrealized depreciation was $3,786,913, of which $713,020 represented gross unrealized appreciation on securities and $4,499,933 represented gross unrealized depreciation on securities.

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$22,139,772	$185	$—	$22,139,957
Money market funds	493,478	—	—	493,478

Total	$22,633,250	$185	$—	$22,633,435

124

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 27, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 27, 2017